As filed with the Securities and Exchange Commission on April 27, 2011

Registration No. 333-122235

811-21703

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

ADVISORS EDGE® NY VARIABLE ANNUITY

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No.

Post-Effective Amendment No. 10

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 11

TFLIC SEPARATE ACCOUNT VNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Ave.

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

☐	Immeidately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2010, pursuant to paragraph (b) of Rule 485.
☐	60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On , pursuant to paragraph (a)(1) of Rule 485.

If appropriated, check the following box:

THE ADVISOR’S EDGE® NY

VARIABLE ANNUITY

Issued Through

TFLIC Separate Account VNY

By

Transamerica Financial Life Insurance Company

Prospectus

May 1, 2011

The Advisor’s Edge® NY Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”). The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (“SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free of charge by calling our Administrative and Services Office at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Columbia Funds Variable Insurance Trust – Class 1 Shares

Advised by Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Small Company Growth Fund

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

Federated Insurance Series – Primary Shares

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity® Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund

Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC

Transamerica Efficient Markets VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by ING Clarion Real Estate Securities, LLC

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by J.P. Morgan Investment Management Inc. and BlackRock Financial Management Inc.

Transamerica Multi-Managed Balanced VP

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP

Transamerica Morgan Stanley Growth Opportunities VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP

Transamerica WMC Diversified Growth VP

Vanguard® Variable Insurance Fund

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, LLC

Wanger International

Wanger USA

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small Cap Value Fund

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Contents

4	Glossary

5	Summary

9	Fee Table

10	Example

11	The Annuity Policy

12	Purchase

14	Investment Choices

20	Performance

20	Expenses

23	Access to Your Money

24	Annuity Payments

27	Death Benefit

28	Taxes

34	Additional Features

40	Other Information

44	Table of Contents of Statement of Additional Information

45	Appendix A (Condensed Financial Information)

57	Appendix B: Death Benefit - Adjusted Partial Withdrawal

58	Appendix C: Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office — Transamerica Financial Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. 800-866-6007

Annuitant — The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date at least one year after the Policy Date and may not be later than the last day of the Policy Month following the month in which the annuitant attains age 95 (the “maximum annuitization date”) , except expressly allowed by TFLIC.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Beneficiary — The person who has the right to the death benefit set forth in the Policy.

Business Day — A day when the New York Stock Exchange is open for business.

Code — The Internal Revenue Code of 1986, as amended.

Good Order — An instruction that TFLIC receives that is sufficiently complete and clear – along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents – so that TFLIC does not need to exercise any discretion to follow such instruction. All orders requesting a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Nonqualified Policy — A Policy other than a qualified policy.

Owner (Policy Owner, You, Your) — The individual or entity that owns an individual Policy.

Policy — The individual Policy.

Policy Date — The date shown on the policy data page attached to the Policy and the date on which the Policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium Payments; minus

•	partial withdrawals; plus or minus

•	accumulated gains or losses in the separate account; minus

•	services charges, premium taxes, if applicable, rider fees, and transfer fees, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to TFLIC by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Policy.

Qualified Policy — A Policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — TFLIC Separate Account VNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each Policy Anniversary for policy maintenance and related administrative expenses.

Subaccount — A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice that is signed by the owner, is in good order and received at the Administrative and Services Office, and that gives TFLIC the information it requires. For some transactions, TFLIC may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that TFLIC establishes for such notices.

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge® NY Variable Annuity

Advisor’s Edge® NY is a flexible-premium variable annuity offered by Transamerica Financial Life Insurance Company (“TFLIC, “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See Annuity Payments for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies, and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We reserve the right to reject cumulative Premium Payments over $1,000,000 (if riders are attached) and $2,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant for issue ages 0 – 80. For issue ages over 80, we reserve the right to reject cumulative Premium Payments over $500,000 (if riders are attached) and $1,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant.

3.	INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the TFLIC Separate Account VNY (the “Separate Account”). The Separate Account contains a number of subaccounts that invest exclusively in shares of corresponding Portfolios (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to TFLIC, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to charge a $10 fee for each transfer in excess of 12 transfers per Policy Year and to impose restrictions and limitations on transfers.

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4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, TFLIC may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals.

TFLIC will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary. The Service Charge will not be deducted on a Policy Anniversary if at this time, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

The value of net assets of the Subaccounts will reflect the management fee and other expenses incurred by the Portfolios.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500.

You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down.

8.	DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable. If the owner is not the annuitant, no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following death benefits options:

•	Policy Value;

•	Return of Premium; or

•	Annual Step-Up to age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date.

Charges are lower if you choose the Policy Value death benefit. After the Policy is issued, the death benefit option cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified

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and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “Systematic Payout Option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the Federated Prime Money Fund II Subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

11.	OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the advisor from whom you purchased the Policy. A returned Policy will be deemed void.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract; then, other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you may have to pay tax on the surrender.

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity policies.

TFLIC Separate Account VNY

The Separate Account is a unit investment trust registered with the SEC and operating under New York law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio.

Condensed Financial Information

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

Other Topics

Additional information on the topics summarized above and on other topics not summarized here can be found at Other Information.

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information about the Advisor’s Edge® NY Variable Annuity or want to make a transaction, then call or write to our Administrative and Service Office at:

Transamerica Financial Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

800-866-6007

7

You may check your policy at www.transamericaannuities.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)	None
Transfer Fees(2)	$10
Special Service Fee(3)	$0 - $25

(1)

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	TFLIC does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.
(3)	We may deduct a charge for special services, such as overnight delivery.

The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge		$0 - $30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)

Base Separate Account Expenses:
Mortality and Expense Risk Fee		0.40%
Administrative Charge		0.15%
Total Base Separate Account Annual Expenses		0.55%

Optional Separate Account Annual Expenses:
Annual Step-Up to Age 81 Death Benefit		0.20%
Return of Premium Death Benefit		0.05%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(1)		0.75%

Optional Rider Fees – No Longer Available for New Sales

Architect Guaranteed Lifetime Withdrawal Benefit(3)	Single Life Option	Joint Life Option
50% Maximum Equity Percentage	0.30%	0.45%
60% Maximum Equity Percentage	0.45%	0.65%
70% Maximum Equity Percentage	0.65%	1.00%

(1)	Total Separate Account Annual Expenses reflect the base separate account expenses plus the Annual Step-Up to Age 81 Death Benefit.

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2010 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)

	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.19%	2.40%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2010 (unless otherwise noted) and was provided to TFLIC by the underlying funds, their investment advisors or managers, and TFLIC

9

has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

EXAMPLE(1)

The following examples are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, Policy fees, Separate Account annual expenses, and Portfolio fees and expenses.

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2010, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods and assuming (1) a 5% annual rate of return; and (2) the Architect Guaranteed Lifetime Withdrawal Benefit rider (which is no longer available for new sales) has been selected. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$421	$1,271	$2,132	$4,334
Return of Premium Death Benefit Option (0.60%)	$406	$1,227	$2,061	$4,201
Policy Value Death Benefit Option (0.55%)	$401	$1,213	$2,037	$4,157

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2010, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods and assuming a 5% annual rate of return. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$321	$981	$1,664	$3,486
Return of Premium Death Benefit Option (0.60%)	$306	$936	$1,592	$3,347
Policy Value Death Benefit Option (0.55%)	$301	$922	$1,567	$3,300

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

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1.	THE ANNUITY POLICY

The Advisor’s Edge® NY variable annuity is a flexible-premium variable annuity offered by TFLIC. The Policy provides a means of investing on a tax-deferred basis in various Portfolios.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

About the Policy

The Advisor’s Edge® NY variable annuity is a policy between you, the Policy Owner, and TFLIC, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. You could lose the amount that you allocate to the Subaccounts. The Policy is a flexible-premium annuity because after you purchase it, you can make additional investments of at least $500 until the Income Phase begins; you are not required to make any additional investments. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your investment choices without current tax consequences. (See Transfers Among the Subaccounts)

•	Withdraw all or part of your money with no surrender penalty charged by TFLIC, although you may incur income taxes and a 10% penalty tax. (See ACCESS TO YOUR MONEY—Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at Annuity Payments.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into TFLIC Separate Account VNY. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to TFLIC but are accounted for separately from TFLIC’s other assets and can be used only to satisfy its obligations to Policy Owners.

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2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge® NY variable annuity, you should send a completed customer order form and your initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to TFLIC of your completed customer order form and initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. TFLIC will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or younger.

If the customer order form and any other required documents are received in good order, TFLIC will issue the Policy and will credit the initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for regular trading.) Along with the Policy, TFLIC will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions.

If TFLIC cannot credit the initial Premium Payment because the customer order form or other required documentation is incomplete, TFLIC will contact the applicant in writing, explain the reason for the delay, and refund the initial Premium Payment within five Business Days unless the applicant consents to TFLIC’s retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

DEFINITION

Qualified Policy

In addition to Non-Qualified Policies, TFLIC also offers the Advisor’s Edge® NY as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as a tax sheltered annuity or an individual retirement annuity under Section 403(b), 408(b), or 408A of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a net Premium Payment. The initial net Premium Payment is credited to the Policy within two Business Days of receipt (in good order) of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum initial Premium Payment for a Qualified Policy is $1,000.

•	You must obtain prior company approval to purchase a policy with an amount less than the stated minimum.

•

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Financial Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollovers or transfers from other financial institutions. Any third party checks not accepted by company will be returned.

•	We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.”

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•

Additional Premium Payments received (in good order) before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•

For issue ages 0 – 80, we reserve the right to reject cumulative Premium Payments over $1,000,000 (if riders are attached) and $2,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant

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issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative Premium Payments over $500,000 (if riders are attached) and $1,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant issued by us or an affiliate.

•	Your initial net Premium Payment will be invested on the Policy Date among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Purchasing by Wire

For wiring instructions, please contact our Administrative and Service Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts. You may allocate your Premium Payments to one or more Subaccounts. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. TFLIC reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional net Premium Payments by sending written notice to TFLIC. Requests for Transfers received in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

What’s My Policy Worth Today?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your initial net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional net Premium Payments credited

•	any increase in the Policy Value attributable to investment results of the Subaccount(s) you selected minus –

•	any decrease in the Policy Value attributable to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge, if applicable

•	any withdrawals

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes, if applicable, that occur during the Valuation Period.

(The Cash Value, which is what you receive if you fully withdraw (i.e., surrender) your Policy, is the Policy Value minus certain fees and charges.)

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day (generally 4:00 p.m Eastern time) and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your net Premium Payments to a selected Subaccount, TFLIC will credit a certain number of Accumulation Units to your Policy. TFLIC determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the

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Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount. All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value.

3.	INVESTMENT CHOICES

The Advisor’s Edge® NY variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”). The companies that provide investment advice and administrative services for the Portfolios offered through this Policy are listed below.

Note: If you received a summary prospectus for any of the Portfolios listed below, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Columbia Funds Variable Insurance Trust – Class 1 Shares(1)

Advised by Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Small Company Growth Fund(2)

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

Federated Insurance Series – Primary Shares

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II(3)

Fidelity® Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund

Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by ING Clarion Real Estate Securities, LLC

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by J.P. Morgan Investment Management Inc and BlackRock Financial Management, Inc.

Transamerica Multi-Managed Balanced VP(4)

Subadvised by MFS ® Investment Management

Transamerica MFS International Equity VP

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Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP

Transamerica Morgan Stanley Growth Opportunities VP(5)

Transamerica Morgan Stanley Mid-Cap Growth VP(6)

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP(7)

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP(8)

Transamerica WMC Diversified Growth VP

Vanguard® Variable Insurance Fund

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, LLC

Wanger International

Wanger USA

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small Cap Value Fund

(1)	Formerly known as Columbia Funds Variable Insurance Trust – Class A.
(2)	Formerly known as Columbia Small Company Growth Fund, Variable Series.
(3)

There can be no assurance that the Federated Prime Money Fund II portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Federated Prime Money Fund II subaccount may become extremely low and possibly negative.

(4)	Formerly known as Transamerica Balanced VP and formerly subadvised by Transamerica Investment Management, LLC.
(5)	Formerly known as Transamerica Growth Opportunities VP and formerly subadvised by Transamerica Investment Management, LLC.
(6)	Formerly subadvised by Van Kampen Asset Management.
(7)	Formerly known as Transamerica Small/Mid Cap Value VP and formerly subadvised by Transamerica Investment Management, LLC.
(8)	Formerly known as Transamerica Diversified Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

The following subaccounts were closed to new investment as of May 1, 2006.

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by AllianceBernstein L.P.

AllianceBernstein Global Thematic Growth Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Transamerica Series Trust – Initial Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Capital Growth VP(1)

(1)	Formerly known as Transamerica Focus VP and formerly subadvised by Transamerica Investment Management, LLC.

There is no assurance that a Portfolio will achieve its stated objective.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of the Portfolios will be comparable to those of any publicly available funds or portfolios.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Portfolios. You should read the prospectuses for the Portfolios carefully before you invest.

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You can obtain prospectuses for the Portfolios by calling or writing to our Administrative and Service Office.

Selection of Portfolios

The Portfolios offered through this product are selected by TFLIC, and TFLIC may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

You are responsible for choosing the Portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations. Note: Certain Portfolios have similar names. It is important that you state or write the full name of the Portfolio to which you wish to direct your allocation when you submit an allocation request. Failure to do so may result in a delay of a requested allocation amount being credited to the Subaccount.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each Portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as a Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Portfolio. After you select Portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your Policy resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular Portfolio and we do not provide investment advice.

We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Addition, Deletion or Substitution of Investments

TFLIC cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. TFLIC retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. TFLIC reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of TFLIC, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of TFLIC, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by TFLIC. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. TFLIC may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, TFLIC will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, TFLIC will reinvest the amounts in the subaccount that invests in the Federated Prime

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Money Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, TFLIC will reinvest the amounts or in another subaccount, if appropriate. Similarly, TFLIC may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, TFLIC will reinvest the amounts in another subaccount.

In the event of any such substitution or change, TFLIC may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, TFLIC also may transfer the assets of the separate account associated with the policies to another account or accounts.

Transfers Among the Subaccounts

Should your investment goals change, you may make transfers of money among the Subaccounts, subject to limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing. TFLIC will process requests it receives in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	TFLIC does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	There are no transfers permitted out of the Dollar Cost Averaging Option except through the Dollar Cost Averaging Program.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers, frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do

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not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund Portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	limit the number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we

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are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

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4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

Yield And Effective Yield

TFLIC may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which TFLIC advertises yield, TFLIC shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at

20

least $50,000; or (2) your Policy Value equals or exceeds $50,000.

Mortality and Expense Risk Fee

TFLIC charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option, you select on the customer order form. For the Policy Value Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to TFLIC’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then TFLIC will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

TFLIC assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which TFLIC guarantees a number of payments over a life or joint lives, TFLIC assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, TFLIC assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that TFLIC assumes is that the charges collected for administrative expenses, which are based on rates that are guaranteed not to increase above the rates shown for the life of the Policy, may not cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

TFLIC assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and Dollar Cost Averaging transfers are not considered transfers for the purpose of assessing a transfer fee. All transfer requests made at the same time are treated as a single transfer.

Architect GLWB Fee – No Longer Available for New Sales

The annual rider fee for the Architect Guaranteed Lifetime Withdrawal Benefit is a percentage of the total withdrawal base and is assessed on each rider anniversary. The percentage depends on the maximum “equity percentage” that you select (which is the percentage of your Policy Value that can be invested in the “equity” category of the designated investment choices), and whether you select the joint life option under the rider. The rider fee percentages are as follows:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of Policy Value in each investment choice.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund Portfolios for more information.

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Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the Portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular Policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your Policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies and directly or indirectly receives some or all of the 12b-1 fees from the funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor realized on the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to TFLIC and/or TCI

Portfolio	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.25%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Columbia Funds Variable Insurance Trust	0.25%
Credit Suisse Trust	0.20%
DFA Investment Dimensions Group Inc.	0.00%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.30%
Dreyfus Variable Investment Fund	0.30%
Federated Insurance Series	0.50%
Fidelity Variable Insurance Products Fund(3)	0.35%
Nationwide Variable Investment Trust	0.25%
Vanguard Variable Insurance Fund	0.00%
Wanger Advisors Trust	0.15%
Wells Fargo Advantage Variable Trust Funds	0.25%

(1)

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each Portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

(2)

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2010 we received $1,429,707 in benefits from TAM pursuant to these arrangements. We anticipate receiving comparable amounts in the future.

(3)	Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million fund shares are held by the subaccounts of the Company and its affiliates.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their

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affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option;

•	by your beneficiary in the form of a Death Benefit ; and

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, and transfer fees, if any.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500. Withdrawals may be restricted under tax sheltered annuity policies. If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

On the business day that TFLIC receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any applicable service charges.

To make a withdrawal, send your written request on the appropriate TFLIC form to our Administrative and Service Office. Please note: All withdrawal requests must be submitted in good order to avoid a delay in processing your request.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, and because of certain fees and charges, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Payment of Full or Partial Withdrawal Proceeds

TFLIC will pay cash withdrawals within seven business days after receipt (in good order at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which TFLIC may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case TFLIC may delay payment until the check has cleared your bank

In addition, if, pursuant to SEC rules, the Federated Prime Money Fund II portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Federated Prime Money Fund II portfolio until the portfolio is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or

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continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee or Notary Public Stamp as required by us) for the following transaction requests:

•	Any surrenders over $250,000;

•	Certain surrenders on or within 15 days of an ownership change;

•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that Contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement requests made in connection with exchanges of one annuity contract for another with the same owner in a “tax free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file.

•	Any other transaction where we require.

We may change the specific requirements listed above, or add Signature Guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion Signature Guarantee program. This includes many:

•	National and state banks

•	Savings banks and savings and loan association;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion Signature Guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee when required.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide TFLIC with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires TFLIC to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. Eligible Rollover Distributions from tax sheltered annuity policies are subject to mandatory withholding.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time by giving us notice (in good order) with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day TFLIC receives notice of it require prior approval. This date may be any date at least one year after the Policy Date and may not be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. TFLIC will use your Policy Value to provide these annuity payments. If the Policy Value on the Annuity Commencement Date is less than $2,000, TFLIC reserves the right to pay it in one lump sum in lieu of

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applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (TFLIC reserves the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose which may be from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end of the period.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain–We will make level payments only during the annuitant’s lifetime.

•	Period Certain—We will make level payments for the longer of the annuitant’s lifetime or a period you choose, which may be from 10 to 20 years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this, Annuity Payment Option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Note: Other annuity payment options may be arranged by agreement with TFLIC. Some annuity payment options may not be available in all states.

If your Policy is a qualified policy, then payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life

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Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping TFLIC informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate upon annuitization.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, TFLIC determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, TFLIC will assume that you chose the Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

TFLIC reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Policy Value is less than $2,000, TFLIC reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, TFLIC may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without TFLIC’s consent.

•	At the time TFLIC calculates your Annuity Payments, TFLIC may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•

If you have selected a variable Annuity Payment Option, then you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007. Please Note: All requests must be submitted in good order to avoid a delay in processing your request.

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•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep TFLIC informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investment in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant but before receiving due proof of death. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions.

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die before the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the Policy Value.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Succession of Ownership

If any owner dies during the Accumulation Phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

27

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

The death benefit may be paid as lump sum or as annuity payments. The “base policy” death benefit will be the greater of:

•	Policy Value on the date we receive the required information in good order at our Administrative and Service Office; or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the Guaranteed Minimum Death Benefit Options (listed below) for an additional fee. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the Policy Value as of the date we receive all necessary information in good order.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B.	Annual Step-Up To Age 81 Death Benefit

Under this optionon each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial withdrawals since that date.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. Please see Appendix B for a detailed explanation of this adjustment. If you have a qualified policy, minimum required distribution rules may require you to request a partial withdrawal.

9.	TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on TFLIC’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Policy. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules

28

provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See Annuity Policies Owned By Non-Natural Persons And Diversification Standards.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, TFLIC calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. TFLIC then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, TFLIC calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, TFLIC divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because TFLIC has no knowledge of the amount of

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after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Tax Withholding

Federal tax law requires that TFLIC withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies TFLIC of that election. In certain situations, TFLIC will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’ spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions from Non-Qualified Policies. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (vii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

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Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.)

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, the selection of certain annuity dates, the exchange of a Policy, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax advisor about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy

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Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, TFLIC reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Defense of Marriage Act

The right of a spouse to continue the Policy, and all Policy provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, the spousal continuation provisions of this Policy will not be available to such partners or same-sex marriage spouses. Please consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer tax exemption to $5,000,000 and reduces the generation-skipping transfer tax rate 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and generation-skipping transfer provisions of the 2010 Act are only effective until December 31, 2012; thereafter the provisions will sunset, and the federal estate, gift and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2012 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity policies at a

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30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the Purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity policy purchase.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

TFLIC has offered Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Policy, and transactions under the Policy and any other 403(b) Policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Foreign Tax Credits

We may benefit from any foreign tax credits attributed to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy.

We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the Policy.

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10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your premium payments (reduced by prior withdrawals in that Policy Year); or

(2)	is any gains in the Policy.

For amounts greater than 10% of your Premium Payments you must receive prior company approval.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. Also keep in mind that partial withdrawals under the systematic payout option, like all partial withdrawals, may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%).

Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar Cost Averaging is in effect or when any other transfer is requested. If a transfer is requested, then we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to restart Asset Rebalancing.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the Federated Prime Money Fund II Subaccount.

A Dollar Cost Averaging program will begin once we have received, in good order, all necessary information and the minimum required amount. A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium

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meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies.

Architect Guaranteed Lifetime Withdrawal Benefit – No Longer Available for New Sales

You may elect to purchase the optional Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated investment choices. You also are limited in the amount of your Policy Value that can be invested in the “equity” category of the designated investment choices (“maximum equity percentage”). This rider is available during the accumulation phase.

The Architect GLWB may vary for certain policies and may not be available for all policies. Please contact us at (800) 797-9177 for additional information regarding the availability of the Architect GLWB.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Architect GLWB for a qualified policy.

Architect GLWB – Base Benefit

This benefit is intended to provide a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your Policy Value. Under this benefit, you can receive (first as withdrawals from your Policy Value and, if necessary, as payments from us) up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $5,000.00, which is the applicable income benefit percentage of (5.0%) multiplied by the total withdrawal base of $100,000, each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 70 – 74, and that you do not withdraw more than the maximum annual withdrawal amount in any one year).

Of course, you can always withdraw an amount up to your Policy Value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are

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71 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,705.88.

See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All Policy Value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You are also limited to the amount of your Policy Value that can be invested in the “equity” category of the designated investment choices (see “Maximum Equity Percentage” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any calendar year in excess of the maximum annual withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the maximum annual withdrawal amount and total withdrawal base on a greater than dollar-for-dollar basis.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and no more guaranteed withdrawals can be made.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your Policy Value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is not 59 years old on the date the rider is elected (“rider date”) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year during which the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the Policy Value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance), and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can receive up to the maximum annual withdrawal amount each year (first from your Policy

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Value and, if necessary, as payments from us) take withdrawals under this rider regardless of your Policy Value. However, once your Policy Value reaches zero (by other than an excess withdrawal), you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive payments guaranteed by this rider after your Policy Value reaches zero, you must select the frequency of future payments. Once selected, the amount and frequency of future payments after your Policy Value reaches zero cannot be changed. Payments after the Policy Value reaches zero are subject to our claims paying ability.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during the calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantee.

•

If the rider is added before the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until January 1st of the calendar year after the annuitant’s 59th birthday, however, you will still be charged a rider fee before this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

All Policy Value must be allocated to a limited number of specified funds and the allocation is subject to specified equity limits. (See “Designated Investment Choices” and “Maximum Equity Percentage,” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
0-58	0%
59-64	4.0%
65-69	4.5%
70-74	5.0%
75-79	5.5%
80-84	6.0%
85-89	6.5%
90-94	7.0%
≥ 95	7.5%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the Policy Value. After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount and rider fees. Your total withdrawal base is not a cash value (or Policy Value), a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of Policy Value.

•

Because the total withdrawal base is generally equal to the Policy Value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the Policy Value decreases before you elect the rider.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual

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withdrawal amount that are made in a single calendar year (“excess withdrawals”) will reduce the total withdrawal base (on the date of the withdrawal) by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the Policy Value), possibly to zero. See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your Policy Value to one or more of the following “designated investment choices:”

Non-Equity:

DFA – VA Global Bond Portfolio

DFA – VA Short-Term Fixed Portfolio

Federated Prime Money Fund II

Federated Fund for U.S. Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard - Short-Term Investment - Grade Portfolio

Vanguard - Total Bond Market Index Portfolio

Equity:

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated Capital Appreciation Fund II

Federated High Income Bond Fund II

Fidelity VIP Contrafund® Portfolio – Initial Class

Fidelity VIP Mid Cap Portfolio – Initial Class

Fidelity VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica WMC Diversified Equity VP – Initial Class

Transamerica BlackRock Large Cap Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Multi-Managed Balanced VP – Initial Class

Transamerica Morgan Stanley Active International Allocation VP – Initial Class

Vanguard - Equity Index Portfolio

Vanguard - International Portfolio

Vanguard - Mid-Cap Index Portfolio

Vanguard - REIT Index Portfolio

Wanger International

Wanger USA

If you elect this rider, you may transfer amounts among the “designated investment choices.” However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

Please Note: We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated choice.

Maximum Equity Percentage. You select either the 50%, 60%, or 70% maximum equity percentage at the time you elect the Architect GLWB. Your equity percentage is equal to your Policy Value in all designated investment choices in the “equity” category, divided by the total Policy Value. You cannot have more than your maximum equity percentage in “equity” investment choices. A higher maximum equity percentage results in a higher rider fee.

Asset Rebalancing. While the Architect GLWB is in effect, you must participate in asset rebalancing. Each month, and according to your instructions, we will automatically rebalance the amounts of your Policy Value in the designated investment choices to maintain your desired asset allocation. The amount of Policy Value you direct us to allocate to designated investment choices in the “equity”

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category cannot exceed your maximum equity percentage.

We will notify you when any of the following has occurred:

•	you discontinue monthly asset rebalancing;

•	the asset allocation that you request results in Policy Value in designated investment choices in the “equity” category that exceeds your maximum equity percentage; or

•	you make a transfer that causes your Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage.

We will give you 30 days to address any failure to continue monthly asset rebalancing or to maintain the maximum equity percentage. Failure to resume monthly asset rebalancing or to come into compliance with your maximum equity percentage will cause the rider to terminate.

Upgrades. As long as you are younger than the maximum rider issue age, you can upgrade the total withdrawal base to the Policy Value during the 30 day period following each rider anniversary, by sending us written notice (in good order). The maximum annual withdrawal amount will be recalculated at the time of the upgrade. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee (which may be higher than your current rider fee). The new rider date will be the date that the Company receives all information that it requires.

Please Note:

•	Even if the rider fee percentage does not increase, the dollar amount of the rider fee will increase because it will be based on a higher total withdrawal base.

•

If you upgrade while you are receiving systematic payouts of the maximum annual withdrawal amount, then after the upgrade the dollar amount of such systematic payouts may decrease for the reminder of the calendar year, even though the total withdrawal base increases. This is generally because the maximum annual withdrawal amount for the remainder of the calendar year is calculated based on the remaining partial year and the systematic payout is calculated on a yearly basis.

Annuitization. If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments each year that are equal to your maximum annual withdrawal amount.

Architect GLWB – Joint Life Option

If you elect the Architect GLWB, you can also elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. This allows the maximum annual withdrawal amount to be withdrawn until the death of the annuitant or the death of the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note that if you elect this option, then:

•	the annuitant’s spouse must be either (1) a joint owner along with the annuitant or, (2) the sole primary beneficiary and there is no joint owner.

•

a former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	for purposes of the rider, the annuitant’s spouse cannot be changed.

•	the income benefit percentage is based on the age of the younger of the annuitant and the annuitant’s spouse.

Architect GLWB Fee

A rider fee, which is a percentage of the total withdrawal base on each rider anniversary, is charged annually before annuitization. The rider fee percentage depends on the maximum equity percentage that you select, and on whether you select the joint life option. The rider fee percentages are:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each designated investment choice in proportion to the amount of Policy Value in each designated investment choice.

Please Note: Because the rider fee is a percentage of you total withdrawal base, the fee can be substantially more than the rider fee percentage

39

multiplied by your Policy Value if the total withdrawal base is higher than your Policy Value.

Architect GLWB Issue Requirements

The Company will not issue the Architect GLWB unless:

•	the annuitant is not yet age 86 (or younger if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is not yet age 86 (or younger if required by state law) and is also either (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Architect GLWB will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Architect GLWB, provided that the request is made in good order within 30 days after a rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

discontinuing asset rebalancing, changing your asset rebalancing so that your Policy Value in designated investment choices in the “equity” category exceeds your maximum equity percentage, or making a transfer that causes your Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage, if any of these occurrences is not corrected within 30 days from the date we mail you a notice of the problem;

•

annuitization (however, if you have reached your maximum annuity commencement date, then you may choose an annuitization option which guarantees lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization, and there is a maximum annuity commencement date for your policy.

The Architect GLWB and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Architect GLWB. The application and operation of the Architect GLWB are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company is a New York stock life insurance company incorporated on October 3, 1947, with Administrative and Service Office at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies.

TFLIC is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. TFLIC is licensed in all states and the District of Columbia.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

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Assets in the General Account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investements.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York State Insurance Department – as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

TFLIC Separate Account VNY

The Separate Account was established by TFLIC on December 14, 2004, and operates under New York law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

TFLIC owns the assets of the Separate Account, and the obligations under the Policy are obligations of TFLIC. These assets are held separately from the other assets of TFLIC and are not chargeable with liabilities incurred in any other business operation of TFLIC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). TFLIC will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of TFLIC. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of TFLIC’s general account assets or any other separate account TFLIC maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio. Additional Subaccounts may be established at TFLIC’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

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Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.

Compensation to Investment Advisers and Broker-Dealers Selling the Policies. The Policies are offered to investors through investment advisers (“advisers”) that are registered as investment advisers under state and federal securities laws and may charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates is/are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We do not pay commissions to the advisers or the selling firms.

A limited number of representatives of Transamerica Financial Advisors, Inc. (“TRA”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support to the advisers and selling firms. To the extent permitted by rules of the Financial Industry Regulatory Authority (“FINRA”), we and/or TRA or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, advisory and selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events with advisory or selling firms, reimburse such firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by FINRA Rules, we and/or our affiliates may provide certain advisors and selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale of the Policies. These special compensation arrangements are not offered to all advisory and selling firms and the terms of such arrangements may differ between firms.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the Policies.

Special Compensation Paid to Affiliated Firms.

Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of TFA are underwritten by our affiliates. Wholesaling representatives and their managers at TFA who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

No specific charge is assessed directly to Policy Owners or the separate account to cover incentives or any additional payments described above. We intend to recoup our sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy for a refund and we will treat the Policy as void from the Policy Date. The period is 20 days, as specified in your Policy. We will pay the refund within seven days after we receive (in good order) your written request to cancel the Policy and the returned Policy at our Administrative and Service Office. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

Assignment

We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

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Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Policy until we have received then in good order at our Administrative and Services Office. “Good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the Policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Policy Owners (exactly as registered on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

Reinstatements

TFLIC occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In certain of these situations, TFLIC will allow a reinstatement and require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by TFLIC). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, TFLIC will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. TFLIC will vote Fund shares as to which no timely instructions are received and those shares held by TFLIC as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Please note that it is possible for a small number of policy owners (assuming the there is a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting. Voting instructions will be solicited before such meeting in accordance with procedures established by the Portfolios.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. TFLIC, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, TFLIC believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, or on the ability of TCI to perform under its principal underwriting agreement, or on the ability of TFLIC to meet its obligations under the policy.

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TABLE OF CONTENTS FOR THE ADVISOR’S EDGE® NY VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY—GENERAL PROVISIONS

PERFORMANCE INFORMATION

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

TAXATION OF TFLIC

STATE REGULATION OF TFLIC

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

LEGAL MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER INFORMATION

FINANCIAL STATEMENTS

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

	Year	0.55%
Subaccount		Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.956826 0.824965 1.000000	$ $ $	1.056959 0.956826 0.824965	149,449.443 0.000 0.000
Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.895838 0.728318 1.000000	$ $ $	1.008092 0.895838 0.728318	0.000 0.000 0.000
Transamerica Asset Allocation - Conservative VP - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.098846 0.882317 1.125606 1.063912 1.000000	$ $ $ $ $	1.190439 1.098846 0.882317 1.125606 1.063912	0.000 0.000 0.000 0.000 0.000
Transamerica Asset Allocation - Growth VP - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.913607 0.707632 1.178708 1.099928 1.000000	$ $ $ $ $	1.044454 0.913607 0.707632 1.178708 1.099928	0.000 0.000 0.000 0.000 0.000
Transamerica Asset Allocation - Moderate VP - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.069125 0.850464 1.155068 1.075868 1.000000	$ $ $ $	1.176301 1.069125 0.850464 1.155068 1.075868	131,080.093 0.000 0.000 0.000 0.000
Transamerica Asset Allocation Moderate Growth VP - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.995418 0.780985 1.167949 1.089318 1.000000	$ $ $ $ $	1.115970 0.995418 0.780985 1.167949 1.089318	0.000 0.000 0.000 0.000 0.000
Transamerica BlackRock Large Cap Value VP - Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.003382 0.984675	$ $	1.102115 1.003382	47,056.974 44,802.397
Transamerica Clarion Global Real Estate Securities VP - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.931820 0.702263 1.225489 1.320828 1.000000	$ $ $ $ $	1.071991 0.931820 0.702263 1.225489 1.320828	5,730.703 6,146.340 6,576.203 2,935.648 0.000
Transamerica JPMorgan Enhanced Index VP - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.943418 0.732003 1.174848 1.130068 1.000000	$ $ $ $ $	1.080644 0.943418 0.732003 1.174848 1.130068	30,676.003 30,676.003 30,676.003 30,676.003 0.000
Transamerica Morgan Stanley Capital Growth VP - Initial Class(1) Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.927198 0.728870 1.151702 1.146192 1.000000	$ $ $ $ $	1.175128 0.927198 0.728870 1.151702 1.146192	0.000 0.000 0.000 0.000 0.000
Transamerica MFS International Equity VP - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.059809 0.803142 1.248014 1.149685 1.000000	$ $ $ $ $	1.164642 1.059809 0.803142 1.248014 1.149685	5,026.196 4,803.516 5,024.338 5,017.985 1,123.310
Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.254598 1.087169 1.124563 1.037910 1.000000	$ $ $ $ $	1.337499 1.254598 1.087169 1.124563 1.037910	176,675.377 178,348.236 170,778.496 144,087.480 142,149.867

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	Year	0.55%
Subaccount		Beginning AUV		Ending AUV		# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.910011 0.659690 1.040547 0.954575 1.000000	$ $ $ $ $	1.216589 0.910011 0.659690 1.040547 0.954575	18,645.443 21,751.229 16,248.549 13,817.065 0.000
Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.219947 1.038204 1.000000	$ $ $	1.367059 1.219947 1.038204	0.000 0.000 0.000
Transamerica WMC Diversified Equity VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006	$ $ $ $ $	0.931838 0.730166 1.303454 1.137283 1.000000	$ $ $ $ $	1.082865 0.931838 0.730166 1.303454 1.137283	0.000 0.000 0.000 0.000 0.000
Transamerica WMC Diversified Growth VP - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.832456 0.647882 1.206531 1.043300 1.000000	$ $ $ $ $	0.975348 0.832456 0.647882 1.206531 1.043300	2,420.710 2,402.496 2,207.335 12,600.422 1,769.368
Transamerica Morgan Stanley Growth Opportunities VP - Initial Class(3) Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.990576 0.727768 1.238338 1.011199 1.000000	$ $ $ $ $	1.336481 0.990576 0.727768 1.238338 1.011199	0.000 0.000 0.000 0.000 0.000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4) Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.841446 0.590776 1.000000	$ $ $	1.091360 0.841446 0.590776	0.000 0.000 0.000
Transamerica Morgan Stanley Active International Allocation VP - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.014002 0.809935 1.331426 1.158086 1.000000	$ $ $ $ $	1.093963 1.014002 0.809935 1.331426 1.158086	11,644.663 11,126.921 8,728.816 8,166.056 4,079.353
Transamerica Morgan Stanley Mid-Cap Growth VP - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.070845 0.670614 1.255459 1.030240 1.000000	$ $ $ $ $	1.426031 1.070845 0.670614 1.255459 1.030240	0.000 0.000 0.000 0.000 0.000
Transamerica Multi-Managed Balanced VP - Initial Class(5) Subaccount Inception Date April 29, 2010	2010		$1.000000		$1.136839	0.000
AllianceBernstein Global Thematic Growth Portfolio - Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.978752 0.642636 1.230015 1.031597 1.000000	$ $ $ $ $	1.154282 0.978752 0.642636 1.230015 1.031597	0.000 0.000 0.000 0.000 0.000
AllianceBernstein Growth Portfolio - Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.812466 0.614849 1.077017 0.961240 1.000000	$ $ $ $ $	0.927569 0.812466 0.614849 1.077017 0.961240	0.000 0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.886577 0.650198 1.086395 0.961501 1.000000	$ $ $ $ $	0.968416 0.886577 0.650198 1.086395 0.961501	0.000 0.000 0.000 0.000 0.000
Columbia Variable Portfolio - Small Company Growth Fund - Class 1(6) Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.848297 0.678793 1.153436 1.022241 1.000000	$ $ $ $ $	1.083072 0.848297 0.678793 1.153436 1.022241	0.000 0.000 0.000 0.000 8,299.606
Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.010027 1.000000	$ $	1.127363 1.010027	44,530.552 43,900.758
Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.757867 0.611258 0.939769 0.952911 1.000000	$ $ $ $ $	0.862697 0.757867 0.611258 0.939769 0.952911	8,716.649 8,551.020 8,026.864 14,346.331 1,309.108

46

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA - VA Global Bond Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.171800 1.124131 1.082097 1.032218 1.000000	$ $ $ $ $	1.229848 1.171800 1.124131 1.082097 1.032218	788,933.675 394,984.763 452,515.425 521,572.160 392,784.121
DFA - VA International Small Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.972205 0.698910 1.230305 1.160512 1.000000	$ $ $ $ $	1.206695 0.972205 0.698910 1.230305 1.160512	197,380.274 214,567.720 249,243.831 161,020.079 46,966.702
DFA - VA International Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.022731 0.745515 1.383262 1.255880 1.000000	$ $ $ $ $	1.124216 1.022731 0.745515 1.383262 1.255880	398,610.693 483,544.932 483,284.765 326,854.565 142,297.660
DFA - VA U.S. Large Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.854205 0.661052 1.106003 1.145842 1.000000	$ $ $ $ $	1.024770 0.854205 0.661052 1.106003 1.145842	542,205.522 724,497.553 647,771.308 459,220.015 194,637.050
DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.135029 1.120381 1.083669 1.038025 1.000000	$ $ $ $ $	1.141380 1.135029 1.120381 1.083669 1.038025	260,169.585 67,412.950 28,263.520 104,274.255 12,448.353
DFA - VA U.S. Targeted Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.752938 0.597927 0.953405 1.114214 1.000000	$ $ $ $ $	0.966495 0.752938 0.597927 0.953405 1.114214	303,826.646 392,483.365 354,203.014 259,010.969 96,655.722
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.989624 0.745696 1.146202 1.072187 1.000000	$ $ $ $ $	1.127366 0.989624 0.745696 1.146202 1.072187	0.000 0.000 0.000 0.000 0.000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.037792 0.853722 1.221479 1.149471 1.000000	$ $ $ $ $	1.187395 1.037792 0.853722 1.221479 1.149471	0.000 0.000 0.000 0.000 0.000
Federated Capital Appreciation Fund II Subaccount Inception Date March 11, 2010	2010		$1.000000		$1.085469	0.000
Federated Capital Income Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.178971 0.924131 1.167069 1.127982 1.000000	$ $ $ $ $	1.314207 1.178971 0.924131 1.167069 1.127982	1,233.831 1,240.933 1,249.232 1,256.724 0.000
Federated Fund for U.S. Government Securities II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.189573 1.136892 1.096257 1.037135 1.000000	$ $ $ $ $	1.244202 1.189573 1.136892 1.096257 1.037135	20,213.273 20,227.471 20,243.891 23,177.933 0.000
Federated High Income Bond Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.254303 0.825120 1.121078 1.089912 1.000000	$ $ $ $ $	1.431192 1.254303 0.825120 1.121078 1.089912	6,545.027 20,545.401 11,722.243 20,545.005 3,163.552
Federated Prime Money Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.100434 1.101521 1.080143 1.036800 1.000000	$ $ $ $ $	1.094439 1.100434 1.101521 1.080143 1.036800	118,243.132 20,914.613 22,483.511 23,120.795 417,732.041

47

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.935408 0.693067 1.212285 1.036620 1.000000	$ $ $ $ $	1.090458 0.935408 0.693067 1.212285 1.036620	101,492.611 117,213.281 91,356.923 33,268.376 0.000
Fidelity VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.005006 0.721362 1.197776 1.041612 1.000000	$ $ $ $ $	1.287708 1.005006 0.721362 1.197776 1.041612	11,502.606 21,582.520 15,357.823 12,009.617 0.000
Fidelity VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.884822 0.564572 1.162377 1.105506 1.000000	$ $ $ $ $	1.114364 0.884822 0.564572 1.162377 1.105506	0.000 0.000 0.000 0.000 0.000
NVIT Developing Markets Fund Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.150329 0.712983 1.701265 1.192024 1.000000	$ $ $ $ $	1.328698 1.150329 0.712983 1.701265 1.192024	27,643.462 35,612.614 50,861.577 43,248.903 4,348.698
Vanguard - Equity Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.933599 0.742402 1.183711 1.129468 1.000000	$ $ $ $ $	1.066975 0.933599 0.742402 1.183711 1.129468	152,730.441 185,305.321 157,231.493 128,862.103 52,746.814
Vanguard – Mid-Cap Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.923405 0.661445 1.143091 1.082925 1.000000	$ $ $ $ $	1.151335 0.923405 0.661445 1.143091 1.082925	15,546.030 16,903.290 22,439.326 17,582.420 16,375.192
Vanguard – REIT Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.832583 0.648244 1.038720 1.252369 1.000000	$ $ $ $ $	1.061960 0.832583 0.648244 1.038720 1.252369	23,874.819 28,715.929 30,184.947 18,357.452 8,158.080
Vanguard – International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.841396 0.592522 1.081634 1.000000	$ $ $ $	0.968367 0.841396 0.592522 1.081634	839.130 1,050.455 29,552.253 0.000
Vanguard - Short-Term Investment-Grade Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.193457 1.053952 1.097692 1.041032 1.000000	$ $ $ $ $	1.248884 1.193457 1.053952 1.097692 1.041032	143,514.145 115,359.072 267,362.434 265,919.378 111,164.266
Vanguard - Total Bond Market Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.218709 1.156693 1.105276 1.038833 1.000000	$ $ $ $ $	1.290819 1.218709 1.156693 1.105276 1.038833	357,382.707 357,180.317 324,817.066 505,413.577 259,542.522
Wanger International Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.166055 0.782784 1.446920 1.250877 1.000000	$ $ $ $ $	1.448656 1.166055 0.782784 1.446920 1.250877	12,337.967 12,789.672 9,897.123 9,275.607 175,599.481
Wanger USA Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.911931 0.644706 1.074810 1.025491 1.000000	$ $ $ $ $	1.118728 0.911931 0.644706 1.074810 1.025491	23,151.399 23,677.123 30,682.916 27,308.068 2,978.486
WFAVT Small Cap Value Fund Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.914646 0.574161 1.041156 1.054250 1.000000	$ $ $ $ $	1.066573 0.914646 0.574161 1.041156 1.054250	0.000 0.000 0.000 0.000 0.000

48

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.956015 0.824685 1.000000	$ $ $	1.055539 0.956015 0.824685	0.000 0.000 0.000
Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.895087 0.728073 1.000000	$ $ $	1.006742 0.895087 0.728073	0.000 0.000 0.000
Transamerica Asset Allocation - Conservative VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.096713 0.881046 1.124583 1.063429 1.000000	$ $ $ $ $	1.187542 1.096713 0.881046 1.124583 1.063429	766,940.059 570,565.007 82,508.283 11,197.822 0.000
Transamerica Asset Allocation - Growth VP - Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.911820 0.706596 1.177580 1.099420 1.000000	$ $ $ $ $	1.041885 0.911820 0.706596 1.177580 1.099420	136,740.506 136,772.652 153,459.889 141,902.257 136,862.936
Transamerica Asset Allocation - Moderate VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.067058 0.849246 1.153989 1.075393 1.000000	$ $ $ $ $	1.170742 1.067058 0.849246 1.153989 1.075393	375,910.926 375,939.766 205,281.121 185,419.517 185,419.517
Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.993491 0.779852 1.166835 1.088818 1.000000	$ $ $ $ $	1.113257 0.993491 0.779852 1.166835 1.088818	252,832.224 362,619.931 361,777.571 263,594.376 0.000
Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.003320 0.984673	$ $	1.101489 1.003320	0.000 0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.930004 0.701245 1.224322 1.320226 1.000000	$ $ $ $ $	1.069293 0.930004 0.701245 1.224322 1.320226	16,543.656 18,148.342 11,173.920 7,291.282 7,476.360
Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.941591 0.730949 1.173735 1.129556 1.000000	$ $ $ $ $	1.078017 0.941591 0.730949 1.173735 1.129556	0.000 0.000 0.000 0.000 0.000
Transamerica Morgan Stanley Capital Growth VP – Initial Class(1) Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.925381 0.727804 1.150603 1.145678 1.000000	$ $ $ $ $	1.172243 0.925381 0.727804 1.150603 1.145678	0.000 0.000 0.000 0.000 0.000
Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.057758 0.801985 1.246838 1.149183 1.000000	$ $ $ $ $	1.161804 1.057758 0.801985 1.246838 1.149183	4,218.264 4,075.727 4,316.468 0.000 0.000
Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.252163 1.085601 1.123498 1.037433 1.000000	$ $ $ $ $	1.334243 1.252163 1.085601 1.123498 1.037433	48,312.942 81,484.991 73,465.333 35,823.605 32,008.081
Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.908337 0.658809 1.039682 0.954257 1.000000	$ $ $ $ $	1.213747 0.908337 0.658809 1.039682 0.954257	0.000 0.000 0.000 0.000 0.000
Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.219240 1.038132 1.000000	$ $ $	1.365590 1.219240 1.038132	0.000 0.000 0.000
Transamerica WMC Diversified Equity VP – Initial Class(2) Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.930021 0.729107 1.302212 1.136759 1.000000	$ $ $ $ $	1.080212 0.930021 0.729107 1.302212 1.136759	0.000 0.000 0.000 0.000 0.000

49

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.830839 0.646945 1.205385 1.042833 1.000000	$ $ $ $ $	0.972990 0.830839 0.646945 1.205385 1.042833	35,444.261 39,698.442 32,725.629 35,970.588 22,636.056
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(3) Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.988647 0.726716 1.237171 1.011199 1.000000	$ $ $ $ $	1.333219 0.988647 0.726716 1.237171 1.011199	0.000 9,531.585 6,562.777 40.007 0.000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4) Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.840758 0.590585 1.000000	$ $ $	1.089922 0.840758 0.590585	0.000 0.000 0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.012015 0.808751 1.330160 1.157571 1.000000	$ $ $ $ $	1.091267 1.012015 0.808751 1.330160 1.157571	0.000 0.000 0.000 0.000 0.000
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.068751 0.669637 1.254254 1.029778 1.000000	$ $ $ $ $	1.422539 1.068751 0.669637 1.254254 1.029778	0.000 0.000 0.000 0.000 0.000
Transamerica Multi-Managed Balanced VP – Initial Class(5) Subaccount Inception Date April 29, 2010	2010		$1.000000		$1.136452	12,129.533
AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.976836 0.641705 1.228829 1.031119 1.000000	$ $ $ $ $	1.151458 0.976836 0.641705 1.228829 1.031119	0.000 0.000 0.000 0.000 0.000
AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.810887 0.613955 1.075987 0.960801 1.000000	$ $ $ $ $	0.925312 0.810887 0.613955 1.075987 0.960801	0.000 0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.884859 0.649254 1.085364 0.961069 1.000000	$ $ $ $ $	0.966051 0.884859 0.649254 1.085364 0.961069	0.000 0.000 0.000 0.000 0.000
Columbia Variable Portfolio - Small Company Growth Fund – Class 1(6) Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.846663 0.677824 1.152361 1.021792 1.000000	$ $ $ $ $	1.080448 0.846663 0.677824 1.152361 1.021792	5,071.220 5,708.881 0.000 0.000 0.000
Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.009997 1.000000	$ $	1.126769 1.009997	10,717.012 14,415.971
Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.756376 0.610363 0.938863 0.952468 1.000000	$ $ $ $ $	0.860580 0.756376 0.610363 0.938863 0.952468	4,578.581 6,158.868 6,158.868 13,573.986 6,158.868
DFA - VA Global Bond Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.169543 1.122521 1.081090 1.031744 1.000000	$ $ $ $ $	1.226869 1.169543 1.122521 1.081090 1.031744	81,904.039 54,269.742 1,939.294 0.000 0.000
DFA - VA International Small Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.970336 0.697909 1.229156 1.159999 1.000000	$ $ $ $ $	1.203773 0.970336 0.697909 1.229156 1.159999	51,352.973 47,013.463 28,040.004 27,437.170 28,210.307

50

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA - VA International Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.020762 0.744449 1.381974 1.255333 1.000000	$ $ $ $ $	1.121514 1.020762 0.744449 1.381974 1.255333	137,141.905 133,955.348 109,180.691 110,647.750 100,852.679
DFA - VA U.S. Large Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.852543 0.660101 1.104947 1.145313 1.000000	$ $ $ $ $	1.022273 0.852543 0.660101 1.104947 1.145313	242,502.962 262,254.437 152,799.560 124,120.453 124,449.436
DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.132762 1.118704 1.082614 1.037521 1.000000	$ $ $ $ $	1.138443 1.132762 1.118704 1.082614 1.037521	38,705.130 35,107.168 53,037.050 0.000 0.000
DFA - VA U.S. Targeted Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.751483 0.597057 0.952487 1.113699 1.000000	$ $ $ $ $	0.964155 0.751483 0.597057 0.952487 1.113699	175,866.497 174,540.382 160,050.420 165,313.635 161,614.430
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.987679 0.744612 1.145110 1.071697 1.000000	$ $ $ $ $	1.124587 0.987679 0.744612 1.145110 1.071697	0.000 0.000 0.000 0.000 0.000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.035781 0.852492 1.220332 1.148958 1.000000	$ $ $ $ $	1.184493 1.035781 0.852492 1.220332 1.148958	0.000 0.000 0.000 0.000 0.000
Federated Capital Appreciation Fund II Subaccount Inception Date March 11, 2010	2010		$1.000000		$1.085037	6,717.499
Federated Capital Income Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.176647 0.922779 1.165958 1.127473 1.000000	$ $ $ $ $	1.310968 1.176647 0.922779 1.165958 1.127473	0.000 0.000 0.000 0.000 0.000
Federated Fund for U.S. Government Securities II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.187285 1.135272 1.095240 1.036683 1.000000	$ $ $ $ $	1.241189 1.187285 1.135272 1.095240 1.036683	34,301.171 35,063.290 47,387.915 67,598.555 47,887.904
Federated High Income Bond Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.251822 0.823898 1.119987 1.089395 1.000000	$ $ $ $ $	1.427653 1.251822 0.823898 1.119987 1.089395	23,882.274 41,476.988 35,324.182 44,552.066 23,870.736
Federated Prime Money Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.098319 1.099935 1.079113 1.036329 1.000000	$ $ $ $ $	1.091757 1.098319 1.099935 1.079113 1.036329	2,941.365 2,580.242 1,961.153 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.933714 0.692148 1.211275 1.036286 1.000000	$ $ $ $ $	1.087948 0.933714 0.692148 1.211275 1.036286	2,552.912 55,227.891 30,640.320 41.192 0.000
Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.003025 0.720296 1.196617 1.041140 1.000000	$ $ $ $ $	1.284538 1.003025 0.720296 1.196617 1.041140	0.000 0.000 0.000 0.000 0.000

51

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.883101 0.563757 1.161281 1.105014 1.000000	$ $ $ $ $	1.111636 0.883101 0.563757 1.161281 1.105014	0.000 10,280.837 0.000 0.000 0.000
NVIT Developing Markets Fund Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.148067 0.711942 1.699638 1.191478 1.000000	$ $ $ $ $	1.325435 1.148067 0.711942 1.699638 1.191478	2,465.182 2,505.958 6,814.936 3,714.009 5,155.192
Vanguard - Equity Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.931772 0.741318 1.182582 1.128963 1.000000	$ $ $ $ $	1.064343 0.931772 0.741318 1.182582 1.128963	176,454.859 183,031.736 176,663.386 22,884.948 22,884.948
Vanguard - Mid-Cap Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.921613 0.660491 1.142011 1.082434 1.000000	$ $ $ $ $	1.148530 0.921613 0.660491 1.142011 1.082434	23,447.278 21,591.102 20,565.663 18,664.944 19,794.786
Vanguard – REIT Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.830964 0.647310 1.037741 1.251809 1.000000	$ $ $ $ $	1.059362 0.830964 0.647310 1.037741 1.251809	43,081.322 53,464.241 13,914.948 8,168.477 7,370.741
Vanguard – International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.840283 0.592033 1.081274 1.000000	$ $ $ $	0.966612 0.840283 0.592033 1.081274	0.000 4,461.201 5,434.794 0.000
Vanguard – Short-Term Investment-Grade Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.191159 1.052453 1.096664 1.040558 1.000000	$ $ $ $ $	1.245851 1.191159 1.052453 1.096664 1.040558	117,705.917 102,256.908 48,297.857 0.000 0.000
Vanguard - Total Bond Market Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.216355 1.155037 1.104244 1.038362 1.000000	$ $ $ $ $	1.287698 1.216355 1.155037 1.104244 1.038362	61,523.683 63,572.541 0.000 0.000 0.000
Wanger International Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.163795 0.781655 1.445548 1.250312 1.000000	$ $ $ $ $	1.445124 1.163795 0.781655 1.445548 1.250312	0.000 4,047.512 7,517.198 3,870.692 4,688.473
Wanger USA Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.910180 0.643783 1.073799 1.025044 1.000000	$ $ $ $ $	1.116033 0.910180 0.643783 1.073799 1.025044	21,743.359 27,850.889 24,607.914 9,945.043 10,202.811
WFAVT Small Cap Value Fund Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.912870 0.573329 1.040171 1.053778 1.000000	$ $ $ $ $	1.063969 0.912870 0.573329 1.040171 1.053778	0.000 0.000 0.000 0.000 0.000
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.953656 0.823868 1.000000	$ $ $	1.051370 0.953656 0.823868	0.000 0.000 0.000
Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.892871 0.727352 1.000000	$ $ $	1.002759 0.892871 0.727352	0.000 0.000 0.000

52

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.090345 0.877233 1.121343 1.061995 1.000000	$ $ $ $ $	1.178898 1.090345 0.877233 1.121343 1.061995	72,590.069 79,385.657 6,481.799 6,904.239 0.000
Transamerica Asset Allocation - Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.906519 0.703534 1.174241 1.097945 1.000000	$ $ $ $ $	1.034304 0.906519 0.703534 1.174241 1.097945	0.000 18,021.195 17,861.807 11,017.505 0.000
Transamerica Asset Allocation - Moderate VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.060831 0.845544 1.150681 1.073927 1.000000	$ $ $ $ $	1.162182 1.060831 0.845544 1.150681 1.073927	74,611.423 75,447.612 221,961.504 0.000 0.000
Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.987696 0.776468 1.163516 1.087357 1.000000	$ $ $ $ $	1.105111 0.987696 0.776468 1.163516 1.087357	0.000 16,891.467 17,396.153 14,792.760 0.000
Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.003146 0.984669	$ $	1.099686 1.003146	42,205.980 45,181.906
Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.924604 0.698207 1.220847 1.318453 1.000000	$ $ $ $ $	1.061491 0.924604 0.698207 1.220847 1.318453	0.000 0.000 0.000 0.000 0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.936106 0.727774 1.170400 1.128036 1.000000	$ $ $ $ $	1.070145 0.936106 0.727774 1.170400 1.128036	0.000 0.000 0.000 0.000 0.000
Transamerica Morgan Stanley Capital Growth VP – Initial Class(1) Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.920003 0.724654 1.147339 1.144130 1.000000	$ $ $ $ $	1.163697 0.920003 0.724654 1.147339 1.144130	0.000 0.000 0.000 0.000 0.000
Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.051612 0.798520 1.243301 1.147639 1.000000	$ $ $ $ $	1.153337 1.051612 0.798520 1.243301 1.147639	0.000 0.000 0.000 0.000 0.000
Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.244877 1.080890 1.120302 1.036042 1.000000	$ $ $ $ $	1.324500 1.244877 1.080890 1.120302 1.036042	31,807.989 75,483.680 77,402.565 3,329.818 3,340.678
Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.903397 0.656205 1.037117 0.953327 1.000000	$ $ $ $	1.205352 0.903397 0.656205 1.037117 0.953327	0.000 0.000 0.000 0.000 0.000
Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2010 2009 2008	$ $ $	1.217186 1.037918 1.000000	$ $ $	1.361255 1.217186 1.037918	0.000 0.000 0.000
Transamerica WMC Diversified Equity VP – Initial Class(2) Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.924622 0.725957 1.298520 1.135237 1.000000	$ $ $ $ $	1.072335 0.924622 0.725957 1.298520 1.135237	0.000 0.000 0.000 0.000 0.000

53

		0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.825997 0.644135 1.201954 1.041415 1.000000	$ $ $ $ $	0.965863 0.825997 0.644135 1.201954 1.041415	0.000 0.000 0.000 0.000 0.000
Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(3) Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.982908 0.723577 1.233656 1.009832 1.000000	$ $ $ $ $	1.323497 0.982908 0.723577 1.233656 1.009832	0.000 0.000 0.000 0.000 0.000
Transamerica Systematic Small/Mid Cap Value VP – Initial Class(4) Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	0.838664 0.589991 1.000000	$ $ $	1.085601 0.838664 0.589991	0.000 0.000 0.000
Transamerica Morgan Stanley Active International Allocation VP – Initial Class(6)	2010		$1.006147		$1.083329	0.000
Subaccount Inception Date February 2, 2006	2009		$0.805259		$1.006147	0.000
	2008		$1.326387		$0.805259	0.000
	2007		$1.156010		$1.326387	0.000
	2006		$1.000000		$1.156010	0.000
Transamerica Morgan Stanley Mid-Cap Growth VP - Initial Class(7)	2010		$1.062538		$1.412163	0.000
Subaccount Inception Date February 2, 2006	2009		$0.666736		$1.062538	0.000
	2008		$1.250691		$0.666736	0.000
	2007		$1.028389		$1.250691	0.000
	2006		$1.000000		$1.028389	0.000
Transamerica Multi-Managed Balanced VP – Initial Class(5) Subaccount Inception Date April 29, 2010	2010		$1.000000		$1.135313	0.000
AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.971157 0.638923 1.225350 1.029728 1.000000	$ $ $ $ $	1.143052 0.971157 0.638923 1.225350 1.029728	0.000 0.000 0.000 0.000 0.000
AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.806148 0.611282 1.072904 0.959497 1.000000	$ $ $ $ $	0.918537 0.806148 0.611282 1.072904 0.959497	0.000 0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.879706 0.646443 1.082285 0.959775 1.000000	$ $ $ $ $	0.959009 0.879706 0.646443 1.082285 0.959775	0.000 0.000 0.000 0.000 0.000
Columbia Variable Portfolio - Small Company Growth Fund – Class 1(6) Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.841723 0.674874 1.149079 1.020413 1.000000	$ $ $ $ $	1.072543 0.841723 0.674874 1.149079 1.020413	0.000 0.000 0.000 0.000 0.000
Credit Suisse International Equity Flex III Portfolio Subaccount Inception Date December 10, 2009	2010 2009	$ $	1.009911 1.000000	$ $	1.125004 1.009911	0.000 0.000
Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.751965 0.607704 0.936191 0.951185 1.000000	$ $ $ $ $	0.854282 0.751965 0.607704 0.936191 0.951185	0.000 0.000 0.000 0.000 0.000
DFA - VA Global Bond Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.162731 1.117656 1.078010 1.030350 1.000000	$ $ $ $ $	1.217918 1.162731 1.117656 1.078010 1.030350	38,251.190 37,713.275 159,525.649 171,763.732 171,763.732
DFA - VA International Small Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.964694 0.694885 1.225661 1.158434 1.000000	$ $ $ $ $	1.195000 0.964694 0.694885 1.225661 1.158434	0.000 0.000 0.000 0.000 0.000

54

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA - VA International Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.014799 0.741206 1.378026 1.253621 1.000000	$ $ $ $ $	1.113296 1.014799 0.741206 1.378026 1.253621	20,845.014 22,132.402 26,350.973 59,337.829 59,337.829
DFA - VA U.S. Large Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.847587 0.657242 1.101815 1.143778 1.000000	$ $ $ $ $	1.014817 0.847587 0.657242 1.101815 1.143778	1,721.062 1,728.501 0.000 55,891.642 55,891.642
DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.126186 1.113864 1.079515 1.036114 1.000000	$ $ $ $ $	1.130235 1.126186 1.113864 1.079515 1.036114	77,072.827 73,858.656 63,963.875 0.000 0.000
DFA - VA U.S. Targeted Value Portfolio Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.747105 0.594473 0.949794 1.112210 1.000000	$ $ $ $ $	0.957108 0.747105 0.594473 0.949794 1.112210	30,127.427 40,051.845 43,100.632 71,803.923 71,803.923
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.981950 0.741389 1.141852 1.070254 1.000000	$ $ $ $ $	1.116414 0.981950 0.741389 1.141852 1.070254	0.000 0.000 0.000 0.000 0.000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.029745 0.848793 1.216854 1.147410 1.000000	$ $ $ $ $	1.175842 1.029745 0.848793 1.216854 1.147410	0.000 0.000 0.000 0.000 0.000
Federated Capital Appreciation Fund II Subaccount Inception Date March 11, 2010	2010		$1.000000		$1.083721	0.000
Federated Capital Income Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.169816 0.918781 1.162644 1.125957 1.000000	$ $ $ $ $	1.301414 1.169816 0.918781 1.162644 1.125957	0.000 69,729.462 78,504.536 4,785.328 4,800.937
Federated Fund for U.S. Government Securities II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.180388 1.130357 1.092127 1.035285 1.000000	$ $ $ $ $	1.232136 1.180388 1.130357 1.092127 1.035285	94,418.802 92,923.527 84,040.824 0.000 0.000
Federated High Income Bond Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.244558 0.820342 1.116811 1.087932 1.000000	$ $ $ $ $	1.417251 1.244558 0.820342 1.116811 1.087932	58,063.121 64,881.450 82,872.756 0.000 0.000
Federated Prime Money Fund II Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.091963 1.095180 1.076066 1.034941 1.000000	$ $ $ $ $	1.083890 1.091963 1.095180 1.076066 1.034941	0.000 0.000 284,651.252 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.928615 0.689398 1.208266 1.035255 1.000000	$ $ $ $ $	1.080398 0.928615 0.689398 1.208266 1.035255	37,565.967 43,512.196 50,151.132 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.997215 0.717186 1.193234 1.039746 1.000000	$ $ $ $ $	1.275200 0.997215 0.717186 1.193234 1.039746	0.000 0.000 0.000 0.000 0.000

55

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.877962 0.561308 1.157981 1.103523 1.000000	$ $ $ $ $	1.103535 0.877962 0.561308 1.157981 1.103523	0.000 0.000 0.000 0.000 0.000
NVIT Developing Markets Fund Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.141419 0.708869 1.694821 1.189876 1.000000	$ $ $ $ $	1.315782 1.141419 0.708869 1.694821 1.189876	0.000 0.000 0.000 0.000 0.000
Vanguard - Equity Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.926366 0.738117 1.179230 1.127446 1.000000	$ $ $ $ $	1.056604 0.926366 0.738117 1.179230 1.127446	65,778.419 130,791.516 80,227.226 39,345.507 39,345.507
Vanguard - Mid-Cap Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.916259 0.657625 1.138758 1.080976 1.000000	$ $ $ $ $	1.140160 0.916259 0.657625 1.138758 1.080976	0.000 94,621.529 72,300.316 3,397.341 3,408.406
Vanguard – REIT Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.826130 0.644500 1.034794 1.250124 1.000000	$ $ $ $ $	1.051631 0.826130 0.644500 1.034794 1.250124	0.000 0.000 0.000 0.000 0.000
Vanguard – International Subaccount Inception Date May 1, 2007	2010 2009 2008 2007	$ $ $ $	0.836939 0.590557 1.080202 1.000000	$ $ $ $	0.961321 0.836939 0.590557 1.080202	0.000 25,752.699 0.000 0.000
Vanguard – Short-Term Investment-Grade Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.184207 1.047852 1.093513 1.039141 1.000000	$ $ $ $ $	1.236742 1.184207 1.047852 1.093513 1.039141	1,047.901 54,675.752 0.000 0.000 0.000
Vanguard - Total Bond Market Index Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.209298 1.150048 1.101109 1.036977 1.000000	$ $ $ $ $	1.278320 1.209298 1.150048 1.101109 1.036977	1,495.237 103,333.204 190,500.585 175,583.172 175,599.481
Wanger International Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	1.157012 0.778257 1.441430 1.248623 1.000000	$ $ $ $ $	1.434574 1.157012 0.778257 1.441430 1.248623	0.000 0.000 0.000 0.000 0.000
Wanger USA Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.904870 0.640989 1.070743 1.023661 1.000000	$ $ $ $ $	1.107878 0.904870 0.640989 1.070743 1.023661	0.000 0.000 0.000 0.000 0.000
WFAVT Small Cap Value Fund Subaccount Inception Date February 2, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	0.907570 0.570847 1.037219 1.052357 1.000000	$ $ $ $ $	1.056229 0.907570 0.570847 1.037219 1.052357	0.000 0.000 0.000 0.000 0.000

(1)	Formerly known as Transamerica Focus VP
(2)	Formerly known as Transamerica Diversified Equity VP
(3)	Formerly known as Transamerica Growth Opportunities VP
(4)	Formerly known as Transamerica Small/Mid Cap Value VP
(5)	Formerly known as Transamerica Balanced VP
(6)	Formerly known as Columbia Small Company Growth Fund, Variable Series – Class A

56

APPENDIX B

DEATH BENEFIT – ADJUSTED PARTIAL WITHDRAWAL

Adjusted Partial Withdrawal. If you make a partial withdrawal, then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial withdrawal. The amount of the reduction depends on the relationship between your death benefit and policy value. The requested withdrawal is equal to (1) multiplied by (2), where:

(1) is the gross partial withdrawal;

(2) is the adjustment factor = current death proceeds prior to the gross partial withdrawal, where death proceeds are equal to the maximum of policy value, cash value, and the death benefit.

The following examples describe the effect of a withdrawal on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

$75,000	current guaranteed minimum death benefit before withdrawal
$50,000	current policy value before withdrawal
$75,000	current death benefit proceeds
$15,600	Total gross partial withdrawal
$23,400	adjusted partial withdrawal = 15,600 * (75,000/50,000)
$51,600	new guaranteed minimum death benefit (after withdrawal) = 75,000 - 23,400
$34,400	new policy value (after withdrawal)=50,000 – 15,600

Summary:
Reduction in guaranteed minimum death benefit	=$	23,400
Reduction in policy value	=$	15,600

This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on the circumstances at the time of withdrawal.

The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

EXAMPLE 2

$50,000	current guaranteed minimum death benefit before withdrawal
$75,000	current policy value before withdrawal
$75,000	current death benefit proceeds
$15,450	Total gross partial withdrawal
$15,450	adjusted partial withdrawal = 15,450 * (75,000/75,000)
$34,550	new guaranteed minimum death benefit (after withdrawal) = 50,000 - 15,450
$59,550	new policy value (after withdrawal) = 75,000 – 15,450

Summary:
Reduction in guaranteed minimum death benefit	=$	15,450
Reduction in policy value	=$	15,450

This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on the circumstances at the time of withdrawal.

The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

57

APPENDIX C

ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT

TOTAL WITHDRAWAL BASE ADJUSTMENTS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the maximum annual withdrawal amount remaining before the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but before to the withdrawal of the excess amount; and

C	is the total withdrawal base before the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, two parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (“Non-Excess” Withdrawal):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% withdrawal (“WD”) beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD        = $4,500

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) =    $90,000 in 10 years

Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $4,500 is withdrawn.

Result.	In this example, because no portion of the withdrawal was in excess of $4,500, the total withdrawal base does not change.

Example 2 (“Excess” Withdrawal):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

58

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% WD beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD         = $10,000

EWD      = $5,500 ($10,000 - $4,500)

PV           = $90,000 in 10 years

Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $4,500 = $5,500 (the excess withdrawal amount)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted and a new lower maximum annual withdrawal amount must be computed. Had the withdrawal for this example not been more than $4,500, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $4,500. However, because an excess withdrawal has been taken, the total withdrawal base and, consequently, the maximum annual withdrawal amount, will decline.

New total withdrawal base:

Step One. The total withdrawal base is reduced by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 4.5% WD)) * TWB before any adjustments

2.	($5,500 / ($90,000 - $4,500)) * $100,000 = $6,432.75

Step Three. Which is larger, the actual $5,500 excess withdrawal amount or the $6,432.75 pro rata amount?

$6,432.75 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $6,432.75 = $93,567.25

Result. The new total withdrawal base is $93,567.25

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (as a result of the excess withdrawal), we have to calculate a new maximum annual withdrawal amount that will be available starting on the next January 1st. This calculation assumes no more activity before the next January 1st.

Step One. What is the new maximum annual withdrawal amount?

$93,567.25 (the adjusted total withdrawal base) * 4.5% = $4,210.53

Result. Going forward, the maximum you can take out in a year is $4,210.53 without causing an excess withdrawal that would further reduce of the total withdrawal base.

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TFLIC SEPARATE ACCOUNT VNY

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE® NY VARIABLE ANNUITY

Offered by

Transamerica Financial Life Insurance Company

(A New York Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge® NY Variable Annuity policy (the “Policy”) offered by Transamerica Financial Life Insurance Company (the “Company” or “TFLIC”). You may obtain a copy of the Prospectus dated May 1, 2011, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2011

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office — Transamerica Financial Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. 800-866-6007

Annuitant — The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date at least one year after the Policy Date and may not be later than the last day of the Policy Month following the month in which the annuitant attains age 95 (the “maximum annuitization date”) , except expressly allowed by TFLIC.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary — The person who has the right to the death benefit set forth in the Policy.

Business Day — A day when the New York Stock Exchange is open for business.

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Good Order — An instruction that TFLIC receives that is sufficiently complete and clear — along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents — so that TFLIC does not need to exercise any discretion to follow such instruction. All orders requesting a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Nonqualified Policy — A Policy other than a qualified policy.

Owner (Policy Owner, You, Your) — The individual or entity that owns an individual Policy.

Policy — The individual Policy.

Policy Date — The date shown on the policy data page attached to the Policy and the date on which the Policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium Payments; minus

•	partial withdrawals; plus or minus

•	accumulated gains or losses in the separate account; minus

•	services charges, premium taxes, if applicable, rider fees, and transfer fees, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to TFLIC by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Policy.

Qualified Policy — A Policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

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Separate Account — TFLIC Separate Account VNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each Policy Anniversary for policy maintenance and related administrative expenses.

Subaccount — A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner — A person appointed by the Owner to succeed to ownership of the Policy in the event of the death of the Owner who is not the Annuitant before the annuity commencement date.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request — Written notice that is signed by the owner, is in good order and received at the Administrative and Services Office, and that gives TFLIC the information it requires. For some transactions, TFLIC may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that TFLIC establishes for such notices.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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THE POLICY — GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of TFLIC; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless TFLIC has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless TFLIC has received written notice of the trust as a successor owner signed before the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by TFLIC.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, however, TFLIC is not responsible for payments made or other action taken before the change is recorded. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the policy value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between TFLIC and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of TFLIC.

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MISSTATEMENT OF AGE OR GENDER

TFLIC may require proof of age and gender before making Annuity Payments. If the Annuitant’s stated age, gender or both in the Policy are incorrect, TFLIC will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and gender. In the case of correction of the stated age and/or gender after payments have commenced, TFLIC will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you before the Annuity Date and during the Annuitant’s lifetime. TFLIC is not responsible for the validity of any assignment. No assignment will be recognized until TFLIC receives, in good order at the Administrative and Service Office, the appropriate TFLIC form notifying TFLIC of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. TFLIC shall not be liable as to any payment or other settlement made by TFLIC before receipt of the appropriate TFLIC form.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days before the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount resulting from:

(a)	=	any increase or decrease in the value of the Subaccount attributable to investment results;

(b)	=	a daily charge assessed at an annual rate of 0.40% for the mortality and expense risks assumed by TFLIC of the value of the Subaccount;

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(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of 0.15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the A2000 Table, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, in good order at least ten Business Days before the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, TFLIC will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

                                                                                                                 cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;
[b]	equals the expenses accrued for the period (net of reimbursement);
[c]	equals the average daily number of Units outstanding during the period; and
[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

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Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, TFLIC will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

[P]	equals a hypothetical initial Premium Payment of $1,000;

[T]	equals an average annual total return;

[n]	equals the number of years; and

[ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

There are no average annual total returns for periods from inception of the subaccounts to December 31, 2005 because the subaccounts had not commenced operations as of December 31, 2005

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

TFLIC may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

TFLIC may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any Premium Taxes (if any), which, if included, would reduce the percentages reported.

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INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

TFLIC may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Transamerica Financial Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s

9

index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•

Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Portfolios’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by TFLIC. The assets are kept physically segregated and held separate and apart from TFLIC’s general account assets. The general account contains all of the assets of TFLIC. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

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CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations there under, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss federal gift, estate or any other state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law – e.g. civil union partners and same-sex marriages spouses – may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. TFLIC has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the

11

investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

INCIDENTAL DEATH BENEFITS

The Policy may include optional death benefit features, the value of which may exceed the value of the Policy or premium payments made under the Policy. Federal tax laws limit the value of such incidental death benefits in tax-qualified pension, profit-sharing and 403(b) plans. Further, the Internal Revenue Service has not yet reviewed this Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the Policy comport with qualification requirements. The actuarial present value of death benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a qualified tax adviser before purchasing an optional death benefit.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

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If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

TFLIC makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $5,000 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the policy value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012 The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs in 2011 (Roth and traditional) is $5,000 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to

13

certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF TFLIC

TFLIC at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of TFLIC and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

STATE REGULATION OF TFLIC

TFLIC is a stock life insurance company organized under the laws of New York, and is subject to regulation by the New York Department of Insurance. An annual statement is filed with the New York Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of TFLIC as of December 31st of the preceding calendar year. Periodically, the New York Commissioner of Insurance examines the financial condition of TFLIC, including the liabilities and reserves of the Separate Account the operations of TFLIC are also examined periodically by the National Association of Insurance Commissioners. In addition, TFLIC is subject to regulation under the insurance laws of the other jurisdictions in which it may operate.

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RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by TFLIC. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, TFLIC will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports as required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments TFLIC sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Transamerica Capital, Inc. (“TCI”) serves as principal underwriter for the policies. TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI, like TFLIC, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of FINRA. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through fee-only advisors who are not paid a commission. The Policies are also offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. During fiscal year 2010, 2009 and 2008, TCI paid no amounts in commissions in connection with the sale of the Policies.

ADMINISTRATIVE SERVICES CONTRACT

We have contracted with Low Load Insurance Services, Inc. (“Low Load”), to provide certain administrative services. The administrative services include customer application or order form processing, ongoing customer service and marketing support. We pay Low Load an annual fee equal to 0.10% of the amount of assets in the Policies that Low Load provides administrative services for registered representatives. During 2009 and 2010, we paid Low Load $161.18 and $1,097.96, respectively, in connection with this contract.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2010 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of TFLIC at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the

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terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge NY Policy Owners as of December 31, 2010, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company as of December 31, 2010, and 2009, and for each of the three years in the period ended December 31, 2010, including the Reports of Independent Registered Public Accounting Firm thereon, also are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge NY Policy Owners and should be considered only as bearing on the ability of TFLIC to meet its obligations under the Policies. They should not be considered as bearing on the safety or investment performance of the assets held in the Separate Account.

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FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2010, 2009 and 2008

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2010, 2009 and 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2010 and 2009, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2010.

A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010, 2009, and 2008 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities.

April 11, 2011

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2010	2009
Admitted assets
Cash and invested assets:
Bonds	$8,064,065	$7,954,681
Preferred stocks	1,610	3,037
Common stocks
Affiliated entities (cost: 2010 - $4,595; 2009 - $ 4,402)	5,545	4,685
Unaffiliated (cost: 2010 - $3,041; 2009 - $ 2,731)	7,046	3,965
Mortgage loans on real estate	769,469	966,783
Policy loans	62,379	59,654
Cash, cash equivalents and short-term investments	138,349	215,352
Derivatives	52,246	46,824
Other invested assets	102,408	112,450
Receivables for securities	7,973	—
Securities lending reinvested collateral assets	476,851	—

Total cash and invested assets	9,687,941	9,367,431
Premiums deferred and uncollected	70,080	73,836
Due and accrued investment income	100,638	98,730
Net deferred income tax asset	66,106	45,545
Reinsurance receivable	18,832	14,641
Federal income tax recoverable	33,781	6,520
Receivable from parent, subsidiaries and affiliates	19,748	68,940
Accounts receivable	29,484	24,280
Estimated premium tax offset on the provision for future guarantee fund assessments	16,000	—
Other admitted assets	2,717	2,899
Separate account assets	14,267,158	11,234,250

Total admitted assets	$24,312,485	$20,937,072

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2010	2009
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,163,481	$1,081,922
Annuity	6,715,284	6,934,802
Accident and health	118,911	110,687
Policy and contract claim reserves:
Life	62,607	69,745
Annuity	377	616
Accident and health	24,711	15,679
Liability for deposit-type contracts	124,817	160,093
Other policyholders’ funds	939	821
Transfers to separate accounts due or accrued	42,634	15,477
Remittances and items not allocated	173,769	142,534
Asset valuation reserve	110,118	88,989
Interest maintenance reserve	86,084	52,358
Funds held under coinsurance and other reinsurance treaties	139	222
Reinsurance in unauthorized companies	1,407	3,718
Commissions and expense allowances payable on reinsurance assumed	10,970	11,244
Payable for securities	528	55,073
Payable to parent, subsidiaries and affiliates	24,029	26,480
Derivatives	12,568	10,214
Payable for securities lending	476,851	—
Taxes, licenses and fees due or accrued	26,518	4,151
Payable for derivative cash collateral	35,079	—
Deferred gain on assumption of reinsurance transaction	22,834	—
Other liabilities	16,926	15,072
Separate account liabilities	14,266,237	11,225,549

Total liabilities	23,517,818	20,025,446
Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Aggregate write-ins for other than special surplus funds	31,476	27,585
Surplus notes	150,000	150,000
Paid-in surplus	849,460	849,460
Special surplus	4,581	3,753
Unassigned deficit	(243,350)	(121,672)

Total capital and surplus	794,667	911,626

Total liabilities and capital and surplus	$24,312,485	$20,937,072

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$394,883	$386,415	$380,506
Annuity	4,664,761	3,871,445	4,161,192
Accident and health	85,634	70,664	55,625
Net investment income	506,127	505,584	465,217
Amortization of interest maintenance reserve	10,260	2,280	3,803
Commissions and expense allowances on reinsurance ceded	60,476	56,903	58,708
Income from fees associated with investment management, administration and contract guarantees for separate accounts	92,604	73,404	67,062
Consideration on reinsurance transaction	—	1,135	30,375
Assumption reinsurance gain	53,413	—	—
Other income	15,089	19,256	15,373

	5,883,247	4,987,086	5,237,861
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	306,149	303,056	307,113
Annuity benefits	99,443	92,860	98,944
Surrender benefits	3,045,837	2,221,500	2,727,901
Other benefits	10,637	14,680	15,351
Increase (decrease) in aggregate reserves for policies and contracts:
Life	136,548	61,506	35,730
Annuity	(289,567)	71,743	1,195,782
Accident and health	8,224	4,035	70,718

	3,317,271	2,769,380	4,451,539
Insurance expenses:
Commissions	144,196	139,330	155,498
General insurance expenses	115,675	120,464	125,036
Taxes, licenses and fees	15,895	7,656	7,761
Net transfers to separate accounts	2,077,696	1,367,434	877,216
Experience refunds	12,074	31,650	8,160
Interest on surplus notes	9,375	9,375	6,250
Other expenses (benefits)	(3,354)	(9,572)	6,560

	2,371,557	1,666,337	1,186,481

Total benefits and expenses	5,688,828	4,435,717	5,638,020

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	194,419	551,369	(400,159)
Dividends to policyholders	—	17	3

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments	194,419	551,352	(400,162)
Federal income tax expense (benefit)	58,571	40,971	(25,620)

Gain (loss) from operations before net realized capital gains (losses) on investments	135,848	510,381	(374,542)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts tranferred to interest maintenance reserve)	(65,499)	(185,003)	27,212

Net income (loss)	$70,349	$325,378	$(347,330)

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Surplus/ (Deficit)	Total Capital and Surplus
Balance at January 1, 2008	$2,058	$442	$—	$—	$601,519	$3,791	$205,485	$813,295
Net loss	—	—	—	—	—	(1,556)	(345,774)	(347,330)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	134,817	134,817
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	—	(20)	(20)
Change in nonadmitted assets	—	—	—	—	—	—	(45,718)	(45,718)
Change in asset valuation reserve	—	—	—	—	—	—	17,288	17,288
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	(6,668)	(6,668)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(42,622)	(42,622)
Surplus contributed to separate account	—	—	—	—	—	—	(249)	(249)
Other changes in surplus in separate account statement	—	—	—	—	—	—	15,257	15,257
Capital contribution	—	—	—	—	250,000	—	—	250,000
Dividends to stockholders	—	—	—	—	—	—	(300,000)	(300,000)
Change in net deferred income tax asset	—	—	—	—	—	—	98,934	98,934
Change in surplus as result of reinsurance	—	—	—	—	—	—	(995)	(995)
Change in surplus notes	—	—	—	150,000	—	—	—	150,000
Correction of an error - Guaranteed Minimum Withdrawal Benefits reserves	—	—	—	—	—	—	38,457	38,457
Correction of interest on taxes	—	—	—	—	—	—	368	368
Change in deferred premiums - reserve valuation change	—	—	—	—	—	—	(11,686)	(11,686)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	(2,044)	—	—	(2,044)

Balance at December 31, 2008	2,058	442	—	150,000	849,475	2,235	(243,126)	761,084
Cumulative effect of change in accounting principles	—	—	—	—	—	—	(5,198)	(5,198)
Net income	—	—	—	—	—	1,518	323,860	325,378
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	(129,137)	(129,137)
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	—	(3)	(3)
Change in nonadmitted assets	—	—	—	—	—	—	16,240	16,240
Change in asset valuation reserve	—	—	—	—	—	—	(5,098)	(5,098)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	22,417	22,417
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	4,577	4,577
Surplus contributed to separate account	—	—	—	—	—	—	(22)	(22)
Other changes in surplus in separate account statement	—	—	—	—	—	—	(9,257)	(9,257)
Change in net deferred income tax asset	—	—	—	—	—	—	(95,930)	(95,930)
Change in surplus as result of reinsurance	—	—	—	—	—	—	(995)	(995)
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	27,585	—	—	—	—	27,585
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	(15)	—	—	(15)

Balance at December 31, 2009	$2,058	$442	$27,585	$150,000	$849,460	$3,753	$(121,672)	$911,626

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Surplus/ (Deficit)	Total Capital and Surplus
Balance at December 31, 2009	$2,058	$442	$27,585	$150,000	$849,460	$3,753	$(121,672)	$911,626
Cumulative effect of change in accounting principles	—	—	—	—	—	—	601	601
Net income	—	—	—	—	—	828	69,521	70,349
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	4,775	4,775
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	—	(2)	(2)
Change in nonadmitted assets	—	—	—	—	—	—	6,559	6,559
Change in asset valuation reserve	—	—	—	—	—	—	(21,129)	(21,129)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	2,311	2,311
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(3,001)	(3,001)
Surplus contributed to separate account	—	—	—	—	—	—	(547)	(547)
Other changes in surplus in separate account statement	—	—	—	—	—	—	610	610
Change in net deferred income tax asset	—	—	—	—	—	—	24,065	24,065
Change in surplus as result of reinsurance	—	—	—	—	—	—	(995)	(995)
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	3,891	—	—	—	—	3,891
Change in deferred premium due to valuation adjustment	—	—	—	—	—	—	(4,446)	(4,446)
Dividends to stockholders	—	—	—	—	—	—	(200,000)	(200,000)

Balance at December 31, 2010	$2,058	$442	$31,476	$150,000	$849,460	$4,581	$(243,350)	$794,667

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Operating activities
Premiums collected, net of reinsurance	$5,148,268	$4,324,182	$4,599,638
Net investment income	521,507	500,581	461,860
Miscellaneous income	170,094	152,004	175,253
Benefit and loss related payments	(3,490,532)	(2,776,934)	(3,192,336)
Net transfers to separate accounts	(2,050,540)	(1,364,038)	(850,932)
Commissions, expenses paid and aggregate write-ins for deductions	(259,124)	(311,940)	(307,351)
Dividends paid to policyholders	—	(17)	(3)
Federal and foreign income taxes recovered (paid)	(110,673)	36,010	(46,009)

Net cash provided by (used in) operating activities	(71,000)	559,848	840,120
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,047,327	2,337,461	2,285,133
Preferred stock	1,700	499	6,004
Common stock	2,909	1,153	9,081
Mortgage loans	187,431	190,321	59,130
Real estate	—	4,950	—
Other invested assets	17,733	7,481	34,149
Miscellaneous proceeds	971	56,901	62,843

Total investment proceeds	3,258,071	2,598,766	2,456,340
Costs of investments acquired:
Bonds	(3,120,465)	(3,674,181)	(3,079,265)
Preferred stock	—	(997)	(7,927)
Common stock	(2,535)	(3,462)	(3,657)
Mortgage loans	(46)	(1,206)	(59,840)
Real estate	—	—	(5,006)
Other invested assets	(487,925)	(7,166)	(67,664)
Miscellaneous applications	(103,341)	(148,504)	(4,781)

Total cost of investments acquired	(3,714,312)	(3,835,516)	(3,228,140)
Net increase in policy loans	(2,794)	(2,685)	(7,105)

Net cost of investments acquired	(3,717,106)	(3,838,201)	(3,235,245)

Net cash used in investing activities	(459,035)	(1,239,435)	(778,905)

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	$(42,174)	$(158,504)	$74,461
Dividends to stockholders	(200,000)	—	(300,000)
Capital contribution	—	—	250,000
Surplus notes	—	—	150,000
Funds withheld under reinsurance treaties with unauthorized reinsurers	(83)	840	8,223
Receivable from parent, subsidiaries and affiliates	49,192	(4,751)	(42,072)
Payable to parent, subsidiaries and affiliates	(2,451)	(23,225)	(13,258)
Payable for securities lending	476,851	—	—
Other cash provided	171,697	140,150	11,632

Net cash provided by (used in) financing and miscellaneous activities	453,032	(45,490)	138,986

Net increase (decrease) in cash, cash equivalents and short-term investments	(77,003)	(725,077)	200,201
Cash, cash equivalents and short-term investments:
Beginning of year	215,352	940,429	740,228

End of year	$138,349	$215,352	$940,429

See accompanying notes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, LLC. (AEGON) and minority owned by Transamerica Life Insurance Company (TLIC). Both AEGON and TLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with the changes in fair value reported in income.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Securities Lending Assets and Liabilities: Beginning December 31, 2010, for securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Prior to 2010, cash collateral received from securities lending was not recorded on the Company’s balance sheet because the cash collateral was restricted. Under GAAP the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed by the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets, amounts recoverable from reinsurers and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note. Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Common stocks of unaffiliated companies are reported at fair value and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2010 and 2009, the Company excluded investment income due and accrued of $262 and $292, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures are marked to fair value on a daily basis, and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $4,117,105, $2,761,937 and $2,674,704, in 2010, 2009 and 2008, respectively. In addition, the Company received $92,604, $73,404 and $67,062, in 2010, 2009 and 2008, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

During 2010, the Company reported an increase in reserves on account of changes in valuation bases of $3,001. One of the Company’s operating divisions converted from a spreadsheet-based balance rollforward method of valuation of single premium group annuity (SPGA) products to a seriatim valuation using a software package capable of making these calculations. This change in valuation process resulted in an increase in reserves of $1,144. The remaining $1,857 increase in reserves corresponds to continued enhancements to existing valuation platforms as well as ongoing efforts to convert from client based reserves to in-house seriatim calculations using the Prophet valuation system in another of the Company’s operating divisions. Related to this change was a corresponding decrease in the deferred premium asset of $4,446. The changes in reserves and deferred premium asset have been charged directly to unassigned surplus.

During 2009, the Company implemented an improved valuation method for SPGA products. The prior method approximated the reserve using a spreadsheet-based balance rollforward. The current method is a seriatim valuation using a software package capable of making these calculations. The change in valuation process resulted in a decrease in reserves in the amount of $4,577. The change in reserves has been charged directly to unassigned surplus.

During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements. Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes. The new method calculates the reserves directly (using Prophet) based on the current in force. The change in valuation process resulted in an increase in reserves in the amount of $42,622, with a corresponding decrease in deferred premiums of $11,686. The change in reserves has been charged directly to unassigned surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2010 and 2009 was $780 and $410, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company incurred $1,353 and paid $982 of claim adjustment expenses during 2010, of which $427 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $990 and paid $1,030 of claim adjustment expenses during 2009, of which $511 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years during 2010 or 2009.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. No stock options were issued during 2010 or 2009.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded no benefit or expense related to these plans for the year ended December 31, 2010. The Company recorded a benefit of $15 and $2,049 for the years ended December 31, 2009 and 2008, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $5 for the year ended December 31, 2008. The Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2010 or 2009.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Recent Accounting Pronouncements

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. As a result of these modifications, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet. Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets). A separate liability is established to record the obligation to return the cash collateral (payable for securities lending). This change in accounting principle increased assets and liabilities by $476,851 with no impact to surplus. See Note 9 for further details.

In addition, the amendments to SSAP No. 91R resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds). A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $37,735, an increase to liabilities of $37,134 and a net increase to surplus of $601.

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements, including recent modifications and clarifications made to the standard. This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements. The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position. See Note 3 for further details.

During 2010, revisions were adopted to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR / IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes have an effective date of January 1, 2011 and are to be applied on a prospective basis.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

During 2010, revisions were made to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The revised definitions will most likely result in more securities being accounted for under SSAP No. 43R. Companies are to prospectively apply the clarified guidance effective January 1, 2011. The Company is in the process of determining the impact of these changes.

Effective September 30, 2009, the Company adopted SSAP No. 43R. This statement establishes statutory accounting principles for investments in loan-backed and structured securities. The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI). If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value. If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP. Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows. The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009. This change in accounting principle reduced surplus by a net amount of $7,998 ($5,198 net of tax), which includes impairments of $9,373 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $1,375, which have been removed from the component of change in net unrealized gains/losses.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against gross DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. Prior to the adoption of SSAP No. 10R, the Company computed deferred income taxes in accordance with SSAP No. 10. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009. As a result of this election, surplus increased by a cumulative effect of $31,476 and $27,585 at December 31, 2010 and 2009, respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the 2010 and 2009 financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 16 for further discussion of the Company’s consideration of subsequent events.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s previously impaired investments were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financial statements at adoption.

Reclassifications

Certain reclassifications have been made to the 2009 and 2008 financial statements to conform to the 2010 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short term and long term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services, and internal models.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying value of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2010		2009
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$107,949	$107,949	$109,752	$109,752
Short-term notes receivable from affiliates	30,400	30,400	105,600	105,600
Bonds, other than affiliates	8,064,065	8,311,712	7,954,681	7,864,587
Preferred stocks, other than affiliates	1,610	2,247	3,037	3,352
Common stocks, other than affiliates	7,046	7,046	3,965	3,965
Mortgage loans on real estate, other than affiliates	745,073	773,720	941,918	928,063
Other invested assets	15,363	14,941	20,931	17,965
Interest rate swaps	51,036	54,481	43,318	48,865
Currency swaps	—	330	—	—
Credit default swaps	—	19	—	29
Foreign currency forward	1,210	1,210	3,506	3,506
Policy loans	62,379	62,379	59,654	59,654
Securities lending reinvested collateral	476,851	475,923	—	—
Receivable from parent, subsidiaries and affiliates	19,748	19,748	68,940	68,940
Separate account assets	14,267,158	14,240,052	11,234,250	11,140,979
Liabilities
Investment contract liabilities	6,050,604	5,992,240	6,359,618	6,286,126
Interest rate swaps	11,688	11,734	7,474	8,707
Currency swaps	403	—	1,933	1,709
Credit default swaps	—	—	338	338
Foreign currency forward	477	477	469	469
Payable to parent, subsidiaries and affiliates	24,029	24,029	26,480	26,480
Separate account annuity liabilities	13,834,208	13,894,988	10,943,999	10,986,803
Surplus notes	150,000	144,020	150,000	142,923

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

Fair Value Measurements

During 2010, amendments were made to SSAP No. 100 to eliminate the requirement to differentiate and report fair value measurements on separate recurring and non-recurring schedules. Instead, for December 31, 2010, all fair value measurements will be reported on a single schedule by class. The 2009 schedules were not required to be restated.

The following table provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2010:

	2010
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$7,773	$15,866	$23,639

Total bonds	—	7,773	15,866	23,639
Common stock
Industrial and miscellaneous	2,915	—	4,131	7,046

Total common stock	2,915	—	4,131	7,046
Short-term investments
Government	—	1	—	1
Money market mutual fund	—	115,467	—	115,467

Total short-term	—	115,468	—	115,468
Derivative assets	—	50,443	—	50,443

Total derivative assets	—	50,443	—	50,443

Separate account assets	5,122,374	3,057,322	—	8,179,696

Total assets at fair value	$5,125,289	$3,231,006	$19,997	$8,376,292

Liabilities:
Derivative liabilities	$—	$(9,375)	$—	$(9,375)

Total liabilities at fair value	$—	$(9,375)	$—	$(9,375)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

Bonds classified in Level 2 are valued using inputs from third party pricing services or corroborated broker quotes. Level 3 measurements for bonds are primarily those valued using non-corroborated broker quotes or internal modeling.

Common stock in Level 3 is comprised primarily of warrants valued using non-corroborated broker quotes.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

For derivatives, those classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

The following table summarizes the changes in assets classified in Level 3 for 2010:

	Balance at January 1, 2010	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income	Total Gains and (Losses) Included in Surplus	Purchases, Issuances, Sales and Settlements	Balance at December 31, 2010
Bonds
RMBS	$4,823	$17	$—	$(117)	$17	$(1,099)	$3,641
ABS	—	17,312	—	(420)	(3,236)	(1,431)	12,225
Common stock	—	1,695	—	—	2,315	121	4,131

Total	$4,823	$19,024	$—	$(537)	$(904)	$(2,409)	$19,997

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of securities not carried at fair value as of December 31, 2009 subsequently changing to being carried at fair value as of December 31, 2010.

Transfers in for common stock were the result of warrants being valued using third party vendor inputs at December 31, 2009. The valuation of those warrants changed at December 31, 2010 to using non-corroborated broker quotes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

The following table provides information about the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2009:

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$2,270	$1,695	$—	$3,965
Short-term investments	—	116,632	—	116,632
Derivative assets	—	38,383	—	38,383
Separate account assets	4,212,883	2,109,264	—	6,322,147

Total assets	$4,215,153	$2,265,974	$—	$6,481,127

During 2009, the Company did not report any assets in Level 3 on a recurring basis.

Assets measured at fair value on a non-recurring basis

For the year ended December 31, 2009, the Company reported certain assets and liabilities at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The Company reported the following financial instruments at fair value on a non-recurring basis:

Description	December 31, 2009	Level 1	Level 2	Level 3	Gains (Losses)
Fixed maturities	$8,467	$—	$3,645	$4,823	$(10,260)
Derivative liabilities	17	—	17	—	—

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stocks are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$486,302	$2,168	$3,254	$5,741	$479,475
State, municipal and other government	145,911	8,784	6,829	490	147,376
Hybrid securities	152,074	4,408	12,570	—	143,912
Industrial and miscellaneous	5,595,580	310,607	5,757	27,971	5,872,459
Mortgage and other asset-backed securities	1,684,198	59,792	70,904	4,596	1,668,490

	8,064,065	385,759	99,314	38,798	8,311,712
Unaffiliated preferred stocks	1,610	1,144	507	—	2,247

	$8,065,675	$386,903	$99,821	$38,798	$8,313,959

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$621,435	$1,205	$8,079	$24,559	$590,002
State, municipal and other government	132,885	5,538	11,816	804	125,803
Hybrid securities	184,443	2,375	26,192	—	160,626
Industrial and miscellaneous	4,925,135	203,564	23,434	13,473	5,091,792
Mortgage and other asset-backed securities	2,090,783	24,706	215,129	3,996	1,896,364

	7,954,681	237,388	284,650	42,832	7,864,587
Unaffiliated preferred stocks	3,037	862	547	—	3,352

	$7,957,718	$238,250	$285,197	$42,832	$7,867,939

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 161 and 336 securities with a carrying amount of $729,807 and $1,651,066 and an unrealized loss of $99,821 and $285,197 with an average price of 86.3 and 82.7 (fair value/amortized cost). Of this portfolio, 67.24% and 75.83% were investment grade with associated unrealized losses of $46,368 and $188,850, respectively.

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 206 and 180 securities with a carrying amount of $1,273,112 and $1,491,020 and an unrealized loss of $38,798 and $42,832 with an average price of 97.0 and 97.1 (fair value/amortized cost). Of this portfolio, 96.06% and 99.06% were investment grade with associated unrealized losses of $36,596 and $41,954, respectively.

At December 31, 2010 and 2009, the Company did not hold any common stocks that had been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2010 the Company did not hold any common stocks that had been in a continuous loss position for less than twelve months. At December 31, 2009, the Company held one security that had been in a continuous loss position for less than twelve months with a fair value $1,594 and an unrealized loss of $80 with a price of 95.2 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2010 and 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$54,500	$170,546	$225,046
State, municipal and other government	26,390	34,550	60,940
Hybrid securities	106,016	—	106,016
Industrial and miscellaneous	74,814	837,424	912,238
Mortgage and other asset-backed securities	367,661	191,794	559,455

	629,381	1,234,314	1,863,695
Unaffiliated preferred stocks	605	—	605

	$629,986	$1,234,314	$1,864,300

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$101,550	$364,023	$465,573
State, municipal and other government	32,141	30,629	62,770
Hybrid securities	143,978	—	143,978
Industrial and miscellaneous	289,457	887,255	1,176,712
Mortgage and other asset-backed securities	798,179	166,281	964,460

	1,365,305	1,448,188	2,813,493
Unaffiliated preferred stocks	564	—	564
Unaffiliated common stocks	—	1,594	1,594

	$1,365,869	$1,449,782	$2,815,651

The carrying amount and estimated fair value of bonds at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$182,097	$184,517
Due after one year through five years	2,370,455	2,489,605
Due after five years through ten years	2,531,251	2,633,585
Due after ten years	1,296,064	1,335,515

	6,379,867	6,643,222
Mortgage and other asset-backed securities	1,684,198	1,668,490

	$8,064,065	$8,311,712

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

Subprime Mortgages

At December 31, 2010, the Company’s asset-backed securities (ABS) subprime mortgages portfolio had investments in an unrealized loss position which had a fair value of $110,619 and a carrying value of $136,640, resulting in a gross unrealized loss of $26,021.

The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes ABS issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes asset ABS issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data while being adjusted for specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The unrealized loss is primarily due to decreased liquidity, increased credit spreads in the market, slower prepayments and increased expected losses on loans within the underlying pools. Expected losses within the underlying pools are generally higher than original expectations, primarily in certain later-vintage adjustable rate mortgage loan pools, which has led to some rating downgrades in these securities. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2010, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $137,772 and a carrying value of $162,432, resulting in a gross unrealized loss of $24,660. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS portfolio includes collateralized mortgage obligations (CMOs), prime jumbo passthroughs, Alt-A RMBS, negative amortization RMBS and reverse mortgage RMBS.

All RMBS of the Company are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios. The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments.

Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the Company’s particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The pace of deterioration in the housing market began to stabilize in late 2009 and continued in 2010. Even with the stabilization, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss		Fair Value
		Interest	Non-interest
Year Ended December 31, 2010
OTTI recognized 2nd quarter:
Intent to sell	$23,536	$890	$—	$22,646

Total 2nd quarter	23,536	890	—	22,646

Aggregate total	$23,536	$890	$—	$22,646

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2009
OTTI recognized 4th quarter:
Intent to sell	$29,750	$—	$10,282	$19,468

Total 4th quarter	29,750	—	10,282	19,468

Aggregate total	$29,750	$—	$10,282	$19,468

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$74,985	$3,059	$71,926	$52,424
2nd quarter present value of cash flows expected to be less than the amortized cost basis	34,351	1,477	32,874	23,893
3rd quarter present value of cash flows expected to be less than the amortized cost basis	64,601	3,573	61,028	45,518
4th quarter present value of cash flows expected to be less than the amortized cost basis	85,652	2,191	83,461	66,159

Aggregate total	$259,589	$10,300	$249,289	$187,994

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2009
3rd quarter present value of cash flows expected to be less than the amortized cost basis	$41,527	$2,190	$39,337	$21,861
4th quarter present value of cash flows expected to be less than the amortized cost basis	86,179	17,189	68,990	32,249

Aggregate total	$127,706	$19,379	$108,327	$54,110

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The following loan-backed and structured securities were held at December 31, 2010, for which an OTTI had been previously recognized:

CUSIP	Carrying Value Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
02148AAA4	$8,643	$8,555	$88	$8,555	$5,599	1Q 2010
02148YAJ3	508	497	11	497	416	1Q 2010
12667G5G4	9,559	9,488	70	9,488	8,205	1Q 2010
225470FJ7	525	515	10	515	430	1Q 2010
225470YD9	16,556	16,325	231	16,325	10,165	1Q 2010
22942KCA6	2,809	2,777	32	2,777	2,060	1Q 2010
23332UDE1	6,778	6,445	332	6,445	3,152	1Q 2010
52524YAA1	8,493	8,488	4	8,488	6,681	1Q 2010
59020UJZ9	799	427	372	427	291	1Q 2010
74925FAA1	3,669	3,504	164	3,504	3,250	1Q 2010
76110VTR9	8,815	8,751	64	8,751	8,613	1Q 2010
81379EAD4	993	741	252	741	11	1Q 2010
81744FFD4	1,211	1,141	70	1,141	191	1Q 2010
86358EZU3	4,896	3,556	1,339	3,556	2,878	1Q 2010
02148AAA4	8,244	7,893	351	7,893	5,690	2Q 2010
02148YAJ3	487	476	11	476	401	2Q 2010
05948KL31	563	540	23	540	347	2Q 2010
225470FJ7	495	470	25	470	443	2Q 2010
225470U27	138	125	14	125	102	2Q 2010
22942KCA6	2,670	2,650	21	2,650	1,891	2Q 2010
52522QAM4	20,295	19,416	879	19,416	13,840	2Q 2010
65536PAA8	777	730	47	730	666	2Q 2010
61750WAU7	2,996	2,610	386	2,610	2,610	2Q 2010
02148AAA4	7,549	7,079	469	7,079	5,933	3Q 2010
02148YAJ3	467	466	0	466	346	3Q 2010
12667G5G4	9,806	9,750	56	9,750	9,287	3Q 2010
225470T94	155	152	3	152	119	3Q 2010
225470YD9	15,369	14,600	769	14,600	10,689	3Q 2010
22942KCA6	2,548	2,518	29	2,518	1,967	3Q 2010
23332UDE1	6,109	5,508	601	5,508	2,847	3Q 2010
59020UJZ9	420	417	2	417	361	3Q 2010
65536PAA8	429	396	34	396	372	3Q 2010
75970JAJ5	10,896	9,867	1,029	9,867	5,466	3Q 2010
75970QAH3	1,000	910	90	910	540	3Q 2010
761118AH1	6,057	5,891	166	5,891	4,963	3Q 2010
81744FFD4	1,134	920	214	920	156	3Q 2010
92922FZ27	2,122	2,098	24	2,098	1,931	3Q 2010

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

CUSIP	Carrying Value Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
02148YAJ3	457	448	9	448	353	4Q 2010
12640PAA3	334	299	35	299	324	4Q 2010
12667G5G4	7,849	7,752	97	7,752	7,586	4Q 2010
14984WAA8	15,885	15,461	424	15,461	12,225	4Q 2010
225470U27	119	117	2	117	98	4Q 2010
225470YD9	13,946	13,870	76	13,870	10,249	4Q 2010
22942KCA6	2,418	2,256	162	2,256	1,837	4Q 2010
23332UDE1	5,327	5,125	202	5,125	2,812	4Q 2010
52522QAM4	17,766	17,596	170	17,596	13,550	4Q 2010
52524YAA1	5,957	5,692	266	5,692	5,610	4Q 2010
59020UJZ9	413	389	24	389	375	4Q 2010
74925FAA1	3,746	3,597	149	3,597	3,560	4Q 2010
759676AJ8	7,764	7,304	460	7,304	5,514	4Q 2010
81379EAD4	737	668	69	668	39	4Q 2010
81744FFD4	917	870	47	870	171	4Q 2010
92922FZ27	2,017	2,017	0	2,017	1,854	4Q 2010
02148AAA4	9,601	9,359	242	9,359	4,668	3Q 2009
02148YAJ3	613	588	25	588	311	3Q 2009
225470FJ7	598	588	10	588	339	3Q 2009
225470T94	21	13	8	13	99	3Q 2009
22942KCA6	3,391	3,129	262	3,129	1,751	3Q 2009
86358EZU3	14,602	7,151	7,451	7,151	4,183	3Q 2009
02148AAA4	3,706	3,581	125	3,581	1,997	3Q 2009
225470FJ7	588	567	21	567	379	3Q 2009
225470T94	199	193	6	193	111	3Q 2009
22942KCA6	1,581	1,507	74	1,507	895	3Q 2009
86358EZU3	7,151	5,743	1,408	5,743	2,085	3Q 2009
12667G5G4	11,215	10,958	257	10,958	9,524	4Q 2009
02148AAA4	8,965	8,897	68	8,897	5,470	4Q 2009
02148YAJ3	569	537	32	537	374	4Q 2009
225470FJ7	549	547	2	547	403	4Q 2009
52524YAA1	9,419	9,370	49	9,370	6,533	4Q 2009
59020UJZ9	1,030	818	212	818	294	4Q 2009
76110VTR9	13,052	9,142	3,910	9,142	8,236	4Q 2009
81744FFD4	1,348	1,216	132	1,216	244	4Q 2009
81744FDQ7	1,862	1,497	365	1,497	208	4Q 2009
86358EZU3	5,690	5,474	216	5,474	265	4Q 2009
225470T94	176	153	23	153	122	4Q 2009
225470U27	182	147	35	147	104	4Q 2009

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2010 and 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2010
The aggregate amount of unrealized losses	$5,803	$83,788
The aggregate related fair value of securities with unrealized losses	203,025	405,285

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2009
The aggregate amount of unrealized losses	$226,189	$3,998
The aggregate related fair value of securities with unrealized losses	825,280	168,785

Detail of net investment income is presented below:

	Year Ended December 31
	2010	2009	2008
Income:
Bonds	$412,132	$378,777	$358,302
Preferred stocks	235	275	11,401
Common stocks	20	973	608
Mortgage loans on real estate	55,846	66,985	74,135
Policy loans	3,962	3,609	3,383
Cash, cash equivalents and short-term investments	1,589	7,533	12,390
Derivatives	39,735	55,872	9,395
Other invested assets	4,722	4,210	5,037
Other	2,333	1,961	4,341

Gross investment income	520,574	520,195	478,992
Less investment expenses	14,447	14,611	13,775

Net investment income	$506,127	$505,584	$465,217

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2010	2009	2008
Proceeds	$3,049,027	$2,337,959	$2,316,090

Gross realized gains	$88,416	$55,793	$36,394
Gross realized losses	(15,490)	(31,031)	(21,641)

Net realized capital gains (losses)	$72,926	$24,762	$14,753

The Company had gross realized losses for the years ended December 31, 2010, 2009 and 2008 of $14,212, $49,705 and $49,597, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments and change in unrealized capital gains (losses) are summarized below:

	Realized
	Year Ended December 31
	2010	2009	2008
Bonds	$58,442	$(15,570)	$(31,695)
Preferred stocks	273	—	(3,148)
Common stocks	876	(1,043)	5,751
Mortgage loans on real estate	(17,257)	(11,866)	(1,080)
Real estate	—	(56)	—
Cash, cash equivalents, and short-term investments	3	39	25
Derivatives	(39,271)	(148,470)	55,886
Other invested assets	262	(3,676)	3,539

	3,328	(180,642)	29,278
Federal income tax effect	(24,841)	9,320	4,241
Transfer to interest maintenance reserve	(43,986)	(13,681)	(6,307)

Net realized capital gains (losses) on investments	$(65,499)	$(185,003)	$27,212

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2010	2009	2008
Bonds	$(6,939)	$10,964	$(19,710)
Common stocks	2,772	2,595	(13,928)
Affiliated entities	666	100	—
Mortgage loans on real estate	7,111	(7,111)	—
Derivatives	4,305	(192,475)	221,408
Other invested assets	(930)	(12,803)	(7,682)

Change in unrealized capital gains (losses)	$6,985	$(198,730)	$180,088

The Company did not have any impaired loans at December 31, 2010. At December 31, 2009, the net admitted asset value in impaired loans with a related allowance for credit losses was $35,680. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2010. The Company held an allowance for credit losses on mortgage loans in the amount of $7,111 at December 31, 2009. The average recorded investment in impaired loans during 2010 and 2009 was $13,959 and $14,916, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2010	2009	2008
Balance at beginning of period	$7,111	$3,030	$—
Additions, net charged to operations	2,838	11,001	3,030
Recoveries in amounts previously charged off	(9,949)	(6,920)	—

Balance at end of period	$—	$7,111	$3,030

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized $679, $266 and $1,117 of interest income on impaired loans for the years ended December 31, 2010, 2009 and 2008, respectively. The Company recognized $860, $358 and $1,094 of interest income on a cash basis for the years ended December 31, 2010, 2009 and 2008, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

During 2010 and 2009, the Company did not issue any mortgage loans.

During 2010 and 2009, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2010 and 2009, the Company held a mortgage loan loss reserve in the AVR of $45,632 and $38,550, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2010	2009		2010	2009
South Atlantic	28%	24%	Office	26%	31%
Mountain	19	18	Industrial	24	22
Pacific	17	19	Retail	20	18
Middle Atlantic	12	10	Other	8	9
E. North Central	8	8	Agricultural	8	8
W. South Central	6	10	Medical	8	7
E. South Central	5	4	Apartment	6	5
W. North Central	4	4
New England	1	3

The recorded investment in restructured securities in 2010 and 2009, respectively, was $1,059 and $8,612 and the capital gains (losses) taken as a direct result of restructures were $679 and $(4,847). There were no recorded investments in restructured securities nor any capital losses taken as a direct result of restructures in 2008. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The Company recorded an impairment of $258 during 2009 for its investment in Zero Beta Fund, LLC, an affiliate, due to a decline in the fair value of the underlying investment. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur. The write-down is included in net realized capital gains (losses) within the statement of operations.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

During 2009, the Company recorded an impairment of $3,381 for its investment in Real Estate Alternatives Portfolio 2, LLC, an affiliate, due to a decline in the fair value of the underlying investment. The impairment was taken because the decline in fair value of underlying investments of the fund was deemed to be other-than-temporary. The write-down is included in net realized capital gains (losses) within the statement of operations.

During 2010, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

At December 31, 2010, the Company had ownership interest in one LIHTC investment. The remaining years of unexpired tax credits were four and the property was not subject to regulatory review. The length of time remaining for the holding period was seven years. There are no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2009, the Company had ownership interest in one LIHTC investment. The remaining years of unexpired tax credits were five and the property was not subject to regulatory review. The length of time remaining for the holding period was eight years. There are no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts from other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily fair values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $(91,398), $(151,046) and $35,005 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company invests in interest rate caps to convert a particular fixed rate asset/liability into a pure floating rate asset/liability in order to meet its overall asset/liability strategy. Each mortgage loan or liability is hedged individually and the relevant terms of the loan or liability and derivative must be the same. The caps require a single premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2010 and 2009, the Company had replicated assets with a fair value of $7,003 and $6,975, respectively, and credit default swaps with a fair value of $19 and $29, respectively. During the years ended December 31, 2010, 2009 and 2008, the Company did not recognize any capital losses related to replication transactions.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2010, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimated)	Current Fair Value
3246, SWAP USD0.37/USD0, 12189TA*5	October 15, 2014	$2,000	$5
3248, SWAP USD0.39/USD0, 539830C#4	October 15, 2014	3,000	10
3250, SWAP USD0.38/USD0, 666807B#8	October 15, 2014	2,000	4

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings of ‘A’ or better. At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $56,041 and $41,409, respectively.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $12,211 and $232, respectively.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

At December 31, 2010 and 2009, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2010	2009
Interest rate and currency swaps:
Receive fixed - pay fixed	$116,279	$222,278
Receive fixed - pay floating	664,000	1,485,000
Receive floating - pay fixed	18,454	40,858

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(91,398), $(176,809) and $36,059, for the years ended December 31, 2010, 2009 and 2008, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Open futures contracts at December 31, 2010, and 2009, were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
	December 31, 2010
Short	(540)	FTSE 100 IDX FUT Mar11	$(49,059)	$(49,613)
Short	(1,150)	NASDAQ 100 E-MINI Mar11	(50,457)	(50,968)
Short	(120)	NIKKEI 225 (OSE) Mar11	(14,878)	(15,208)
Short	(900)	S&P 500 FUTURE Mar11	(276,831)	(281,925)

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2009
1,220	FTSE March 2010 Futures	$103,389	$105,625
320	Nikkei March 2010 Futures	34,319	36,512
800	Russell March 2010 Futures	47,824	49,912
874	S&P 500 March 2010 Futures	242,023	242,688

For the years ended December 31, 2010, 2009 and 2008, the Company recorded unrealized gains of $39,628, $36,852 and $228,759, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain. The Company did not recognize any unrealized gains or losses during 2010, 2009 or 2008 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2010 and 2009, investments with an aggregate carrying amount of $3,648 and $3,658, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts for the years ended December 31:

	Year Ended December 31
	2010	2009	2008
Direct premiums	$4,894,908	$4,052,916	$4,316,638
Reinsurance assumed - affiliates	101	132	95
Reinsurance assumed - non affiliates	660,888	673,459	654,494
Reinsurance ceded - affiliates	(322,295)	(311,014)	(294,855)
Reinsurance ceded - non affiliates	(88,324)	(86,969)	(79,049)

Net premiums earned	$5,145,278	$4,328,524	$4,597,323

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2010 and 2009 of $1,405,493 and $1,253,484, respectively.

The Company received reinsurance recoveries in the amounts of $268,725, $248,374, and $262,441, during 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $71,135 and $63,516, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2010 and 2009 of $1,540,451 and $1,397,114, respectively.

The Company would experience no reduction in surplus at December 31, 2010 or 2009 if all reinsurance agreements were cancelled.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2010 or 2009.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Reinsurance (continued)

Effective June 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company assumed group annuity policies from TLIC. Reserves of $68,683 and assets of $92,931 were assumed by the Company. This transaction resulted in a net pre-tax gain to the Company of $24,248, which has been reclassified to the balance sheet and presented as a deferred gain, as this transaction was deemed economic. The deferred gain will be amortized into general insurance expenses over the period in which the Company benefits economically, not to exceed 10 years. Amortization of the deferred gain for the year was $1,414.

Effective April 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company ceded term life policies to TLIC. Life and claim reserves of $38,022 and $7,558, respectively, and other assets in the amount of $5,538 were ceded by the Company, with consideration paid of $5,106. This transaction resulted in a net pre-tax gain to the Company of $34,936, which has been reflected in the statement of operations, as this was deemed an economic transaction.

Effective January 1, 2010, the Company entered into a recapture agreement in which the Company recaptured term life policies from Transamerica International Reinsurance (Bermuda) Ltd. (TIRe), an affiliate. The Company recaptured life and claim reserves of $6,051 and $80, respectively, and received consideration of $855. This transaction resulted in a net pre-tax loss to the Company of $5,276, which has been reflected in the statement of operations.

Effective January 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company ceded term life policies to TLIC. Life and claim reserves of $18,823 and $445, respectively, were ceded, and the Company paid consideration of $791. This transaction resulted in a net pre-tax gain to the Company of $18,477, which has been reflected in the statement of operations as this was deemed an economic transaction.

Effective January 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company assumed accident and health policies from TLIC. The Company assumed claim reserves of $2,357 and other liabilities of $9,761 and received consideration of $12,118, resulting in no gain or loss on the transaction.

Effective March 31, 2009, the Company recaptured a block of in force universal life secondary guarantee risk that was ceded to TIRe. Universal life secondary guarantee reserves recaptured were $22,707. The resulting pre-tax loss of $22,707 was included in the statement of operations.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Reinsurance (continued)

Effective January 1, 2009, the Company entered into a reinsurance agreement with Stonebridge Life Insurance Company (SLIC), an affiliate, to assume a block of business covering individual and group supplemental life and accident and health insurance products. The Company received reinsurance consideration of $1,134 and established reserves of a like amount, resulting in no gain or loss on the transaction.

Effective December 15, 2008, the Company entered into a reinsurance agreement with SLIC to assume certain individual and group supplemental life and accident and health insurance products issued to certain residents of the State of New York. The Company received reinsurance consideration of $102,578, paid an initial expense allowance of $77,155 and established reserves of $102,578, resulting in a pre-tax loss of $77,155 ($50,151 net of tax) that has been included in the statement of operations as it was deemed an economic assumption reinsurance transaction.

On December 31, 2006, the Company acquired a block of credit insurance business from an unaffiliated company. The Company received consideration of $20,198 equal to the reserves and unearned premium assumed, and paid a commission expense allowance of $10,055, netting to a pre-tax loss of $10,055 ($6,535 net of tax) reflected in the statement of operations. Adjustments of $301 were made during 2008 to true up to actual 2006 reserve balances.

During 2010, 2009 and 2008, the Company amortized deferred gains from reinsurance transactions occurring prior to 2008 of $995, for each respective year, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate, which merged into TLIC, an affiliate, effective October 1, 2008. The Company recorded goodwill of $14,280 related to this transaction which was non-admitted. The related amortization was $1,433 during 2010, 2009 and 2008. Chapter 311 of the New York Laws of 2008, which became effective in July of 2008, includes a provision allowing goodwill to be an admitted asset in financial statements filed subsequent to the effective date. The Company recorded $502 and $2,016 of goodwill at December 31, 2010 and 2009, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes

The net deferred income tax asset at December 31, 2010 and 2009 and the change from the prior year are comprised of the following components:

	December 31, 2010
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$117,201	$28,547	$145,748
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	117,201	28,547	145,748
Deferred Tax Liabilities	35,711	8,366	44,077

Subtotal (Net Deferred Tax Assets)	81,490	20,181	101,671
Deferred Tax Assets Nonadmitted	35,565	—	35,565

Net Admitted Deferred Tax Assets	$45,925	$20,181	$66,106

	December 31, 2009
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$80,657	$33,377	$114,034
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	80,657	33,377	114,034
Deferred Tax Liabilities	22,990	11,226	34,216

Subtotal (Net Deferred Tax Assets)	57,667	22,151	79,818
Deferred Tax Assets Nonadmitted	29,275	4,998	34,273

Net Admitted Deferred Tax Assets	$28,392	$17,153	$45,545

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$36,544	$(4,830)	$31,714
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	36,544	(4,830)	31,714
Deferred Tax Liabilities	12,721	(2,860)	9,861

Subtotal (Net Deferred Tax Assets)	23,823	(1,970)	21,853
Deferred Tax Assets Nonadmitted	6,290	(4,998)	1,292

Net Admitted Deferred Tax Assets	$17,533	$3,028	$20,561

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2010	2009	Change
Deferred Tax Assets:
Ordinary:
Discounting of unpaid losses	$175	$194	$(19)
Policyholder reserves	69,208	48,919	20,289
Investments	5,857	1,914	3,943
Deferred acquisition costs	27,880	26,753	1,127
Receivables - nonadmitted	1,037	927	110
Reinsurance ceded	549	200	349
Reinsurance to unauthorized companies	492	1,394	(902)
Assumption reinsurance	8,487	—	8,487
Other (including items <5% of ordinary tax assets)	3,516	356	3,160

Subtotal	117,201	80,657	36,544
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	35,565	29,275	6,290

Admitted ordinary deferred tax assets	81,636	51,382	30,254
Capital:
Investments	28,547	33,377	(4,830)
Other (including items <5% of total capital tax assets)	—	—	—

Subtotal	28,547	33,377	(4,830)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	4,998	(4,998)

Admitted capital deferred tax assets	28,547	28,379	168

Admitted deferred tax assets	$110,183	$79,761	$30,422

Deferred Tax Liabilities:
Ordinary:
Investments	$8,433	$13,930	$(5,497)
§807(f) adjustment	10,029	4,252	5,777
Separate account adjustments	—	3,924	(3,924)
Other (including items <5% of total ordinary tax liabilities)	177	884	(707)

Subtotal	18,639	22,990	(4,351)
Capital:
Investments	22,393	11,226	11,167
Separate account adjustments	3,045	—	3,045
Other (including items <5% of total capital tax liabilities)	—	—	—

Subtotal	25,438	11,226	14,212

Deferred tax liabilities	44,077	34,216	9,861

Net deferred tax assets/liabilities	$66,106	$45,545	$20,561

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2010 and 2009.

As discussed in Note 1, the Company has elected to admit deferred income tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2010 and 2009 reporting periods. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31, 2010
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$25,439	$9,191	$34,630
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	—	—
SSAP No. 10R, Paragraph 10.b.i.	—	—	—
SSAP No. 10R, Paragraph 10.b.ii.	—	101,136	101,136
SSAP No. 10R, Paragraph 10.c.	24,721	19,356	44,077

Total	$50,160	$28,547	$78,707

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$45,925	$13,401	$59,326
SSAP No. 10R, Paragraph 10.e.ii.
(the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	6,780	6,780
SSAP No. 10R, Paragraph 10.e.ii.a.	—	6,780	6,780
SSAP No. 10R, Paragraph 10.e.ii.b.	—	151,704	151,704
SSAP No. 10R, Paragraph 10.e.iii.	35,711	8,366	44,077

Total	$81,636	$28,547	$110,183

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

	December 31, 2009
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$11,394	$1,545	$12,939
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	5,021	5,021
SSAP No. 10R, Paragraph 10.b.i.	—	5,021	5,021
SSAP No. 10R, Paragraph 10.b.ii.	—	78,119	78,119
SSAP No. 10R, Paragraph 10.c.	22,990	11,226	34,216

Total	$34,384	$17,792	$52,176

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$28,391	$1,545	$29,936
SSAP No. 10R, Paragraph 10.e.ii.
(the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	15,609	15,609
SSAP No. 10R, Paragraph 10.e.ii.a.	—	15,609	15,609
SSAP No. 10R, Paragraph 10.e.ii.b.	—	117,179	117,179
SSAP No. 10R, Paragraph 10.e.iii.	22,990	11,226	34,216

Total	$51,381	$28,380	$79,761

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

		Change
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$14,045	$7,646	$21,691
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	(5,021)	(5,021)
SSAP No. 10R, Paragraph 10.b.i.	—	(5,021)	(5,021)
SSAP No. 10R, Paragraph 10.b.ii.	—	23,017	23,017
SSAP No. 10R, Paragraph 10.c.	1,731	8,130	9,861

Total	$15,776	$10,755	$26,531

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$17,534	$11,856	$29,390
SSAP No. 10R, Paragraph 10.e.ii.
(the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	(8,829)	(8,829)
SSAP No. 10R, Paragraph 10.e.ii.a.	—	(8,829)	(8,829)
SSAP No. 10R, Paragraph 10.e.ii.b.	—	34,525	34,525
SSAP No. 10R, Paragraph 10.e.iii.	12,721	(2,860)	9,861

Total	$30,255	$167	$30,422

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•

10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•

10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

Total increased admitted adjusted gross DTA’s as the result of the application of paragraph 10.e. SSAP No. 10R:

	December 31, 2010
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$31,476	$—	$31,476

	December 31, 2009
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$16,997	$10,588	$27,585

		Change
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$14,479	$(10,588)	$3,891

Used in SSAP No. 10R, paragraph 10.d.:

	December 31, 2010
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$873,310
Authorized Control Level	XXX	XXX	114,633

	December 31, 2009
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$973,031
Authorized Control Level	XXX	XXX	117,466

		Change
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$(99,721)
Authorized Control Level	XXX	XXX	(2,833)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

	December 31, 2010
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$50,160	$28,547	$78,707
Admitted Assets	XXX	XXX	24,280,508
Adjusted Statutory Surplus*	XXX	XXX	763,192
Total Adjusted Capital from DTAs	XXX	XXX	873,310
Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$31,476	$—	$31,476
Admitted Assets	31,476	—	31,476
Statutory Surplus	31,476	—	31,476

	December 31, 2009
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$34,384	$17,792	$52,176
Admitted Assets	XXX	XXX	20,909,487
Adjusted Statutory Surplus*	XXX	XXX	884,042
Total Adjusted Capital from DTAs	XXX	XXX	973,031
Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$16,997	$10,588	$27,585
Admitted Assets	16,997	10,588	27,585
Statutory Surplus	16,997	10,588	27,585

		Change
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$15,776	$10,755	$26,531
Admitted Assets	XXX	XXX	3,371,021
Adjusted Statutory Surplus*	XXX	XXX	(120,850)
Total Adjusted Capital from DTAs	XXX	XXX	(99,721)
Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$14,479	$(10,588)	$3,891
Admitted Assets	14,479	(10,588)	3,891
Statutory Surplus	14,479	(10,588)	3,891

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii

•	XXX denotes breakout between ordinary and capital is not applicable to this information.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The impact of tax planning strategies at December 31, 2010 was as follows:

	December 31, 2010
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs
(% of Total Adjusted Gross DTAs)	0%	5%	5%

Net Admitted Adjusted Gross DTAs
(% of Total Net Admitted Adjusted Gross DTAs)	0%	10%	10%

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2010	2009	Change
Federal	$58,571	$40,971	$17,600
Foreign	—	—	—

Subtotal	58,571	40,971	17,600

Federal income tax on net capital gains	24,841	(9,320)	34,161
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$83,412	$31,651	$51,761

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2010	2009	2008
Current income taxes incurred	$83,412	$31,651	$(29,861)
Change in deferred income taxes (without tax on unrealized gains and losses)	(24,065)	95,930	(98,934)

Total income tax reported	$59,347	$127,581	$(128,795)

Income before taxes	$197,747	$370,710	$(370,884)
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$69,211	$129,749	$(129,809)
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(3,360)	(3,298)	(2,972)
Tax credits	(2,180)	(2,187)	(2,255)
Tax-exempt income	—	(22)	—
Tax adjustment for IMR	(3,591)	(798)	(1,331)
Surplus adjustment for in-force ceded	(348)	(348)	(348)
Nondeductible expenses	13	(80)	123
Deferred tax benefit on other items in surplus	(2,256)	9,321	11,614
Provision to return	59	(387)	(2,623)
Dividends from certain foreign corporations	35	42	54
Prior period adjustment	1,760	(4,242)	(2,717)
Other	4	(169)	1,469

Total income tax reported	$59,347	$127,581	$(128,795)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2010.

As of December 31, 2010 and 2009, the Company had no operating loss, capital loss, or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2010 and 2009 of $71,166 and $31,901, respectively, which will be available for recoupment in the event of future net losses. The Company did not incur income taxes during 2008 which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2010 and 2009 is $1,744 and $1,739 respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,744. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the years ending December 31, 2010, 2009 and 2008 is $77, $77 and $75, respectively. The total interest payable balance as of December 31, 2010 and 2009 is $230 and $152 respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for the years 2007 and 2008.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2010, 2009 and 2008, premiums for participating life insurance policies were $2, $(2) and $(12), respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company did not pay any dividends to policyholders during 2010. The Company paid dividends in the amount of $17 and $3 to policyholders during 2009 and 2008, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2010		2009
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,004,645	5%	$1,021,245	6%
At book value less surrender charge of 5% or more	2,347,514	11	2,441,256	13
At fair value	6,088,388	30	4,911,137	27

Total with adjustment or at fair value	9,440,547	46	8,373,638	46
At book value without adjustment (minimal or no charge or adjustment)	2,691,607	13	2,814,329	16
Not subject to discretionary withdrawal provision	8,556,902	41	6,865,711	38

Total annuity reserves and deposit liabilities	20,689,056	100%	18,053,678	100%

Less reinsurance ceded	1,689		2,201

Net annuity reserves and deposit liabilities	$20,687,367		$18,051,477

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2010 and 2009 is as follows:

	Nonindexed Guaranteed Less Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$2,664,188	$1,453,005	$4,117,193

Reserves at December 31, 2010 for separate accounts with assets at:
Fair value	$2,050,715	$5,501,299	$7,552,014
Amortized cost	6,343,146	—	6,343,146

Total	$8,393,861	$5,501,299	$13,895,160

Reserves for separate accounts by withdrawal characteristics at December 31, 2010:
Subject to discretionary withdrawal:
With fair value adjustment	$131,701	$—	$131,701
At book value without fair value adjustment and with current surrender charge of 5% or more	52,218	—	52,218
At fair value	643,553	5,501,299	6,144,852
At book value without fair value adjustment and with current surrender charge of less than 5%	72,502	—	72,502

Subtotal	899,974	5,501,299	6,401,273
Not subject to discretionary withdrawal	7,493,887	—	7,493,887

Total separate account reserves at December 31, 2010	$8,393,861	$5,501,299	$13,895,160

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$1,747,886	$1,014,078	$2,761,964

Reserves at December 31, 2009 for separate accounts with assets at:
Fair value	$1,971,913	$4,319,558	$6,291,471
Amortized cost	4,699,988	—	4,699,988

Total	$6,671,901	$4,319,558	$10,991,459

Reserves for separate accounts by withdrawal characteristics at December 31, 2009:
Subject to discretionary withdrawal:
With fair value adjustment	$148,997	$—	$148,997
At book value without fair value adjustment and with current surrender charge of 5% or more	55,993	—	55,993
At fair value	634,536	4,319,558	4,954,094
At book value without fair value adjustment and with current surrender charge of less than 5%	76,813	—	76,813

Subtotal	916,339	4,319,558	5,235,897
Not subject to discretionary withdrawal	5,755,562	—	5,755,562

Total separate account reserves at December 31, 2009	$6,671,901	$4,319,558	$10,991,459

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2010	2009	2008
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,117,231	$2,762,019	$2,674,931
Transfers from separate accounts	(2,024,827)	(1,394,549)	(1,797,526)

Net transfers to separate accounts	2,092,404	1,367,470	877,405
Miscellaneous reconciling adjustments	(14,708)	(36)	(189)

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$2,077,696	$1,367,434	$877,216

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2010 and 2009, the Company’s separate account statement included legally insulated assets of $14,267,158 and $11,234,250, respectively. The assets legally insulated from general account claims at December 31, 2010 are attributed to the following products:

Product	Legally Insulated Assets
Variable life	$74,672
Variable annuities	3,778,161
Market value separate accounts	1,689,675
Par annuities	2,050,715
Book value separate accounts	6,673,935

Total separate account assets	$14,267,158

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $41,889. To compensate the general account for the risk taken, the separate account paid risk charges of $2,394 to the general account in 2010. As of December 31, 2010, the general account of the Company had paid $1,006 toward separate account guarantees.

The Company reported guaranteed separate account assets at amortized cost in the amount of $6,673,935 based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $6,823,370 at December 31, 2010, which would have resulted in an unrealized gain of $149,435 had these assets been reported at fair value.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account. See Note 9 for a discussion of securities lending policies and procedures. At December 31, 2010, securities with a book value of $39,189 were on loan under securities lending agreements, which represents less than one percent of total separate account assets. The Company does not obtain approval or otherwise provide notification to contract holders regarding securities lending transactions that occur with separate account assets. However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities. At December 31, 2010, the Company held collateral from securities lending transactions in the form of cash and on open terms in the amount of $39,990. This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported a decrease in reserves and an increase in net income of $41,643 at December 31, 2009, related to the adoption of AG 43 and changes in underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

At December 31, 2010 and 2009, the Company had variable annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2010
Guaranteed Minimum Withdrawal Benefit	$5,973,783	$70,491	$—
Guaranteed Minimum Death Benefit	1,430,212	4,356	1,689
December 31, 2009
Guaranteed Minimum Withdrawal Benefit	$6,613,296	$115,998	$—
Guaranteed Minimum Death Benefit	1,381,282	6,573	2,201

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2010 and 2009, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2010
Life and annuity:
Ordinary first-year business	$674	$437	$237
Ordinary renewal business	134,460	1,491	132,969
Group life business	618	133	485
Credit life	262	—	262
Reinsurance ceded	(67,303)	—	(67,303)

Total life and annuity	68,711	2,061	66,650
Accident and health	3,430	—	3,430

	$72,141	$2,061	$70,080

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2009
Life and annuity:
Ordinary first-year business	$412	$249	$163
Ordinary renewal business	138,776	1,515	137,261
Group life business	620	167	453
Credit life	296	—	296
Reinsurance ceded	(67,480)	—	(67,480)

Total life and annuity	72,624	1,931	70,693
Accident and health	3,143	—	3,143

	$75,767	$1,931	$73,836

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2010 and 2009, the Company had insurance in force aggregating $151,035,580 and $148,747,352, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $116,132 and $61,291 to cover these deficiencies at December 31, 2010 and 2009, respectively.

8. Capital and Surplus

At December 31, 2010 and 2009, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. AEGON owns 38,609 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2010 was $430. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Capital and Surplus (continued)

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of $79,217 without the prior approval of insurance regulatory authorities in 2011.

On December 23, 2010, the Company paid a common stock dividend of $200,000 to its parent companies, AEGON and TLIC. Of this amount, $90,913 was considered an ordinary cash dividend and $109,087 was considered an extraordinary dividend. AEGON received $174,800 and TLIC received $25,200. The Company did not pay any dividends in 2009. On May 2, 2008, the Company paid a common stock dividend of $300,000 to its parent companies, AEGON and Transamerica Occidental Life Insurance Company (TOLIC). TOLIC was subsequently merged into TLIC. AEGON received $262,200 and TOLIC received $37,800.

The Company received capital contributions of $218,500 and $31,500 from its parent companies, AEGON and TLIC, respectively, on December 30, 2008. No capital contributions were received in 2010 or 2009.

On May 2, 2008, the Company received $150,000 from AEGON in exchange for surplus notes. The Company received approval from the Superintendent of Insurance of the New York Department of Insurance prior to the issuance of the surplus notes, as well as the December 31, 2010, 2009 and 2008 interest payments. These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the surplus notes at December 31, 2010 and 2009 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2010	$150,000	$9,375	$25,000	$—
2009	150,000	9,375	15,625	—

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Capital and Surplus (continued)

The Company held special surplus funds in the amount of $4,581 and $3,753, as of December 31, 2010 and 2009, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, the Company meets the minimum RBC requirements.

9. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2010 and 2009, respectively, securities in the amount of $463,936 and $242,764 were on loan under securities lending agreements. At December 31, 2010 and 2009, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $475,923 and $247,770 at December 31, 2010 and 2009, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

9. Securities Lending (continued)

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$476,962
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	476,962
Securities received	—

Total collateral received	$476,962

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$75,741	$75,741
30 days or less	232,097	232,097
31 to 60 days	93,978	93,977
61 to 90 days	28,570	28,570
91 to 120 days	498	472
121 to 180 days	17,633	17,626
181 to 365 days	7,566	7,341
1 to 2 years	8,259	7,938
2-3 years	—	—
Greater than 3 years	12,509	12,161

Total	476,851	475,923
Securities received	—	—

Total collateral reinvested	$476,851	$475,923

The Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $476,925 (fair value of $475,923) that are currently tradable securities that could be sold and used to pay for the $476,962 in collateral calls that could come due under a worst-case scenario.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for the years ended December 31, 2010, 2009 and 2008 was $8, $8 and $7, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense for the years ended December 31, 2010, 2009 and 2008 was $6, $5 and $5 respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2010, 2009 and 2008 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

10. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for the years ended December 31, 2010, 2009 and 2008.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the AEGON as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2010, 2009 and 2008, the Company paid $22,860, $22,645 and $24,960, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $1,112, $696 and $682 for these services during 2010, 2009 and 2008, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $3,395, $4,768 and $6,351 for the years ended December 31, 2010, 2009, and 2008, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

11. Related Party Transactions (continued)

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2010, 2009 and 2008, the Company paid (received) net interest of $(14), $(58) and $1, respectively, to (from) affiliates. At December 31, 2010 and 2009, the Company reported a net amount of $4,281 due to and $42,460 due from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2010 and 2009, the Company had short-term intercompany notes receivable of $30,400 and $105,600 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments. All of the short-term intercompany notes outstanding at December 31, 2009 were repaid prior to their due date.

Receivable from	Amount	Due By	Interest Rate
December 31, 2010
AEGON	$30,400	September 15, 2011	0.28%
December 31, 2009
Investors Warranty of America, Inc.	$30,100	June 29, 2010	0.30%
AEGON	30,100	September 15, 2010	0.25%
AEGON	30,000	September 29, 2010	0.25%
AEGON	15,400	November 25, 2010	0.22%

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

12.	Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and Income Annuities	C,B,P,U	$21,285
Vision Financial Corp. 17 Church Street P.O. Box 506 Keene, NH 03431-0506	02-0430860	No	Universal Life	Full service w/o claims	$1,766
League Insurance Agency/CUNA Mutual Group 14 Business Park Branford, CT 06405	06-0898852	No	Long-term Care	P	$33

C-	Claims Payment
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

For years ended December 31, 2010, 2009 and 2008, the Company had $21,285, $24,816 and $33,074, respectively, of direct premiums written by The Vanguard Group, Inc. For the years ended December 31, 2010, 2009 and 2008, the Company had $1,766, $6,638 and $6,707, respectively, of direct premiums written by Vision Financial Corp. For the years ended December 31, 2009 and 2008, the Company had $8,775 and $9,955, respectively, of direct premiums written by Benefit Marketing Systems, Inc. The Company had no direct premiums written by Benefit Marketing Systems, Inc. for the year ended December 31, 2010. For the years ended December 31, 2010, 2009 and 2008, the Company had $33, $39 and $36, respectively, of direct premiums written by League Insurance Agency.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13.	Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $179,759 and $181,013 as of December 31, 2010 and 2009, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium, which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $1,000 at December 31, 2010 and 2009.

The Company has contingent commitments of $16,734 and $19,381, at December 31, 2010 and 2009, respectively, for joint ventures, partnerships and limited liability companies. There were no LIHTC commitments as of December 31, 2010 or 2009.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2010 and 2009, the Company has pledged invested assets with a carrying value of $41,357 and $40,628, respectively, and fair value of $42,175 and $38,059, respectively, in conjunction with these transactions. Also, in conjunction with the derivative transactions, cash in the amount of $37,127 and securities in the amount of $6,798 were posted to the Company as of December 31, 2009, which were not included in the financials of the Company.

As mentioned in Note 1, amendments to SSAP No. 91R during 2010 resulted in the cash collateral received from derivative counterparties being recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2010 was $35,073. In addition, securities in the amount of $12,315 were posted to the Company as of December 31, 2010, which were not included in the financials of the Company. In accordance with amended SSAP No. 91R, noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13.	Commitments and Contingencies (continued)

There were no securities being acquired on a “to be announced” (TBA) basis at December 31, 2010 or 2009.

There were no private placement commitments outstanding as of December 31, 2010. Private placement commitments outstanding as of December 31, 2009 were $10,000.

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $24,798 and $783 with no offsetting premium tax benefit, at December 31, 2010 and 2009, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $16,000 at December 31, 2010. The Company had no offsetting premium tax benefit at December 31, 2009. The guaranty fund expense was $8,079, $(42) and $66 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company did not participate in repurchase or dollar repurchase agreements at December 31, 2010 or 2009.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

14.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2010 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 3	0	$—	$—	$—
NAIC 4	1	901	1,054	173
NAIC 5	1	97	116	25
NAIC 6	2	1,039	1,083	8

15.	Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on both the mark to market income on a derivative and the associated statutory and tax reserves related to the Company’s variable annuities as of December 31, 2008. This item was adjusted for in the 2008 financial statements, as discussed further below, and was corrected through federal income tax expense in the 2009 Annual Statement. The following is a reconciliation of amounts previously reported to the Department of Insurance of the State of New York in the 2009 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2009
Statement of Operations:
Statutory net income as reported in the Company’s Annual Statement of Operations:	$274,899
Increase federal income tax benefit	50,479

Total statutory net income per financial statements	$325,378

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

15.	Reconciliation to Statutory Statement (continued)

The following is a reconciliation of amounts previously reported to the Department of Insurance of the State of New York in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31,
2008
Balance Sheet:
Capital and surplus as reported in the company’s Annual Statement	$806,474
Reduce federal income tax benefit	(50,479)
Increase admissible deferred income tax asset	5,089

Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$761,084

Statement of Operations:
Statutory net loss as reported in the Company’s Annual Statement of Operations:	$(296,851)
Reduce federal income tax benefit	(50,479)

Total statutory net loss per financial statements	$(347,330)

There were no reconciling items between amounts reported to the Department of Insurance of the State of New York in the 2010 Annual Statement and those reported in the accompanying statutory-basis financial statements for 2010.

16.	Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 11, 2011, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). As of April 11, 2011, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2010.

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2010

SCHEDULE I

			Amount at
			Which Shown
		Market	in the
Type of Investment	Cost (1)	Value	Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$486,302	$479,475	$486,302
States, municipalities and political subdivisions	96,784	98,945	96,784
Foreign governments	141,734	143,027	141,734
Hybrid securities	152,074	143,912	152,074
All other corporate bonds	7,187,171	7,446,353	7,187,171
Preferred stocks	1,610	2,247	1,610

Total fixed maturities	8,065,675	8,313,959	8,065,675
Equity securities
Common stocks:
Industrial, miscellaneous and all other	3,041	7,046	7,046

Total common stocks	3,041	7,046	7,046
Mortgage loans on real estate	745,073		745,073
Policy loans	62,379		62,379
Other long-term investments	75,042		75,042
Cash, cash equivalents and short-term investments	107,949		107,949
Securities lending reinvested collateral assets	476,851		476,851
Derivatives	—		—

Total investments	$9,536,010		$9,540,015

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2010
Individual life	$1,129,418	$—	$61,723	$380,711	$71,555	$413,196	$125,913
Individual health	29,445	6,118	11,591	43,410	2,616	31,177	19,128
Group life and health	115,632	1,779	14,004	56,396	7,621	36,810	10,680
Annuity	6,715,284	—	377	4,664,761	424,335	2,836,088	2,215,836

	$7,989,779	$7,897	$87,695	$5,145,278	$506,127	$3,317,271	$2,371,557

Year ended December 31, 2009
Individual life	$1,052,077	$—	$69,075	$371,689	$67,185	$338,255	$127,354
Individual health	21,812	7,057	9,701	35,931	2,351	19,149	12,099
Group life and health	109,798	1,865	6,648	49,459	6,777	35,255	11,910
Annuity	6,934,802	—	616	3,871,445	429,271	2,376,721	1,514,974

	$8,118,489	$8,922	$86,040	$4,328,524	$505,584	$2,769,380	$1,666,337

Year ended December 31, 2008
Individual life	$997,862	$—	$76,459	$366,364	$63,465	$346,643	$125,394
Individual health	20,332	8,751	10,311	33,458	2,345	20,831	14,978
Group life and health	98,158	1,964	6,368	36,309	4,079	100,428	8,847
Annuity	6,867,636	—	558	4,161,192	395,328	3,983,637	1,037,262

	$7,983,988	$10,715	$93,696	$4,597,323	$465,217	$4,451,539	$1,186,481

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2010
Life insurance in force	$16,809,256	$192,917,364	$259,292,608	$83,184,500	312%

Premiums:
Individual life	$158,536	$409,081	$631,257	$380,712	166%
Individual health	40,593	746	3,563	43,410	8%
Group life and health	43,509	560	13,446	56,395	24%
Annuity	4,652,270	232	12,723	4,664,761	0%

	$4,894,908	$410,619	$660,989	$5,145,278	13%

Year ended December 31, 2009
Life insurance in force	$14,300,336	$198,447,986	$282,803,169	$98,655,519	287%

Premiums:
Individual life	$112,794	$396,792	$655,687	$371,689	176%
Individual health	37,442	552	(959)	35,931	-3%
Group life and health	44,044	431	5,846	49,459	12%
Annuity	3,858,636	208	13,017	3,871,445	0%

	$4,052,916	$397,983	$673,591	$4,328,524	16%

Year ended December 31, 2008
Life insurance in force	$12,267,406	$194,169,113	$284,149,798	$102,248,091	278%

Premiums:
Individual life	$108,629	$373,442	$631,177	$366,364	172%
Individual health	32,624	124	958	33,458	3%
Group life and health	32,666	48	3,691	36,309	10%
Annuity	4,142,719	290	18,763	4,161,192	0%

	$4,316,638	$373,904	$654,589	$4,597,323	14%

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Year Ended December 31, 2010

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Financial Statements

Year Ended December 31, 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of TFLIC Separate Account VNY

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Financial Life Insurance Company Separate Account VNY (the Separate Account) (comprised of the Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica JPMorgan Enhanced Index VP, Transamerica MFS International Equity VP, Transamerica PIMCO Total Return VP, Transamerica T. Rowe Price Small Cap VP, Transamerica WMC Diversified Growth VP, Transamerica Growth Opportunities VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica Small/Mid Cap Value VP, Transamerica Balanced VP, Transamerica Diversified Equity VP, Transamerica Morgan Stanley Active International Allocation VP, Transamerica Morgan Stanley Mid-Cap Growth VP, Transamerica Efficient Markets VP, Transamerica BlackRock Large Cap Value VP, Credit Suisse U.S. Equity Flex I, Credit Suisse – International Equity Flex III, VA Global Bond, VA International Small, VA International Value, VA U.S. Large Value, VA Short-Term Fixed, VA U.S. Targeted Value, Federated Capital Appreciation Fund II, Federated Capital Income Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II, Federated Prime Money Fund II, NVIT Developing Markets Fund, Columbia Small Company Growth, WFAVT Small Cap Value, Vanguard – Equity Index, Vanguard – International, Vanguard – Mid-Cap Index, Vanguard – REIT Index, Vanguard – Short-Term Investment Grade, Vanguard – Total Bond Market Index, Fidelity VIP Contrafund®, Fidelity VIP Mid Cap, Fidelity VIP Value Strategies, Wanger USA, and Wanger International subaccounts) at December 31, 2010, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VNY at December 31, 2010, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 27, 2011

1

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Assets
Investment in securities:
Number of shares	96,826.394	16,375.587	65,133.484	26,603.574

Cost	$945,337	$168,977	$596,172	$289,039

Investments in mutual funds, Level 1 quoted price at net asset value	$996,344	$142,468	$680,645	$281,466
Receivable for units sold	6	—	—	1

Total assets	996,350	142,468	680,645	281,467

Liabilities
Payable for units redeemed	—	—	2	—

	$996,350	$142,468	$680,643	$281,467

Net Assets:
Deferred annuity contracts terminable by owners	$996,350	$142,468	$680,643	$281,467

Total Net Assets	$996,350	$142,468	$680,643	$281,467

Accumulation units outstanding:
M&E - 0.55%	—	—	131,080	—

M&E - 0.60%	766,940	136,741	375,911	252,832

M&E - 0.75%	72,590	—	74,611	—

Accumulation unit value:
M&E - 0.55%	$1.190439	$1.044454	$1.173601	$1.115970

M&E - 0.60%	$1.187542	$1.041885	$1.170742	$1.113257

M&E - 0.75%	$1.178898	$1.034304	$1.162182	$1.105111

See accompanying notes.

2

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Assets
Investment in securities:
Number of shares	2,109.075	2,818.819	1,534.105	29,610.421

Cost	$24,740	$41,961	$12,070	$331,757

Investments in mutual funds, Level 1 quoted price at net asset value	$23,833	$33,149	$10,754	$342,889
Receivable for units sold	—	1	1	5

Total assets	23,833	33,150	10,755	342,894

Liabilities
Payable for units redeemed	—	—	—	—

	$23,833	$33,150	$10,755	$342,894

Net Assets:
Deferred annuity contracts terminable by owners	$23,833	$33,150	$10,755	$342,894

Total Net Assets	$23,833	$33,150	$10,755	$342,894

Accumulation units outstanding:
M&E - 0.55%	5,731	30,676	5,026	176,675

M&E - 0.60%	16,544	—	4,218	48,313

M&E - 0.75%	—	—	—	31,808

Accumulation unit value:
M&E - 0.55%	$1.071911	$1.080644	$1.164642	$1.337499

M&E - 0.60%	$1.069293	$1.078017	$1.161804	$1.334243

M&E - 0.75%	$1.061491	$1.070145	$1.153337	$1.324500

See accompanying notes.

3

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica WMC Diversified Growth VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Index 50 VP Subaccount
Assets
Investment in securities:
Number of shares	2,400.361	1,640.562	—	15,101.508

Cost	$15,083	$25,772	$—	$151,999

Investments in mutual funds, Level 1 quoted price at net asset value	$22,683	$36,847	$—	$157,962
Receivable for units sold	1	1	—	—

Total assets	22,684	36,848	—	157,962

Liabilities
Payable for units redeemed	—	—	—	—

	$22,684	$36,848	$—	$157,962

Net Assets:
Deferred annuity contracts terminable by owners	$22,684	$36,848	$—	$157,962

Total Net Assets	$22,684	$36,848	$—	$157,962

Accumulation units outstanding:
M&E - 0.55%	18,645	2,421	—	149,449

M&E - 0.60%	—	35,444	—	—

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.216589	$0.975348	$1.336481	$1.056959

M&E - 0.60%	$1.213747	$0.972990	$1.333219	$1.055539

M&E - 0.75%	$1.205352	$0.965863	$1.323497	$1.051370

See accompanying notes.

4

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Index 75 VP Subaccount	Transamerica Small/ Mid Cap Value VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Diversified Equity VP Subaccount
Assets
Investment in securities:
Number of shares	—	—	1,087.129	—

Cost	$—	$—	$12,016	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$—	$—	$13,785	$—
Receivable for units sold	—	—	—	—

Total assets	—	—	13,785	—

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$—	$13,785	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$13,785	$—

Total Net Assets	$—	$—	$13,785	$—

Accumulation units outstanding:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	12,130	—

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.008092	$1.091360	$1.136839	$1.082865

M&E - 0.60%	$1.006742	$1.089922	$1.136452	$1.080212

M&E - 0.75%	$1.002759	$1.085601	$1.135313	$1.072335

See accompanying notes.

5

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Morgan Stanley Active International Allocation VP Subaccount	Transamerica Morgan Stanley Mid- Cap Growth VP Subaccount	Transamerica Efficient Markets VP Subaccount	Transamerica Black Rock Large Cap Value VP Subaccount
Assets
Investment in securities:
Number of shares	1,110.617	—	—	7,199.664

Cost	$10,409	$—	$—	$87,479

Investments in mutual funds, Level 1 quoted price at net asset value	$12,739	$—	$—	$98,275
Receivable for units sold	—	—	—	—

Total assets	12,739	—	—	98,275

Liabilities
Payable for units redeemed	—	—	—	—

	$12,739	$—	$—	$98,275

Net Assets:
Deferred annuity contracts terminable by owners	$12,739	$—	$—	$98,275

Total Net Assets	$12,739	$—	$—	$98,275

Accumulation units outstanding:
M&E - 0.55%	11,645	—	—	47,057

M&E - 0.60%	—	—	—	—

M&E - 0.75%	—	—	—	42,206

Accumulation unit value:
M&E - 0.55%	$1.093963	$1.426031	$1.367059	$1.102115

M&E - 0.60%	$1.091267	$1.422539	$1.365590	$1.101489

M&E - 0.75%	$1.083329	$1.412163	$1.361255	$1.099686

See accompanying notes.

6

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2010

	Credit Suisse U.S. Equity Flex I Subaccount	Credit Suisse- International Equity Flex III Subaccount	VA Global Bond Subaccount	VA International Small Subaccount
Assets
Investment in securities:
Number of shares	804.194	9,479.092	104,035.716	26,594.493

Cost	$12,376	$55,021	$1,157,375	$263,852

Investments in mutual funds, Level 1 quoted price at net asset value	$11,460	$62,278	$1,117,344	$299,986
Receivable for units sold	—	—	—	9

Total assets	11,460	62,278	1,117,344	299,995

Liabilities
Payable for units redeemed	—	—	2	—

	$11,460	$62,278	$1,117,342	$299,995

Net Assets:
Deferred annuity contracts terminable by owners	$11,460	$62,278	$1,117,342	$299,995

Total Net Assets	$11,460	$62,278	$1,117,342	$299,995

Accumulation units outstanding:
M&E - 0.55%	8,717	44,531	788,934	197,380

M&E - 0.60%	4,579	10,717	81,904	51,353

M&E - 0.75%	—	—	38,251	—

Accumulation unit value:
M&E - 0.55%	$0.862697	$1.127363	$1.229848	$1.206695

M&E - 0.60%	$0.860580	$1.126769	$1.226869	$1.203773

M&E - 0.75%	$0.854282	$1.125004	$1.217918	$1.195000

See accompanying notes.

7

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2010

	VA International Value Subaccount	VA U.S. Large Value Subaccount	VA Short-Term Fixed Subaccount	VA U.S. Targeted Value Subaccount
Assets
Investment in securities:
Number of shares	50,865.710	53,330.304	41,972.647	42,199.657

Cost	$542,989	$661,556	$429,953	$391,568

Investments in mutual funds, Level 1 quoted price at net asset value	$625,140	$805,288	$428,121	$492,048
Receivable for units sold	—	—	5	—

Total assets	625,140	805,288	428,126	492,048

Liabilities
Payable for units redeemed	1	1	—	3

	$625,139	$805,287	$428,126	$492,045

Net Assets:
Deferred annuity contracts terminable by owners	$625,139	$805,287	$428,126	$492,045

Total Net Assets	$625,139	$805,287	$428,126	$492,045

Accumulation units outstanding:
M&E - 0.55%	398,611	542,206	260,170	303,827

M&E - 0.60%	137,142	242,503	38,705	175,866

M&E - 0.75%	20,845	1,721	77,073	30,127

Accumulation unit value:
M&E - 0.55%	$1.124216	$1.024770	$1.141380	$0.966495

M&E - 0.60%	$1.121514	$1.022273	$1.138443	$0.964155

M&E - 0.75%	$1.113296	$1.014817	$1.130235	$0.957108

See accompanying notes.

8

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2010

	Federated Capital Appreciation Fund II Subaccount	Federated Capital Income Fund II Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Federated High Income Bond Fund II Subaccount
Assets
Investment in securities:
Number of shares	1,138.855	177.026	16,005.524	17,887.465

Cost	$6,697	$1,482	$181,869	$101,386

Investments in mutual funds, Level 1 quoted price at net asset value	$7,289	$1,620	$184,064	$125,749
Receivable for units sold	—	2	—	4

Total assets	7,289	1,622	184,064	125,753

Liabilities
Payable for units redeemed	—	—	4	—

	$7,289	$1,622	$184,060	$125,753

Net Assets:
Deferred annuity contracts terminable by owners	$7,289	$1,622	$184,060	$125,753

Total Net Assets	$7,289	$1,622	$184,060	$125,753

Accumulation units outstanding:
M&E - 0.55%	—	1,234	20,213	6,545

M&E - 0.60%	6,717	—	34,301	23,882

M&E - 0.75%	—	—	94,419	58,063

Accumulation unit value:
M&E - 0.55%	$1.085469	$1.314207	$1.244202	$1.431192

M&E - 0.60%	$1.085037	$1.310968	$1.241189	$1.427653

M&E - 0.75%	$1.083721	$1.301414	$1.232136	$1.417251

See accompanying notes.

9

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2010

	Federated Prime Money Fund II Subaccount	NVIT Developing Markets Fund Subaccount	Columbia Small Company Growth Subaccount	WFAVT Small Cap Value Subaccount
Assets
Investment in securities:
Number of shares	132,615.420	5,730.409	446.967	—

Cost	$132,615	$28,571	$3,515	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$132,615	$39,998	$5,480	$—
Receivable for units sold	6	—	—	—

Total assets	132,621	39,998	5,480	—

Liabilities
Payable for units redeemed	—	1	1	—

	$132,621	$39,997	$5,479	$—

Net Assets:
Deferred annuity contracts terminable by owners	$132,621	$39,997	$5,479	$—

Total Net Assets	$132,621	$39,997	$5,479	$—

Accumulation units outstanding:
M&E - 0.55%	118,243	27,643	—	—

M&E - 0.60%	2,941	2,465	5,071	—

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.094439	$1.328698	$1.083072	$1.066573

M&E - 0.60%	$1.091757	$1.325435	$1.080448	$1.063969

M&E - 0.75%	$1.083890	$1.315782	$1.072543	$1.056229

See accompanying notes.

10

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2010

	Vanguard-Equity Index Subaccount	Vanguard- International Subaccount	Vanguard-Mid-Cap Index Subaccount	Vanguard-REIT Index Subaccount
Assets
Investment in securities:
Number of shares	17,876.183	44.484	3,002.336	6,859.157

Cost	$314,938	$654	$35,732	$47,607

Investments in mutual funds, Level 1 quoted price at net asset value	$420,269	$814	$44,825	$70,992
Receivable for units sold	1	—	4	1

Total assets	420,270	814	44,829	70,993

Liabilities
Payable for units redeemed	—	1	—	—

	$420,270	$813	$44,829	$70,993

Net Assets:
Deferred annuity contracts terminable by owners	$420,270	$813	$44,829	$70,993

Total Net Assets	$420,270	$813	$44,829	$70,993

Accumulation units outstanding:
M&E - 0.55%	152,730	839	15,546	23,875

M&E - 0.60%	176,455	—	23,447	43,081

M&E - 0.75%	65,778	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.066975	$0.968367	$1.151335	$1.061960

M&E - 0.60%	$1.064343	$0.966612	$1.148530	$1.059362

M&E - 0.75%	$1.056604	$0.961321	$1.140160	$1.051631

See accompanying notes.

11

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2010

	Vanguard-Short- Term Investment Grade Subaccount	Vanguard-Total Bond Market Index Subaccount	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	29,824.484	45,011.868	6,450.298	453.063

Cost	$310,470	$529,795	$121,172	$9,948

Investments in mutual funds, Level 1 quoted price at net asset value	$327,175	$542,843	$154,033	$14,811
Receivable for units sold	—	—	3	1

Total assets	327,175	542,843	154,036	14,812

Liabilities
Payable for units redeemed	2	4	—	—

	$327,173	$542,839	$154,036	$14,812

Net Assets:
Deferred annuity contracts terminable by owners	$327,173	$542,839	$154,036	$14,812

Total Net Assets	$327,173	$542,839	$154,036	$14,812

Accumulation units outstanding:
M&E - 0.55%	143,514	357,683	101,493	11,503

M&E - 0.60%	117,706	61,524	2,553	—

M&E - 0.75%	1,048	1,495	37,566	—

Accumulation unit value:
M&E - 0.55%	$1.248884	$1.290819	$1.090458	$1.287708

M&E - 0.60%	$1.245851	$1.287698	$1.087948	$1.284538

M&E - 0.75%	$1.236742	$1.278320	$1.080398	$1.275200

See accompanying notes.

12

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Assets and Liabilities

December 31, 2010

	Fidelity VIP Value Strategies Subaccount	Wanger USA Subaccount	Wanger International Subaccount
Assets
Investment in securities:
Number of shares	—	1,481.578	494.291

Cost	$—	$42,431	$12,432

Investments in mutual funds, Level 1 quoted price at net asset value	$—	$50,166	$17,874
Receivable for units sold	—	—	—

Total assets	—	50,166	17,874

Liabilities
Payable for units redeemed	—	—	1

	$—	$50,166	$17,873

Net Assets:
Deferred annuity contracts terminable by owners	$—	$50,166	$17,873

Total Net Assets	$—	$50,166	$17,873

Accumulation units outstanding:
M&E - 0.55%	—	23,151	12,338

M&E - 0.60%	—	21,743	—

M&E - 0.75%	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.114364	$1.118728	$1.448656

M&E - 0.60%	$1.111636	$1.116033	$1.445124

M&E - 0.75%	$1.103535	$1.107878	$1.434574

See accompanying notes.

13

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$22,668	$1,402	$14,826	$5,735
Expenses
Administrative, mortality and expense risk charge	4,372	778	3,268	1,638

Net investment income (loss)	18,296	624	11,558	4,097
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,946	—	—	—
Proceeds from sales	94,806	16,848	4,143	126,886
Cost of investments sold	96,502	27,746	3,260	178,493

Net realized capital gains (losses) on investments	250	(10,898)	883	(51,607)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	13,432	(54,273)	44,634	(82,361)
End of period	51,007	(26,509)	84,473	(7,573)

Net change in unrealized appreciation/depreciation of investments	37,575	27,764	39,839	74,788

Net realized and unrealized capital gains (losses) on investments	37,825	16,866	40,722	23,181

Increase (decrease) in net assets from operations	$56,121	$17,490	$52,280	$27,278

See accompanying notes.

14

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Net investment income (loss)
Income:
Dividends	$1,390	$396	$139	$15,170
Expenses
Administrative, mortality and expense risk charge	129	163	56	2,379

Net investment income (loss)	1,261	233	83	12,791
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	519
Proceeds from sales	2,877	163	670	129,594
Cost of investments sold	6,083	245	1,158	127,750

Net realized capital gains (losses) on investments	(3,206)	(82)	(488)	2,363
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(5,994)	(12,872)	(2,739)	(265)
End of period	(907)	(8,812)	(1,316)	11,132

Net change in unrealized appreciation/depreciation of investments	5,087	4,060	1,423	11,397

Net realized and unrealized capital gains (losses) on investments	1,881	3,978	935	13,760

Increase (decrease) in net assets from operations	$3,142	$4,211	$1,018	$26,551

See accompanying notes.

15

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica WMC Diversified Growth VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Index 50 VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$194	$—	$—
Expenses
Administrative, mortality and expense risk charge	112	214	7	197

Net investment income (loss)	(112)	(20)	(7)	(197)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	5,918	4,947	9,352	186
Cost of investments sold	4,397	3,563	8,129	182

Net realized capital gains (losses) on investments	1,521	1,384	1,223	4
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,002	6,388	1,545	—
End of period	7,600	11,075	—	5,963

Net change in unrealized appreciation/depreciation of investments	4,598	4,687	(1,545)	5,963

Net realized and unrealized capital gains (losses) on investments	6,119	6,071	(322)	5,967

Increase (decrease) in net assets from operations	$6,007	$6,051	$(329)	$5,770

See accompanying notes.

16

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Index 75 VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Balanced VP Subaccount(1)	Transamerica Diversified Equity VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$63	$—
Expenses
Administrative, mortality and expense risk charge	—	—	51	—

Net investment income (loss)	—	—	12	—
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	—	905	—
Cost of investments sold	—	—	832	—

Net realized capital gains (losses) on investments	—	—	73	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	1,769	—

Net change in unrealized appreciation/depreciation of investments	—	—	1,769	—

Net realized and unrealized capital gains (losses) on investments	—	—	1,842	—

Increase (decrease) in net assets from operations	$—	$—	$1,854	$—

See accompanying notes.

17

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Morgan Stanley Active International Allocation VP Subaccount	Transamerica Morgan Stanley Mid- Cap Growth VP Subaccount	Transamerica Efficient Markets VP Subaccount	Transamerica Black Rock Large Cap Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$244	$—	$—	$662
Expenses
Administrative, mortality and expense risk charge	67	—	—	590

Net investment income (loss)	177	—	—	72
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	3,782	—	—	13,131
Cost of investments sold	3,026	—	—	12,476

Net realized capital gains (losses) on investments	756	—	—	655
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,001	—	—	2,028
End of period	2,330	—	—	10,796

Net change in unrealized appreciation/depreciation of investments	329	—	—	8,768

Net realized and unrealized capital gains (losses) on investments	1,085	—	—	9,423

Increase (decrease) in net assets from operations	$1,262	$—	$—	$9,495

See accompanying notes.

18

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Credit Suisse U.S. Equity Flex I Subaccount	Credit Suisse- International Equity Flex III Subaccount	VA Global Bond Subaccount	VA International Small Subaccount
Net investment income (loss)
Income:
Dividends	$18	$59	$47,699	$5,675
Expenses
Administrative, mortality and expense risk charge	65	330	5,230	1,447

Net investment income (loss)	(47)	(271)	42,469	4,228
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	32,970	—
Proceeds from sales	1,601	4,723	85,277	34,170
Cost of investments sold	1,912	4,267	81,391	54,181

Net realized capital gains (losses) on investments	(311)	456	36,856	(20,011)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,835)	603	(949)	(39,175)
End of period	(916)	7,257	(40,031)	36,134

Net change in unrealized appreciation/depreciation of investments	1,919	6,654	(39,082)	75,309

Net realized and unrealized capital gains (losses) on investments	1,608	7,110	(2,226)	55,298

Increase (decrease) in net assets from operations	$1,561	$6,839	$40,243	$59,526

See accompanying notes.

19

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	VA International Value Subaccount	VA U.S. Large Value Subaccount	VA Short-Term Fixed Subaccount	VA U.S. Targeted Value Subaccount
Net investment income (loss)
Income:
Dividends	$12,336	$12,889	$2,310	$2,960
Expenses
Administrative, mortality and expense risk charge	3,383	4,319	2,031	2,657

Net investment income (loss)	8,953	8,570	279	303
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	1,939	—
Proceeds from sales	149,980	256,836	243,470	110,039
Cost of investments sold	274,972	352,738	244,768	168,808

Net realized capital gains (losses) on investments	(124,992)	(95,902)	641	(58,769)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(91,116)	(91,296)	(2,103)	(75,469)
End of period	82,151	143,732	(1,832)	100,480

Net change in unrealized appreciation/depreciation of investments	173,267	235,028	271	175,949

Net realized and unrealized capital gains (losses) on investments	48,275	139,126	912	117,180

Increase (decrease) in net assets from operations	$57,228	$147,696	$1,191	$117,483

See accompanying notes.

20

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Federated Capital Appreciation Fund II Subaccount(1)	Federated Capital Income Fund II Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Federated High Income Bond Fund II Subaccount
Net investment income (loss)
Income:
Dividends	$—	$4,828	$8,055	$11,219
Expenses
Administrative, mortality and expense risk charge	43	512	1,249	921

Net investment income (loss)	(43)	4,316	6,806	10,298
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,559	90,116	25,439	56,528
Cost of investments sold	2,355	92,007	24,916	44,793

Net realized capital gains (losses) on investments	204	(1,891)	523	11,735
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(3,931)	1,636	28,920
End of period	592	138	2,195	24,363

Net change in unrealized appreciation/depreciation of investments	592	4,069	559	(4,557)

Net realized and unrealized capital gains (losses) on investments	796	2,178	1,082	7,178

Increase (decrease) in net assets from operations	$753	$6,494	$7,888	$17,476

See accompanying notes.

21

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Federated Prime Money Fund II Subaccount	NVIT Developing Markets Fund Subaccount	Columbia Small Company Growth Subaccount	WFAVT Small Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	—	$—
Expenses
Administrative, mortality and expense risk charge	354	207	30	—

Net investment income (loss)	(354)	(207)	(30)	—
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	201,417	12,031	963	—
Cost of investments sold	201,417	11,749	638	—

Net realized capital gains (losses) on investments	—	282	325	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	6,419	920	—
End of period	—	11,427	1,965	—

Net change in unrealized appreciation/depreciation of investments	—	5,008	1,045	—

Net realized and unrealized capital gains (losses) on investments	—	5,290	1,370	—

Increase (decrease) in net assets from operations	$(354)	$5,083	1,340	$—

See accompanying notes.

22

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Vanguard-Equity Index Subaccount	Vanguard- International Subaccount	Vanguard-Mid-Cap Index Subaccount	Vanguard-REIT Index Subaccount
Net investment income (loss)
Income:
Dividends	$9,245	$432	$1,232	$1,900
Expenses
Administrative, mortality and expense risk charge	2,765	161	793	387

Net investment income (loss)	6,480	271	439	1,513
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5,146	—	—	—
Proceeds from sales	146,193	30,622	117,747	27,371
Cost of investments sold	177,322	21,226	80,995	24,305

Net realized capital gains (losses) on investments	(25,983)	9,396	36,752	3,066
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	24,476	7,085	21,718	10,363
End of period	105,331	160	9,093	23,385

Net change in unrealized appreciation/depreciation of investments	80,855	(6,925)	(12,625)	13,022

Net realized and unrealized capital gains (losses) on investments	54,872	2,471	24,127	16,088

Increase (decrease) in net assets from operations	$61,352	$2,742	$24,566	$17,601

See accompanying notes.

23

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Vanguard-Short- Term Investment Grade Subaccount	Vanguard-Total Bond Market Index Subaccount	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$10,201	$20,594	$1,794	$49
Expenses
Administrative, mortality and expense risk charge	2,123	3,417	889	85

Net investment income (loss)	8,078	17,177	905	(36)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,001	65	59
Proceeds from sales	81,998	392,430	106,882	10,715
Cost of investments sold	79,722	378,103	77,493	13,355

Net realized capital gains (losses) on investments	2,276	15,328	29,454	(2,581)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	11,551	13,905	40,479	(1,504)
End of period	16,705	13,048	32,861	4,863

Net change in unrealized appreciation/depreciation of investments	5,154	(857)	(7,618)	6,367

Net realized and unrealized capital gains (losses) on investments	7,430	14,471	21,836	3,786

Increase (decrease) in net assets from operations	$15,508	$31,648	$22,741	$3,750

See accompanying notes.

24

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Fidelity VIP Value Strategies Subaccount	Wanger USA Subaccount	Wanger International Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$395
Expenses
Administrative, mortality and expense risk charge	1	261	86

Net investment income (loss)	(1)	(261)	309
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	9,490	8,233	9,654
Cost of investments sold	5,279	9,840	8,370

Net realized capital gains (losses) on investments	4,211	(1,607)	1,284
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,801	(4,177)	4,050
End of period	—	7,735	5,442

Net change in unrealized appreciation/depreciation of investments	(3,801)	11,912	1,392

Net realized and unrealized capital gains (losses) on investments	410	10,305	2,676

Increase (decrease) in net assets from operations	$409	$10,044	$2,985

See accompanying notes.

25

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation - Conservative VP Subaccount		Transamerica Asset Allocation - Growth VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$18,296	$22,061	$624	$2,520
Net realized capital gains (losses) on investments	250	(3,533)	(10,898)	(15,822)
Net change in unrealized appreciation/depreciation of investments	37,575	37,390	27,764	44,504

Increase (decrease) in net assets from operations	56,121	55,918	17,490	31,202
Contract transactions
Net contract purchase payments	318,433	24,001	—	19,019
Transfer payments from (to) other subaccounts or general account	(230)	555,280	(1)	(29,829)
Contract terminations, withdrawals, and other deductions	(90,158)	(1,255)	(16,040)	(294)
Contract maintenance charges	(120)	(20)	(30)	(50)

Increase (decrease) in net assets from contract transactions	227,925	578,006	(16,071)	(11,154)

Net increase (decrease) in net assets	284,046	633,924	1,419	20,048
Net assets:
Beginning of the period	712,304	78,380	141,049	121,001

End of the period	$996,350	$712,304	$142,468	$141,049

See accompanying notes.

26

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount		Transamerica Asset Allocation - Moderate Growth VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$11,558	$13,170	$4,097	$8,732
Net realized capital gains (losses) on investments	883	(81,773)	(51,607)	(3,297)
Net change in unrealized appreciation/depreciation of investments	39,839	109,842	74,788	71,292

Increase (decrease) in net assets from operations	52,280	41,239	27,278	76,727
Contract transactions
Net contract purchase payments	129,961	1	2,500	30,000
Transfer payments from (to) other subaccounts or general account	18,153	80,434	(691)	(23,549)
Contract terminations, withdrawals, and other deductions	(908)	(2,469)	(124,563)	(1,837)
Contract maintenance charges	(30)	(30)	—	(39)

Increase (decrease) in net assets from contract transactions	147,176	77,936	(122,754)	4,575

Net increase (decrease) in net assets	199,456	119,175	(95,476)	81,302
Net assets:
Beginning of the period	481,187	362,012	376,943	295,641

End of the period	$680,643	$481,187	$281,467	$376,943

See accompanying notes.

27

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Clarion Global Real Estate Securities VP Subaccount		Transamerica JPMorgan Enhanced Index VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$1,261	$(102)	$233	$376
Net realized capital gains (losses) on investments	(3,206)	(2,324)	(82)	(110)
Net change in unrealized appreciation/depreciation of investments	5,087	8,685	4,060	6,220

Increase (decrease) in net assets from operations	3,142	6,259	4,211	6,486
Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(1,875)	3,923	(1)	(1)
Contract terminations, withdrawals, and other deductions	(39)	(31)	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(1,914)	3,892	(1)	(1)

Net increase (decrease) in net assets	1,228	10,151	4,210	6,485
Net assets:
Beginning of the period	22,605	12,454	28,940	22,455

End of the period	$23,833	$22,605	$33,150	$28,940

See accompanying notes.

28

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica MFS International Equity VP Subaccount		Transamerica PIMCO Total Return VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$83	$185	$12,791	$21,595
Net realized capital gains (losses) on investments	(488)	(717)	2,363	14,757
Net change in unrealized appreciation/depreciation of investments	1,423	2,978	11,397	22,350

Increase (decrease) in net assets from operations	1,018	2,446	26,551	58,702
Contract transactions
Net contract purchase payments	—	—	—	142,054
Transfer payments from (to) other subaccounts or general account	337	(539)	10,927	(91,297)
Contract terminations, withdrawals, and other deductions	—	—	(114,239)	(38,637)
Contract maintenance charges	(2)	(2)	(101)	(149)

Increase (decrease) in net assets from contract transactions	335	(541)	(103,413)	11,971

Net increase (decrease) in net assets	1,353	1,905	(76,862)	70,673
Net assets:
Beginning of the period	9,402	7,497	419,756	349,083

End of the period	$10,755	$9,402	$342,894	$419,756

See accompanying notes.

29

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica T. Rowe Price Small Cap VP Subaccount		Transamerica WMC Diversified Growth VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(112)	$(131)	$(20)	$124
Net realized capital gains (losses) on investments	1,521	(2,216)	1,384	(10,863)
Net change in unrealized appreciation/depreciation of investments	4,598	10,848	4,687	23,032

Increase (decrease) in net assets from operations	6,007	8,501	6,051	12,293
Contract transactions
Net contract purchase payments	—	36,015	—	26,754
Transfer payments from (to) other subaccounts or general account	(3,117)	(35,441)	(618)	(26,664)
Contract terminations, withdrawals, and other deductions	—	—	(3,566)	—
Contract maintenance charges	—	—	(2)	(2)

Increase (decrease) in net assets from contract transactions	(3,117)	574	(4,186)	88

Net increase (decrease) in net assets	2,890	9,075	1,865	12,381
Net assets:
Beginning of the period	19,794	10,719	34,983	22,602

End of the period	$22,684	$19,794	$36,848	$34,983

See accompanying notes.

30

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Growth Opportunities VP Subaccount		Transamerica Index 50 VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(7)	$(44)	$(197)	$—
Net realized capital gains (losses) on investments	1,223	196	4	—
Net change in unrealized appreciation/depreciation of investments	(1,545)	4,491	5,963	—

Increase (decrease) in net assets from operations	(329)	4,643	5,770	—
Contract transactions
Net contract purchase payments	250	23,032	134,022	—
Transfer payments from (to) other subaccounts or general account	(153)	(22,894)	18,170	—
Contract terminations, withdrawals, and other deductions	(9,191)	(127)	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(9,094)	11	152,192	—

Net increase (decrease) in net assets	(9,423)	4,654	157,962	—
Net assets:
Beginning of the period	9,423	4,769	—	—

End of the period	$—	$9,423	$157,962	$—

See accompanying notes.

31

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Index 75 VP Subaccount		Transamerica Small/Mid Cap Value VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—
Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Net increase (decrease) in net assets	—	—	—	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

32

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Balanced VP Subaccount	Transamerica Diversified Equity VP Subaccount
	2010(1)	2010	2009
Operations
Net investment income (loss)	$12	$—	$—
Net realized capital gains (losses) on investments	73	—	—
Net change in unrealized appreciation/depreciation of investments	1,769	—	—

Increase (decrease) in net assets from operations	1,854	—	—
Contract transactions
Net contract purchase payments	—	—	—
Transfer payments from (to) other subaccounts or general account	11,931	—	—
Contract terminations, withdrawals, and other deductions	—	—	—
Contract maintenance charges	—	—	—

Increase (decrease) in net assets from contract transactions	11,931	—	—

Net increase (decrease) in net assets	13,785	—	—
Net assets:
Beginning of the period	—	—	—

End of the period	$13,785	$—	$—

See accompanying notes.

33

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Morgan Stanley Active International Allocation VP Subaccount		Transamerica Morgan Stanley Mid-Cap Growth VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$177	$(48)	$—	$—
Net realized capital gains (losses) on investments	756	(4,076)	—	—
Net change in unrealized appreciation/depreciation of investments	329	7,652	—	—

Increase (decrease) in net assets from operations	1,262	3,528	—	—
Contract transactions
Net contract purchase payments	—	9,112	—	—
Transfer payments from (to) other subaccounts or general account	195	(8,425)	—	—
Contract terminations, withdrawals, and other deductions	—	(1)	—	—
Contract maintenance charges	(1)	(1)	—	—

Increase (decrease) in net assets from contract transactions	194	685	—	—

Net increase (decrease) in net assets	1,456	4,213	—	—
Net assets:
Beginning of the period	11,283	7,070	—	—

End of the period	$12,739	$11,283	$—	$—

See accompanying notes.

34

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Efficient Markets VP Subaccount		Transamerica Black Rock Large Cap Value VP Subaccount
	2010	2009	2010	2009(1)
Operations
Net investment income (loss)	$—	$—	$72	$(66)
Net realized capital gains (losses) on investments	—	—	655	9
Net change in unrealized appreciation/depreciation of investments	—	—	8,768	2,028

Increase (decrease) in net assets from operations	—	—	9,495	1,971
Contract transactions
Net contract purchase payments	—	—	—	1
Transfer payments from (to) other subaccounts or general account	—	—	1,106	88,769
Contract terminations, withdrawals, and other deductions	—	—	(2,604)	(346)
Contract maintenance charges	—	—	—	(117)

Increase (decrease) in net assets from contract transactions	—	—	(1,498)	88,307

Net increase (decrease) in net assets	—	—	7,997	90,278
Net assets:
Beginning of the period	—	—	90,278	—

End of the period	$—	$—	$98,275	$90,278

See accompanying notes.

35

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Credit Suisse U.S. Equity Flex I Subaccount		Credit Suisse-International Equity Flex III Subaccount
	2010	2009	2010	2009(1)
Operations
Net investment income (loss)	$(47)	$59	$(271)	$(18)
Net realized capital gains (losses) on investments	(311)	(179)	456	—
Net change in unrealized appreciation/depreciation of investments	1,919	2,243	6,654	603

Increase (decrease) in net assets from operations	1,561	2,123	6,839	585
Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	123	352	675	58,316
Contract terminations, withdrawals, and other deductions	(1,361)	—	(4,136)	—
Contract maintenance charges	(2)	(2)	(1)	—

Increase (decrease) in net assets from contract transactions	(1,240)	350	(3,462)	58,316

Net increase (decrease) in net assets	321	2,473	3,377	58,901
Net assets:
Beginning of the period	11,139	8,666	58,901	—

End of the period	$11,460	$11,139	$62,278	$58,901

See accompanying notes.

36

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	VA Global Bond Subaccount		VA International Small Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$42,469	$19,998	$4,228	$3,450
Net realized capital gains (losses) on investments	36,856	14,811	(20,011)	(49,955)
Net change in unrealized appreciation/depreciation of investments	(39,082)	(12,366)	75,309	124,171

Increase (decrease) in net assets from operations	40,243	22,443	59,526	77,666
Contract transactions
Net contract purchase payments	45,721	204,338	11,450	23,305
Transfer payments from (to) other subaccounts or general account	500,161	(128,792)	(24,993)	(28,529)
Contract terminations, withdrawals, and other deductions	(38,770)	(216,860)	(148)	(11,976)
Contract maintenance charges	(177)	(123)	(63)	(11)

Increase (decrease) in net assets from contract transactions	506,935	(141,437)	(13,754)	(17,211)

Net increase (decrease) in net assets	547,178	(118,994)	45,772	60,455
Net assets:
Beginning of the period	570,164	689,158	254,223	193,768

End of the period	$1,117,342	$570,164	$299,995	$254,223

See accompanying notes.

37

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	VA International Value Subaccount		VA U.S. Large Value Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$8,953	$13,008	$8,570	$10,199
Net realized capital gains (losses) on investments	(124,992)	(98,118)	(95,902)	(53,819)
Net change in unrealized appreciation/depreciation of investments	173,267	272,162	235,028	230,064

Increase (decrease) in net assets from operations	57,228	187,052	147,696	186,444
Contract transactions
Net contract purchase payments	16,403	37,372	35,087	125,847
Transfer payments from (to) other subaccounts or general account	(92,293)	(16,188)	(181,508)	14,107
Contract terminations, withdrawals, and other deductions	(9,863)	(15,538)	(39,598)	(11,525)
Contract maintenance charges	(69)	(72)	(308)	(29)

Increase (decrease) in net assets from contract transactions	(85,822)	5,574	(186,327)	128,400

Net increase (decrease) in net assets	(28,594)	192,626	(38,631)	314,844
Net assets:
Beginning of the period	653,733	461,107	843,918	529,074

End of the period	$625,139	$653,733	$805,287	$843,918

See accompanying notes.

38

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	VA Short-Term Fixed Subaccount		VA U.S. Targeted Value Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$279	$1,601	$303	$2,099
Net realized capital gains (losses) on investments	641	2,623	(58,769)	(42,751)
Net change in unrealized appreciation/depreciation of investments	271	(1,978)	175,949	144,163

Increase (decrease) in net assets from operations	1,191	2,246	117,483	103,511
Contract transactions
Net contract purchase payments	421,437	72,198	8,795	15,844
Transfer payments from (to) other subaccounts or general account	(177,475)	(26,761)	(84,195)	12,174
Contract terminations, withdrawals, and other deductions	(16,373)	(10,238)	(6,623)	(7,805)
Contract maintenance charges	(116)	(229)	(18)	(90)

Increase (decrease) in net assets from contract transactions	227,473	34,970	(82,041)	20,123

Net increase (decrease) in net assets	228,664	37,216	35,442	123,634
Net assets:
Beginning of the period	199,462	162,246	456,603	332,969

End of the period	$428,126	$199,462	$492,045	$456,603

See accompanying notes.

39

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Federated Capital Appreciation Fund II Subaccount	Federated Capital Income Fund II Subaccount
	2010(1)	2010	2009
Operations
Net investment income (loss)	$(43)	$4,316	$4,434
Net realized capital gains (losses) on investments	204	(1,891)	(2,130)
Net change in unrealized appreciation/depreciation of investments	592	4,069	17,089

Increase (decrease) in net assets from operations	753	6,494	19,393
Contract transactions
Net contract purchase payments	—	—	—
Transfer payments from (to) other subaccounts or general account	9,052	(45)	(4,141)
Contract terminations, withdrawals, and other deductions	(2,516)	(87,835)	(5,475)
Contract maintenance charges	—	(26)	(26)

Increase (decrease) in net assets from contract transactions	6,536	(87,906)	(9,642)

Net increase (decrease) in net assets	7,289	(81,412)	9,751
Net assets:
Beginning of the period	—	83,034	73,283

End of the period	$7,289	$1,622	$83,034

See accompanying notes.

40

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Federated High Income Bond Fund II Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$6,806	$6,565	$10,298	$12,747
Net realized capital gains (losses) on investments	523	964	11,735	9,926
Net change in unrealized appreciation/depreciation of investments	559	(231)	(4,557)	44,043

Increase (decrease) in net assets from operations	7,888	7,298	17,476	66,716
Contract transactions
Net contract purchase payments	—	2,726	—	113,999
Transfer payments from (to) other subaccounts or general account	12,329	(36)	(20,524)	(118,458)
Contract terminations, withdrawals, and other deductions	(11,517)	(6,120)	(29,626)	(10,365)
Contract maintenance charges	(18)	(299)	(14)	(211)

Increase (decrease) in net assets from contract transactions	794	(3,729)	(50,164)	(15,035)

Net increase (decrease) in net assets	8,682	3,569	(32,688)	51,681
Net assets:
Beginning of the period	175,378	171,809	158,441	106,760

End of the period	$184,060	$175,378	$125,753	$158,441

See accompanying notes.

41

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Federated Prime Money Fund II Subaccount		NVIT Developing Markets Fund Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(354)	$(294)	$(207)	$187
Net realized capital gains (losses) on investments	—	—	282	(64,159)
Net change in unrealized appreciation/depreciation of investments	—	—	5,008	78,555

Increase (decrease) in net assets from operations	(354)	(294)	5,083	14,583
Contract transactions
Net contract purchase payments	142,145	37,418	—	—
Transfer payments from (to) other subaccounts or general account	130,398	6,520	(8,861)	3,542
Contract terminations, withdrawals, and other deductions	(165,417)	(356,463)	(66)	(15,395)
Contract maintenance charges	—	—	(2)	(2)

Increase (decrease) in net assets from contract transactions	107,126	(312,525)	(8,929)	(11,855)

Net increase (decrease) in net assets	106,772	(312,819)	(3,846)	2,728
Net assets:
Beginning of the period	25,849	338,668	43,843	41,115

End of the period	$132,621	$25,849	$39,997	$43,843

See accompanying notes.

42

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Columbia Small Company Growth Subaccount		WFAVT Small Cap Value Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(30)	$(45)	$—	$—
Net realized capital gains (losses) on investments	325	2,948	—	—
Net change in unrealized appreciation/depreciation of investments	1,045	922	—	—

Increase (decrease) in net assets from operations	1,340	3,825	—	—
Contract transactions
Net contract purchase payments	1	12,540	—	—
Transfer payments from (to) other subaccounts or general account	(693)	(11,531)	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(3)	—	—	—

Increase (decrease) in net assets from contract transactions	(695)	1,009	—	—

Net increase (decrease) in net assets	645	4,834	—	—
Net assets:
Beginning of the period	4,834	—	—	—

End of the period	$5,479	$4,834	$—	$—

See accompanying notes.

43

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Vanguard-Equity Index Subaccount		Vanguard-International Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$6,480	$6,472	$271	$699
Net realized capital gains (losses) on investments	(25,983)	(62,369)	9,396	(3,917)
Net change in unrealized appreciation/depreciation of investments	80,855	145,150	(6,925)	19,660

Increase (decrease) in net assets from operations	61,352	89,253	2,742	16,442
Contract transactions
Net contract purchase payments	16,475	153,392	—	36,185
Transfer payments from (to) other subaccounts or general account	(59,633)	(76,621)	(953)	(44,098)
Contract terminations, withdrawals, and other deductions	(62,311)	(8,026)	(27,076)	(3,071)
Contract maintenance charges	(319)	(202)	(86)	—

Increase (decrease) in net assets from contract transactions	(105,788)	68,543	(28,115)	(10,984)

Net increase (decrease) in net assets	(44,436)	157,796	(25,373)	5,458
Net assets:
Beginning of the period	464,706	306,910	26,186	20,728

End of the period	$420,270	$464,706	$813	$26,186

See accompanying notes.

44

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Vanguard-Mid-Cap Index Subaccount		Vanguard-REIT Index Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$439	$1,091	$1,513	$1,940
Net realized capital gains (losses) on investments	36,752	(37,150)	3,066	(22,658)
Net change in unrealized appreciation/depreciation of investments	(12,625)	73,534	13,022	37,146

Increase (decrease) in net assets from operations	24,566	37,475	17,601	16,428
Contract transactions
Net contract purchase payments	7,253	58,903	6,107	26,200
Transfer payments from (to) other subaccounts or general account	(13,561)	(45,411)	(9,202)	(13)
Contract terminations, withdrawals, and other deductions	(95,409)	(4,718)	(11,784)	(2,849)
Contract maintenance charges	(225)	(16)	(64)	(5)

Increase (decrease) in net assets from contract transactions	(101,942)	8,758	(14,943)	23,333

Net increase (decrease) in net assets	(77,376)	46,233	2,658	39,761
Net assets:
Beginning of the period	122,205	75,972	68,335	28,574

End of the period	$44,829	$122,205	$70,993	$68,335

See accompanying notes.

45

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Vanguard-Short-Term Investment Grade Subaccount		Vanguard-Total Bond Market Index Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$8,078	$7,121	$17,177	$17,927
Net realized capital gains (losses) on investments	2,276	(6,796)	15,328	10,812
Net change in unrealized appreciation/depreciation of investments	5,154	32,373	(857)	757

Increase (decrease) in net assets from operations	15,508	32,698	31,648	29,496
Contract transactions
Net contract purchase payments	34,666	54,341	21,758	141,948
Transfer payments from (to) other subaccounts or general account	21,918	70,070	3,252	40,448
Contract terminations, withdrawals, and other deductions	(68,885)	(165,493)	(150,975)	(169,061)
Contract maintenance charges	(262)	(6)	(430)	(43)

Increase (decrease) in net assets from contract transactions	(12,563)	(41,088)	(126,395)	13,292

Net increase (decrease) in net assets	2,945	(8,390)	(94,747)	42,788
Net assets:
Beginning of the period	324,228	332,618	637,586	594,798

End of the period	$327,173	$324,228	$542,839	$637,586

See accompanying notes.

46

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Contrafund® Subaccount		Fidelity VIP Mid Cap Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$905	$1,306	$(36)	$39
Net realized capital gains (losses) on investments	29,454	(35,678)	(2,581)	(976)
Net change in unrealized appreciation/depreciation of investments	(7,618)	95,105	6,367	6,107

Increase (decrease) in net assets from operations	22,741	60,733	3,750	5,170
Contract transactions
Net contract purchase payments	250	76,178	—	—
Transfer payments from (to) other subaccounts or general account	(15,336)	(40,721)	(10,629)	5,442
Contract terminations, withdrawals, and other deductions	(55,227)	(13,566)	—	—
Contract maintenance charges	(7)	(107)	—	—

Increase (decrease) in net assets from contract transactions	(70,320)	21,784	(10,629)	5,442

Net increase (decrease) in net assets	(47,579)	82,517	(6,879)	10,612
Net assets:
Beginning of the period	201,615	119,098	21,691	11,079

End of the period	$154,036	$201,615	$14,812	$21,691

See accompanying notes.

47

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Value Strategies Subaccount		Wanger USA Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(1)	$(2)	$(261)	$(229)
Net realized capital gains (losses) on investments	4,211	1,179	(1,607)	(4,502)
Net change in unrealized appreciation/depreciation of investments	(3,801)	3,801	11,912	19,447

Increase (decrease) in net assets from operations	409	4,978	10,044	14,716
Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	1	4,101	(3,035)	(960)
Contract terminations, withdrawals, and other deductions	(9,489)	—	(3,780)	(2,436)
Contract maintenance charges	—	—	(4)	(3)

Increase (decrease) in net assets from contract transactions	(9,488)	4,101	(6,819)	(3,399)

Net increase (decrease) in net assets	(9,079)	9,079	3,225	11,317
Net assets:
Beginning of the period	9,079	—	46,941	35,624

End of the period	$—	$9,079	$50,166	$46,941

See accompanying notes.

48

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Wanger International Subaccount
	2010	2009
Operations
Net investment income (loss)	$309	$529
Net realized capital gains (losses) on investments	1,284	(5,738)
Net change in unrealized appreciation/depreciation of investments	1,392	14,515

Increase (decrease) in net assets from operations	2,985	9,306
Contract transactions
Net contract purchase payments	—	1,262
Transfer payments from (to) other subaccounts or general account	(147)	(4,485)
Contract terminations, withdrawals, and other deductions	(4,588)	(79)
Contract maintenance charges	(1)	(3)

Increase (decrease) in net assets from contract transactions	(4,736)	(3,305)

Net increase (decrease) in net assets	(1,751)	6,001
Net assets:
Beginning of the period	19,624	13,623

End of the period	$17,873	$19,624

See accompanying notes.

49

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of the Advisor’s Edge® NY Variable Annuity.

Subaccount Investment by Mutual Fund:

Transamerica Series Trust - Initial Class:

Transamerica Asset Allocation - Conservative VP

Transamerica Asset Allocation - Growth VP

Transamerica Asset Allocation - Moderate VP

Transamerica Asset Allocation - Moderate Growth VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica JPMorgan Enhanced Index VP

Transamerica MFS International Equity VP

Transamerica PIMCO Total Return VP

Transamerica T. Rowe Price Small Cap VP

Transamerica WMC Diversified Growth VP

Transamerica Growth Opportunities VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Transamerica Small/Mid Cap Value VP

Transamerica Balanced VP

Transamerica Diversified Equity VP

Transamerica Morgan Stanley Active International Allocation VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Transamerica Efficient Markets VP

Transamerica BlackRock Large Cap Value VP

Credit Suisse Trust:

Credit Suisse U.S. Equity Flex I Portfolio

Credit Suisse-International Equity Flex III Portfolio

DFA Investment Dimensions Group, Inc.:

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA U.S. Large Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Targeted Value Portfolio

50

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Federated Insurance Series:

Federated Capital Appreciation Fund II - Primary Shares

Federated Capital Income Fund II

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II- Primary Shares

Federated Prime Money Fund II

Nationwide Variable Insurance Trust

NVIT Developing Markets Fund

Columbia Funds Variable Insurance Trust - Class A Shares:

Columbia Small Company Growth Fund-Variable Series

Wells Fargo Advantage Variable Trust Funds

WFAVT Small Cap Value Fund

Vanguard Variable Insurance Fund:

Vanguard-Equity Index Portfolio

Vanguard-International Portfolio

Vanguard-Mid-Cap Index Portfolio

Vanguard-REIT Index Portfolio

Vanguard-Short-Term Investment-Grade Portfolio

Vanguard-Total Bond Market Index Portfolio

Fidelity® Variable Insurance Products Fund - Initial Class

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Wanger Advisors Trust:

Wanger USA

Wanger International

51

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported as 2006 reflects activity from the inception date of February 2, 2006 through December 31, 2006, except those noted below. All other periods reported herein reflect a full twelve month period, except as follows:

Subaccount	Inception Date
Transamerica Morgan Stanley Active International Allocation VP	May 1, 2006
Transamerica Morgan Stanley Mid-Cap Growth VP	May 1, 2006
Transamerica T. Rowe Price Small Cap VP	May 1, 2006
Fidelity VIP Contrafund® Portfolio	May 1, 2006
Vanguard-International Portfolio	May 1, 2007
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Transamerica Small/Mid Cap Value VP	May 1, 2008
Transamerica Efficient Markets VP	November 10, 2008
Transamerica BlackRock Large Cap Value VP	November 19, 2009
Credit Suisse-International Equity Flex III Portfolio	December 10, 2009
Federated Capital Appreciation Fund II - Primary Shares	March 11, 2010
Transamerica Balanced VP	April 29, 2010

The following name change occurred during the fiscal year ended December 31, 2010:

Portfolio	Formerly
Transamerica WMC Diversified Equity VP	Transamerica Equity VP
Transamerica Diversified Equity VP	Transamerica Templeton Global VP
Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica VanKampen Mid Cap Growth VP
Transamerica Morgan Stanley Active International Allocation VP	Transamerica VanKampen Active International Allocation VP
NVIT Developing Markets	Gartmore NVIT Developing Markets
WFAVT Small Cap Value Fund	WFAVT: Small/Mid Cap Value Fund

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2010:

Portfolio	Formerly
Transamerica Balanced VP	Transamerica Value Balanced VP
Transamerica Diversified Equity VP	Transamerica Science & Technology VP
Federated Capital Appreciation Fund II - Primary Shares	Federated Clover Value Fund II

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2010.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations.

52

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Separate Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Separate Account’s financial statement disclosures, but did not impact the results of operations or financial position.

As of December 31, 2009 the Separate Account adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. See Note 9 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

53

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:

	Purchases	Sales
Transamerica Series Trust - Initial Class:
Transamerica Asset Allocation - Conservative VP	$342,973	$94,806
Transamerica Asset Allocation - Growth VP	1,403	16,848
Transamerica Asset Allocation - Moderate VP	162,881	4,143
Transamerica Asset Allocation - Moderate Growth VP	8,229	126,886
Transamerica Clarion Global Real Estate Securities VP	2,224	2,877
Transamerica JPMorgan Enhanced Index VP	394	163
Transamerica MFS International Equity VP	1,087	670
Transamerica PIMCO Total Return VP	39,491	129,594
Transamerica T. Rowe Price Small Cap VP	2,688	5,918
Transamerica WMC Diversified Growth VP	740	4,947
Transamerica Growth Opportunities VP	251	9,352
Transamerica Index 50 VP	152,181	186
Transamerica Index 75 VP	—	—
Transamerica Small/Mid Cap Value VP	—	—
Transamerica Balanced VP	12,848	905
Transamerica Diversified Equity VP	—	—
Transamerica Morgan Stanley Active International Allocation VP	4,153	3,782
Transamerica Morgan Stanley Mid-Cap Growth VP	—	—
Transamerica Efficient Markets VP	—	—
Transamerica BlackRock Large Cap Value VP	11,705	13,131
Credit Suisse Trust:
Credit Suisse U.S. Equity Flex I Portfolio	314	1,601
Credit Suisse-International Equity Flex III Portfolio	934	4,723
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio	667,653	85,277
VA International Small Portfolio	24,643	34,170
VA International Value Portfolio	73,110	149,980
VA U.S. Large Value Portfolio	79,081	256,836
VA Short-Term Fixed Portfolio	473,156	243,470
VA U.S. Targeted Value Portfolio	28,303	110,039

54

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

2. Investments (continued)

	Purchases	Sales
Federated Insurance Series:
Federated Capital Appreciation Fund II- Primary Shares	$9,052	$2,559
Federated Capital Income Fund II	6,527	90,116
Federated Fund for U.S. Government Securities II	33,040	25,439
Federated High Income Bond Fund II- Primary Shares	16,662	56,528
Federated Prime Money Fund II	308,185	201,417
Nationwide Variable Insurance Trust
NVIT Developing Markets Fund	2,895	12,031
Columbia Funds Variable Insurance Trust - Class A Shares:
Columbia Small Company Growth Fund-Variable Series	239	963
Wells Fargo Advantage Variable Trust Funds
WFAVT Small Cap Value Fund	—	—
Vanguard Variable Insurance Fund:
Vanguard-Equity Index Portfolio	52,030	146,193
Vanguard-International Portfolio	2,779	30,622
Vanguard-Mid-Cap Index Portfolio	16,243	117,747
Vanguard-REIT Index Portfolio	13,940	27,371
Vanguard-Short-Term Investment-Grade Portfolio	77,513	81,998
Vanguard-Total Bond Market Index Portfolio	284,216	392,430
Fidelity® Variable Insurance Products Fund - Initial Class
Fidelity VIP Contrafund® Portfolio	37,532	106,882
Fidelity VIP Mid Cap Portfolio	109	10,715
Fidelity VIP Value Strategies Portfolio	1	9,490
Wanger Advisors Trust:
Wanger USA	1,153	8,233
Wanger International	5,228	9,654

55

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Units outstanding at January 1, 2009	88,990	171,322	427,243	379,174	17,750	30,676
Units purchased	24,873	24,718	—	35,544	—	—
Units redeemed and transferred to/from	536,088	(41,246)	24,144	(35,207)	6,545	—

Units outstanding at December 31, 2009	649,951	154,794	451,387	379,511	24,295	30,676
Units purchased	272,931	—	115,676	2,509	—	—
Units redeemed and transferred to/from	(83,352)	(18,053)	14,539	(129,188)	(2,020)	—

Units outstanding at December 31, 2010	839,530	136,741	581,602	252,832	22,275	30,676

56

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica MFS International Equity VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica WMC Diversified Growth VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Index 50 VP Subaccount
Units outstanding at January 1, 2009	9,341	321,646	16,249	34,933	6,563	—
Units purchased	—	134,874	49,790	39,729	29,036	—
Units redeemed and transferred to/from	(462)	(121,203)	(44,288)	(32,561)	(26,067)	—

Units outstanding at December 31, 2009	8,879	335,317	21,751	42,101	9,532	—
Units purchased	—	2,769	—	—	253	132,317
Units redeemed and transferred to/from	365	(81,290)	(3,106)	(4,236)	(9,785)	17,132

Units outstanding at December 31, 2010	9,244	256,796	18,645	37,865	—	149,449

57

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Index 75 VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Balanced VP Subaccount(1)	Transamerica Diversified Equity VP Subaccount	Transamerica Morgan Stanley Active International Allocation VP Subaccount	Transamerica Morgan Stanley Mid-Cap Growth VP Subaccount
Units outstanding at January 1, 2009	—	—	—	—	8,729	—
Units purchased	—	—	—	—	11,114	—
Units redeemed and transferred to/from	—	—	—	—	(8,716)	—

Units outstanding at December 31, 2009	—	—	—	—	11,127	—
Units purchased	—	—	3	—	—	—
Units redeemed and transferred to/from	—	—	12,127	—	518	—

Units outstanding at December 31, 2010	—	—	12,130	—	11,645	—

58

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Efficient Markets VP Subaccount	Transamerica Black Rock Large Cap Value VP Subaccount(1)	Credit Suisse U.S. Equity Flex I Subaccount	Credit Suisse- International Equity Flex III Subaccount(1)	VA Global Bond Subaccount	VA International Small Subaccount
Units outstanding at January 1, 2009	—	—	14,186	—	613,980	277,284
Units purchased	—	3	—	3	179,237	28,005
Units redeemed and transferred to/from	—	89,981	524	58,314	(306,249)	(43,708)

Units outstanding at December 31, 2009	—	89,984	14,710	58,317	486,968	261,581
Units purchased	—	—	—	—	37,022	11,265
Units redeemed and transferred to/from	—	(721)	(1,414)	(3,069)	385,099	(24,113)

Units outstanding at December 31, 2010	—	89,263	13,296	55,248	909,089	248,733

59

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA International Value Subaccount	VA U.S. Large Value Subaccount	VA Short-Term Fixed Subaccount	VA U.S. Targeted Value Subaccount	Federated Capital Appreciation Fund II Subaccount(1)	Federated Capital Income Fund II Subaccount
Units outstanding at January 1, 2009	618,816	800,571	145,264	557,354	—	79,754
Units purchased	44,835	193,059	68,928	29,679	—	—
Units redeemed and transferred to/from	(24,018)	(5,150)	(37,813)	20,043	—	(8,784)

Units outstanding at December 31, 2009	639,633	988,480	176,379	607,076	—	70,970
Units purchased	16,264	41,863	370,273	11,169	3	—
Units redeemed and transferred to/from	(99,299)	(243,913)	(170,704)	(108,425)	6,714	(69,736)

Units outstanding at December 31, 2010	556,598	786,430	375,948	509,820	6,717	1,234

60

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated Fund for U.S. Government Securities II Subaccount	Federated High Income Bond Fund II Subaccount	Federated Prime Money Fund II Subaccount	NVIT Developing Markets Fund Subaccount	Columbia Small Company Growth Subaccount	WFAVT Small Cap Value Subaccount
Units outstanding at January 1, 2009	151,673	129,919	309,096	57,677	—	—
Units purchased	2,387	118,372	33,948	—	19,364	—
Units redeemed and transferred to/from	(5,846)	(121,387)	(319,549)	(19,558)	(13,655)	—

Units outstanding at December 31, 2009	148,214	126,904	23,495	38,119	5,709	—
Units purchased	—	706	129,703	—	—	—
Units redeemed and transferred to/from	719	(39,120)	(32,014)	(8,011)	(638)	—

Units outstanding at December 31, 2010	148,933	88,490	121,184	30,108	5,071	—

61

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Vanguard-Equity Index Subaccount	Vanguard-International Subaccount	Vanguard-Mid-Cap Index Subaccount	Vanguard-REIT Index Subaccount	Vanguard-Short-Term Investment Grade Subaccount	Vanguard-Total Bond Market Index Subaccount
Units outstanding at January 1, 2009	414,122	34,987	115,305	44,100	315,660	515,318
Units purchased	208,850	69,227	79,679	44,400	49,983	129,573
Units redeemed and transferred to/from	(123,843)	(72,950)	(61,868)	(6,320)	(93,351)	(120,805)

Units outstanding at December 31, 2009	499,129	31,264	133,116	82,180	272,292	524,086
Units purchased	18,266	432	7,895	7,531	27,666	17,430
Units redeemed and transferred to/from	(122,432)	(30,857)	(102,018)	(22,755)	(37,690)	(120,814)

Units outstanding at December 31, 2010	394,963	839	38,993	66,956	262,268	420,702

62

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Wanger USA Subaccount	Wanger International Subaccount
Units outstanding at January 1, 2009	172,148	15,358	—	55,291	17,414
Units purchased	126,315	—	14,188	749	1,142
Units redeemed and transferred to/from	(82,510)	6,225	(3,907)	(4,512)	(1,719)

Units outstanding at December 31, 2009	215,953	21,583	10,281	51,528	16,837
Units purchased	1,981	—	—	284	—
Units redeemed and transferred to/from	(76,322)	(10,080)	(10,281)	(6,918)	(4,499)

Units outstanding at December 31, 2010	141,612	11,503	—	44,894	12,338

63

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Asset Allocation - Conservative VP
	12/31/2010		839,530	$1.19	to	$1.18	$996,350	3.14%	0.55%	to	0.75%	8.34%	to	8.12%
	12/31/2009		649,951	1.10	to	1.09	712,304	8.06	0.55	to	0.75	24.54	to	24.29
	12/31/2008		88,990	0.88	to	0.88	78,380	4.54	0.55	to	0.75	(21.61)	to	(21.77)
	12/31/2007		18,102	1.13	to	1.12	20,334	3.37	0.55	to	0.75	5.80	to	5.59
	12/31/2006	(1)	—	1.06	to	1.06	—	—	0.55	to	0.75	6.39	to	6.20
Transamerica Asset Allocation - Growth VP
	12/31/2010		136,741	1.04	to	1.03	142,468	1.09	0.55	to	0.75	14.32	to	14.10
	12/31/2009		154,794	0.91	to	0.91	141,049	2.65	0.55	to	0.75	29.11	to	28.85
	12/31/2008		171,322	0.71	to	0.70	121,001	3.07	0.55	to	0.75	(39.97)	to	(40.09)
	12/31/2007		152,920	1.18	to	1.17	180,038	2.35	0.55	to	0.75	7.16	to	6.95
	12/31/2006	(1)	136,863	1.10	to	1.10	150,470	—	0.55	to	0.75	9.99	to	9.79
Transamerica Asset Allocation - Moderate VP
	12/31/2010		581,602	1.17	to	1.16	680,643	2.82	0.55	to	0.75	9.77	to	9.55
	12/31/2009		451,387	1.07	to	1.06	481,187	4.73	0.55	to	0.75	25.71	to	25.46
	12/31/2008		427,243	0.85	to	0.85	362,012	3.17	0.55	to	0.75	(26.37)	to	(26.52)
	12/31/2007		185,420	1.16	to	1.15	213,972	2.95	0.55	to	0.75	7.36	to	7.15
	12/31/2006	(1)	185,420	1.08	to	1.07	199,399	3.26	0.55	to	0.75	7.59	to	7.39
Transamerica Asset Allocation - Moderate Growth VP
	12/31/2010		252,832	1.12	to	1.11	281,467	2.08	0.55	to	0.75	12.11	to	11.89
	12/31/2009		379,511	1.00	to	0.99	376,943	3.36	0.55	to	0.75	27.46	to	27.20
	12/31/2008		379,174	0.78	to	0.78	295,641	3.37	0.55	to	0.75	(33.13)	to	(33.27)
	12/31/2007		278,387	1.17	to	1.16	324,783	1.07	0.55	to	0.75	7.22	to	7.00
	12/31/2006	(1)	—	1.09	to	1.09	—	—	0.55	to	0.75	8.93	to	8.74
Transamerica Clarion Global Real Estate Securities VP
	12/31/2010		22,275	1.07	to	1.06	23,833	6.32	0.55	to	0.75	15.03	to	14.80
	12/31/2009		24,295	0.93	to	0.92	22,605	—	0.55	to	0.75	32.69	to	32.43
	12/31/2008		17,750	0.70	to	0.70	12,454	8.03	0.55	to	0.75	(42.70)	to	(42.81)
	12/31/2007		10,227	1.23	to	1.22	12,524	6.87	0.55	to	0.75	(7.22)	to	(7.40)
	12/31/2006	(1)	7,476	1.32	to	1.32	9,870	2.80	0.55	to	0.75	32.08	to	31.85
Transamerica JPMorgan Enhanced Index VP
	12/31/2010		30,676	1.08	to	1.07	33,150	1.34	0.55	to	0.75	14.55	to	14.32
	12/31/2009		30,676	0.94	to	0.94	28,940	2.10	0.55	to	0.75	28.88	to	28.63
	12/31/2008		30,676	0.73	to	0.73	22,455	5.83	0.55	to	0.75	(37.69)	to	(37.82)
	12/31/2007		30,676	1.17	to	1.17	36,040	1.34	0.55	to	0.75	3.96	to	3.76
	12/31/2006	(1)	—	1.13	to	1.13	—	—	0.55	to	0.75	13.01	to	12.80

64

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica MFS International Equity VP
	12/31/2010		9,244	$1.16	to	$1.15	$10,755	1.44%	0.55%	to	0.75%	9.89%	to	9.67%
	12/31/2009		8,879	1.06	to	1.05	9,402	2.88	0.55	to	0.75	31.96	to	31.70
	12/31/2008		9,341	0.80	to	0.80	7,497	6.68	0.55	to	0.75	(35.65)	to	(35.77)
	12/31/2007		5,018	1.25	to	1.24	6,263	1.32	0.55	to	0.75	8.55	to	8.34
	12/31/2006	(1)	1,123	1.15	to	1.15	1,291	—	0.55	to	0.75	14.97	to	14.76
Transamerica PIMCO Total Return VP
	12/31/2010		256,796	1.34	to	1.32	342,894	3.84	0.55	to	0.75	6.61	to	6.40
	12/31/2009		335,317	1.25	to	1.24	419,756	5.99	0.55	to	0.75	15.40	to	15.17
	12/31/2008		321,646	1.09	to	1.08	349,083	6.47	0.55	to	0.75	(3.33)	to	(3.52)
	12/31/2007		183,241	1.12	to	1.12	206,014	2.66	0.55	to	0.75	8.35	to	8.13
	12/31/2006	(1)	177,499	1.04	to	1.04	184,206	3.44	0.55	to	0.75	3.79	to	3.60
Transamerica T. Rowe Price Small Cap VP
	12/31/2010		18,645	1.22	to	1.21	22,684	—	0.55	to	0.75	33.69	to	33.42
	12/31/2009		21,751	0.91	to	0.90	19,794	—	0.55	to	0.75	37.95	to	37.67
	12/31/2008		16,249	0.66	to	0.66	10,719	1.64	0.55	to	0.75	(36.60)	to	(36.73)
	12/31/2007		13,817	1.04	to	1.04	14,377	—	0.55	to	0.75	9.01	to	8.79
	12/31/2006	(1)	—	0.95	to	0.95	—	—	0.55	to	0.75	(4.54)	to	(4.67)
Transamerica WMC Diversified Growth VP
	12/31/2010		37,865	0.98	to	0.97	36,848	0.55	0.55	to	0.75	17.17	to	16.93
	12/31/2009		42,101	0.83	to	0.83	34,983	0.93	0.55	to	0.75	28.49	to	28.23
	12/31/2008		34,933	0.65	to	0.64	22,602	0.22	0.55	to	0.75	(46.30)	to	(46.41)
	12/31/2007		48,571	1.21	to	1.20	58,561	0.02	0.55	to	0.75	15.65	to	15.42
	12/31/2006	(1)	24,405	1.04	to	1.04	25,452	—	0.55	to	0.75	4.33	to	4.14
Transamerica Growth Opportunities VP
	12/31/2010		—	1.34	to	1.32	—	—	0.55	to	0.75	34.92	to	34.65
	12/31/2009		9,532	0.99	to	0.98	9,423	0.22	0.55	to	0.75	36.11	to	35.84
	12/31/2008		6,563	0.73	to	0.72	4,769	6.76	0.55	to	0.75	(41.23)	to	(41.35)
	12/31/2007		40	1.24	to	1.23	50	—	0.55	to	0.75	22.41	to	22.16
	12/31/2006	(1)	—	1.01	to	1.01	—	—	0.55	to	0.75	1.16	to	0.98
Transamerica Index 50 VP
	12/31/2010		149,449	1.06	to	1.05	157,962	—	0.55	to	0.75	10.47	to	10.25
	12/31/2009		—	0.96	to	0.95	—	—	0.55	to	0.75	15.98	to	15.75
	12/31/2008	(1)	—	0.82	to	0.82	—	—	0.55	to	0.75	(17.50)	to	(17.61)
Transamerica Index 75 VP
	12/31/2010		—	1.01	to	1.00	—	—	0.55	to	0.75	12.53	to	12.31
	12/31/2009		—	0.90	to	0.89	—	—	0.55	to	0.75	23.00	to	22.76
	12/31/2008	(1)	—	0.73	to	0.73	—	—	0.55	to	0.75	(27.17)	to	(27.26)

65

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Small/Mid Cap Value VP
	12/31/2010		—	$1.09	to	$1.09	$—	—%	0.55%	to	0.75%	29.70%	to	29.44%
	12/31/2009		—	0.84	to	0.84	—	—	0.55	to	0.75	42.43	to	42.15
	12/31/2008	(1)	—	0.59	to	0.59	—	—	0.55	to	0.75	(40.92)	to	(41.00)
Transamerica Balanced VP
	12/31/2010	(1)	12,130	1.14	to	1.14	13,785	0.55	0.55	to	0.75	13.68	to	13.53
Transamerica Diversified Equity VP
	12/31/2010		—	1.08	to	1.07	—	—	0.55	to	0.75	16.21	to	15.98
	12/31/2009		—	0.93	to	0.92	—	—	0.55	to	0.75	27.62	to	27.37
	12/31/2008		—	0.73	to	0.73	—	—	0.55	to	0.75	(43.98)	to	(44.09)
	12/31/2007		—	1.30	to	1.30	—	—	0.55	to	0.75	14.61	to	14.38
	12/31/2006	(1)	—	1.14	to	1.14	—	—	0.55	to	0.75	13.73	to	13.52
Transamerica Morgan Stanley Active International Allocation VP
	12/31/2010		11,645	1.09	to	1.08	12,739	2.02	0.55	to	0.75	7.89	to	7.67
	12/31/2009		11,127	1.01	to	1.01	11,283	0.13	0.55	to	0.75	25.20	to	24.95
	12/31/2008		8,729	0.81	to	0.81	7,070	5.37	0.55	to	0.75	(39.17)	to	(39.29)
	12/31/2007		8,166	1.33	to	1.33	10,873	2.85	0.55	to	0.75	14.97	to	14.74
	12/31/2006	(1)	4,079	1.16	to	1.16	4,724	0.48	0.55	to	0.75	15.81	to	15.60
Transamerica Morgan Stanley Mid-Cap Growth VP
	12/31/2010		—	1.43	to	1.41	—	—	0.55	to	0.75	33.17	to	32.90
	12/31/2009		—	1.07	to	1.06	—	—	0.55	to	0.75	59.68	to	59.36
	12/31/2008		—	0.67	to	0.67	—	—	0.55	to	0.75	(46.58)	to	(46.69)
	12/31/2007		—	1.26	to	1.25	—	—	0.55	to	0.75	21.86	to	21.62
	12/31/2006	(1)	—	1.03	to	1.03	—	—	0.55	to	0.75	3.02	to	2.84
Transamerica Efficient Markets VP
	12/31/2010		—	1.37	to	1.36	—	—	0.55	to	0.75	12.06	to	11.84
	12/31/2009		—	1.22	to	1.22	—	—	0.55	to	0.75	17.51	to	17.27
	12/31/2008	(1)	—	1.04	to	1.04	—	—	0.55	to	0.75	3.82	to	3.79
Transamerica Black Rock Large Cap Value VP
	12/31/2010		89,263	1.10	to	1.10	98,275	0.73	0.55	to	0.75	9.84	to	9.62
	12/31/2009	(1)	89,984	1.00	to	1.00	90,278	—	0.55	to	0.75	0.34	to	0.31
Credit Suisse U.S. Equity Flex I
	12/31/2010		13,296	0.86	to	0.85	11,460	0.16	0.55	to	0.75	13.83	to	13.61
	12/31/2009		14,710	0.76	to	0.75	11,139	1.21	0.55	to	0.75	23.98	to	23.74
	12/31/2008		14,186	0.61	to	0.61	8,666	0.06	0.55	to	0.75	(34.96)	to	(35.09)
	12/31/2007		27,920	0.94	to	0.94	26,226	—	0.55	to	0.75	(1.38)	to	(1.58)
	12/31/2006	(1)	7,468	0.95	to	0.95	7,113	—	0.55	to	0.75	(4.71)	to	(4.88)

66

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Credit Suisse-International Equity Flex III
	12/31/2010		55,248	$1.13	to	$1.13	$62,278	0.10%	0.55%	to	0.75%	11.62%	to	11.40%
	12/31/2009	(1)	58,317	1.01	to	1.01	58,901	—	0.55	to	0.75	1.00	to	0.99
VA Global Bond
	12/31/2010		909,089	1.23	to	1.22	1,117,342	5.21	0.55	to	0.75	4.95	to	4.75
	12/31/2009		486,968	1.17	to	1.16	570,164	4.16	0.55	to	0.75	4.24	to	4.03
	12/31/2008		613,980	1.12	to	1.12	689,158	3.17	0.55	to	0.75	3.88	to	3.68
	12/31/2007		693,336	1.08	to	1.08	749,555	2.13	0.55	to	0.75	4.83	to	4.63
	12/31/2006	(1)	564,548	1.03	to	1.03	582,416	1.53	0.55	to	0.75	3.22	to	3.03
VA International Small
	12/31/2010		248,733	1.21	to	1.20	299,995	2.21	0.55	to	0.75	24.12	to	23.87
	12/31/2009		261,581	0.97	to	0.96	254,223	2.12	0.55	to	0.75	39.10	to	38.83
	12/31/2008		277,284	0.70	to	0.69	193,768	2.64	0.55	to	0.75	(43.19)	to	(43.31)
	12/31/2007		188,457	1.23	to	1.23	231,828	2.35	0.55	to	0.75	6.01	to	5.80
	12/31/2006	(1)	75,177	1.16	to	1.16	87,229	7.96	0.55	to	0.75	16.05	to	15.84
VA International Value
	12/31/2010		556,598	1.12	to	1.11	625,139	2.10	0.55	to	0.75	9.92	to	9.71
	12/31/2009		639,633	1.02	to	1.01	653,733	3.01	0.55	to	0.75	37.18	to	36.91
	12/31/2008		618,816	0.75	to	0.74	461,107	4.33	0.55	to	0.75	(46.10)	to	(46.21)
	12/31/2007		496,840	1.38	to	1.38	686,807	3.70	0.55	to	0.75	10.14	to	9.92
	12/31/2006	(1)	302,488	1.26	to	1.25	379,700	9.56	0.55	to	0.75	25.59	to	25.36
VA U.S. Large Value
	12/31/2010		786,430	1.02	to	1.01	805,287	1.69	0.55	to	0.75	19.97	to	19.73
	12/31/2009		988,480	0.85	to	0.85	843,918	2.18	0.55	to	0.75	29.22	to	28.96
	12/31/2008		800,571	0.66	to	0.66	529,074	2.57	0.55	to	0.75	(40.23)	to	(40.35)
	12/31/2007		639,232	1.11	to	1.10	706,627	1.51	0.55	to	0.75	(3.48)	to	(3.67)
	12/31/2006	(1)	374,978	1.15	to	1.14	429,485	6.19	0.55	to	0.75	14.58	to	14.38
VA Short-Term Fixed
	12/31/2010		375,948	1.14	to	1.13	428,126	0.67	0.55	to	0.75	0.56	to	0.36
	12/31/2009		176,379	1.14	to	1.13	199,462	1.50	0.55	to	0.75	1.31	to	1.11
	12/31/2008		145,264	1.12	to	1.11	162,246	3.64	0.55	to	0.75	3.39	to	3.18
	12/31/2007		104,274	1.08	to	1.08	112,999	4.71	0.55	to	0.75	4.40	to	4.19
	12/31/2006	(1)	12,448	1.04	to	1.04	12,922	1.79	0.55	to	0.75	3.80	to	3.61

67

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
VA U.S. Targeted Value
	12/31/2010		509,820	$0.97	to	$0.96	$492,045	0.65%	0.55%	to	0.75%	28.36%	to	28.11%
	12/31/2009		607,076	0.75	to	0.75	456,603	1.15	0.55	to	0.75	25.92	to	25.68
	12/31/2008		557,354	0.60	to	0.59	332,969	1.36	0.55	to	0.75	(37.29)	to	(37.41)
	12/31/2007		496,129	0.95	to	0.95	472,600	1.09	0.55	to	0.75	(14.43)	to	(14.60)
	12/31/2006	(1)	330,074	1.11	to	1.11	367,546	3.56	0.55	to	0.75	11.42	to	11.22
Federated Capital Appreciation Fund II
	12/31/2010	(1)	6,717	1.09	to	1.08	7,289	—	0.55	to	0.75	8.55	to	8.37
Federated Capital Income Fund II
	12/31/2010		1,234	1.31	to	1.30	1,622	7.35	0.55	to	0.75	11.47	to	11.25
	12/31/2009		70,970	1.18	to	1.17	83,034	6.40	0.55	to	0.75	27.58	to	27.32
	12/31/2008		79,754	0.92	to	0.92	73,283	0.06	0.55	to	0.75	(20.82)	to	(20.97)
	12/31/2007		6,042	1.17	to	1.16	7,030	4.24	0.55	to	0.75	3.47	to	3.26
	12/31/2006	(1)	4,801	1.13	to	1.13	5,406	1.02	0.55	to	0.75	12.80	to	12.60
Federated Fund for U.S. Government Securities II
	12/31/2010		148,933	1.24	to	1.23	184,060	4.40	0.55	to	0.75	4.59	to	4.38
	12/31/2009		148,214	1.19	to	1.18	175,378	4.53	0.55	to	0.75	4.63	to	4.43
	12/31/2008		151,673	1.14	to	1.13	171,809	5.24	0.55	to	0.75	3.71	to	3.50
	12/31/2007		90,776	1.10	to	1.09	99,446	3.02	0.55	to	0.75	5.70	to	5.49
	12/31/2006	(1)	47,888	1.04	to	1.04	49,645	0.06	0.55	to	0.75	3.71	to	3.53
Federated High Income Bond Fund II
	12/31/2010		88,490	1.43	to	1.42	125,753	8.30	0.55	to	0.75	14.10	to	13.88
	12/31/2009		126,904	1.25	to	1.24	158,441	9.03	0.55	to	0.75	52.01	to	51.71
	12/31/2008		129,919	0.83	to	0.82	106,760	11.61	0.55	to	0.75	(26.40)	to	(26.55)
	12/31/2007		65,097	1.12	to	1.12	72,930	4.69	0.55	to	0.75	2.86	to	2.65
	12/31/2006	(1)	27,034	1.09	to	1.09	29,453	0.36	0.55	to	0.75	8.99	to	8.79
Federated Prime Money Fund II
	12/31/2010		121,184	1.09	to	$1.08	132,621	—	0.55	to	0.75	(0.54)	to	(0.74)
	12/31/2009		23,495	1.10	to	1.09	25,849	0.51	0.55	to	0.75	(0.10)	to	(0.29)
	12/31/2008		309,096	1.10	to	1.10	338,668	2.34	0.55	to	0.75	1.98	to	1.78
	12/31/2007		23,121	1.08	to	1.08	24,974	4.36	0.55	to	0.75	4.18	to	3.97
	12/31/2006	(1)	417,732	1.04	to	1.03	433,105	2.04	0.55	to	0.75	3.68	to	3.49
NVIT Developing Markets Fund
	12/31/2010		30,108	1.33	to	1.32	39,997	—	0.55	to	0.75	15.51	to	15.28
	12/31/2009		38,119	1.15	to	1.14	43,843	1.08	0.55	to	0.75	61.34	to	61.02
	12/31/2008		57,677	0.71	to	0.71	41,115	0.76	0.55	to	0.75	(58.09)	to	(58.17)
	12/31/2007		46,963	1.70	to	1.69	79,890	0.49	0.55	to	0.75	42.72	to	42.44
	12/31/2006	(1)	9,504	1.19	to	1.19	11,326	0.48	0.55	to	0.75	19.20	to	18.99

68

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Columbia Small Company Growth
	12/31/2010		5,071	$1.08	to	$1.07	$5,479	—%	0.55%	to	0.75%	27.68%	to	27.42%
	12/31/2009		5,709	0.85	to	0.84	4,834	—	0.55	to	0.75	24.97	to	24.72
	12/31/2008		—	0.68	to	0.67	—	—	0.55	to	0.75	(41.15)	to	(41.27)
	12/31/2007		—	1.15	to	1.15	—	—	0.55	to	0.75	12.83	to	12.61
	12/31/2006	(1)	8,300	1.02	to	1.02	8,484	—	0.55	to	0.75	2.22	to	2.04
WFAVT Small Cap Value
	12/31/2010		—	1.07	to	1.06	—	—	0.55	to	0.75	16.61	to	16.38
	12/31/2009		—	0.91	to	0.91	—	—	0.55	to	0.75	59.30	to	58.99
	12/31/2008		—	0.57	to	0.57	—	—	0.55	to	0.75	(44.85)	to	(44.96)
	12/31/2007		—	1.04	to	1.04	—	—	0.55	to	0.75	(1.24)	to	(1.44)
	12/31/2006	(1)	—	1.05	to	1.05	—	—	0.55	to	0.75	5.42	to	5.24
Vanguard-Equity Index
	12/31/2010		394,963	1.07	to	1.06	420,270	2.09	0.55	to	0.75	14.29	to	14.06
	12/31/2009		499,129	0.93	to	0.93	464,706	2.38	0.55	to	0.75	25.75	to	25.50
	12/31/2008		414,122	0.74	to	0.74	306,910	1.16	0.55	to	0.75	(37.28)	to	(37.41)
	12/31/2007		191,093	1.18	to	1.18	225,996	1.08	0.55	to	0.75	4.80	to	4.59
	12/31/2006	(1)	114,977	1.13	to	1.13	129,772	—	0.55	to	0.75	12.95	to	12.74
Vanguard-International
	12/31/2010		839	0.97	to	0.96	813	1.96	0.55	to	0.75	15.09	to	14.86
	12/31/2009		31,264	0.84	to	0.84	26,186	2.74	0.55	to	0.75	42.00	to	41.72
	12/31/2008		34,987	0.59	to	0.59	20,728	—	0.55	to	0.75	(45.22)	to	(45.33)
	12/31/2007	(1)	—	1.08	to	1.08	—	—	0.55	to	0.75	8.16	to	8.02
Vanguard-Mid-Cap Index
	12/31/2010		38,993	1.15	to	1.14	44,829	1.10	0.55	to	0.75	24.68	to	24.44
	12/31/2009		133,116	0.92	to	0.92	122,205	1.80	0.55	to	0.75	39.60	to	39.33
	12/31/2008		115,305	0.66	to	0.66	75,972	0.02	0.55	to	0.75	(42.14)	to	(42.25)
	12/31/2007		39,645	1.14	to	1.14	45,283	1.22	0.55	to	0.75	5.56	to	5.35
	12/31/2006	(1)	39,578	1.08	to	1.08	42,844	—	0.55	to	0.75	8.29	to	8.10
Vanguard-REIT Index
	12/31/2010		66,956	1.06	to	1.05	70,993	2.84	0.55	to	0.75	27.55	to	27.30
	12/31/2009		82,180	0.83	to	0.83	68,335	5.14	0.55	to	0.75	28.44	to	28.18
	12/31/2008		44,100	0.65	to	0.64	28,574	2.66	0.55	to	0.75	(37.59)	to	(37.72)
	12/31/2007		26,526	1.04	to	1.03	27,545	1.74	0.55	to	0.75	(17.06)	to	(17.22)
	12/31/2006	(1)	15,529	1.25	to	1.25	19,444	—	0.55	to	0.75	25.24	to	25.01

69

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard-Short-Term Investment Grade
	12/31/2010		262,268	$1.25	to	$1.24	$327,173	2.89%	0.55%	to	0.75%	4.64%	to	4.44%
	12/31/2009		272,292	1.19	to	1.18	324,228	3.18	0.55	to	0.75	13.24	to	13.01
	12/31/2008		315,660	1.05	to	1.05	332,618	3.94	0.55	to	0.75	(3.98)	to	(4.18)
	12/31/2007		265,919	1.10	to	1.09	291,898	4.39	0.55	to	0.75	5.44	to	5.23
	12/31/2006	(1)	111,164	1.04	to	1.04	115,726	—	0.55	to	0.75	4.10	to	3.91
Vanguard-Total Bond Market Index
	12/31/2010		420,702	1.29	to	1.28	542,839	3.56	0.55	to	0.75	5.92	to	5.71
	12/31/2009		524,086	1.22	to	1.21	637,586	3.81	0.55	to	0.75	5.36	to	5.15
	12/31/2008		515,318	1.16	to	1.15	594,798	5.20	0.55	to	0.75	4.65	to	4.44
	12/31/2007		680,997	1.11	to	1.10	751,958	3.13	0.55	to	0.75	6.40	to	6.18
	12/31/2006	(1)	435,142	1.04	to	1.04	451,714	—	0.55	to	0.75	3.88	to	3.70
Fidelity VIP Contrafund®
	12/31/2010		141,612	1.09	to	1.08	154,036	1.22	0.55	to	0.75	16.58	to	16.35
	12/31/2009		215,953	0.94	to	0.69	201,615	1.36	0.55	to	0.75	34.97	to	34.70
	12/31/2008		172,148	0.69	to	0.69	119,098	1.45	0.55	to	0.75	(42.83)	to	(42.94)
	12/31/2007		33,310	1.21	to	1.21	40,381	10.66	0.55	to	0.75	16.95	to	16.71
	12/31/2006	(1)	—	1.04	to	1.04	—	—	0.55	to	0.75	3.66	to	3.53
Fidelity VIP Mid Cap
	12/31/2010		11,503	1.29	to	1.28	14,812	0.32	0.55	to	0.75	28.13	to	27.88
	12/31/2009		21,583	1.01	to	1.00	21,691	0.81	0.55	to	0.75	39.32	to	39.05
	12/31/2008		15,358	0.72	to	0.72	11,079	0.54	0.55	to	0.75	(39.77)	to	(39.90)
	12/31/2007		12,010	1.20	to	1.19	14,385	5.36	0.55	to	0.75	14.99	to	14.76
	12/31/2006	(1)	—	1.04	to	1.04	—	—	0.55	to	0.75	4.16	to	3.97
Fidelity VIP Value Strategies
	12/31/2010		—	1.11	to	1.10	—	—	0.55	to	0.75	25.94	to	25.69
	12/31/2009		10,281	0.88	to	0.88	9,079	0.58	0.55	to	0.75	56.72	to	56.41
	12/31/2008		—	0.56	to	0.56	—	—	0.55	to	0.75	(51.43)	to	(51.53)
	12/31/2007		—	1.11	to	1.10	—	—	0.55	to	0.75	5.14	to	4.93
	12/31/2006	(1)	—	1.16	to	1.16	—	—	0.55	to	0.75	10.55	to	10.35
Wanger USA
	12/31/2010		44,894	1.12	to	1.11	50,166	—	0.55	to	0.75	22.68	to	22.44
	12/31/2009		51,528	0.91	to	0.90	46,941	—	0.55	to	0.75	41.45	to	41.17
	12/31/2008		55,291	0.64	to	0.64	35,624	—	0.55	to	0.75	(40.02)	to	(40.14)
	12/31/2007		37,253	1.07	to	1.07	40,030	—	0.55	to	0.75	4.81	to	4.60
	12/31/2006	(1)	13,181	1.03	to	1.02	13,512	0.02	0.55	to	0.75	2.55	to	2.37

70

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Wanger International
	12/31/2010		12,338	$1.45	to	$1.43	$17,873	2.53%	0.55%	to	0.75%	24.24%	to	23.99
	12/31/2009		16,837	1.17	to	1.16	19,624	3.40	0.55	to	0.75	48.96	to	48.67
	12/31/2008		17,414	0.78	to	0.78	13,623	0.80	0.55	to	0.75	(45.90)	to	(46.01)
	12/31/2007		13,146	1.45	to	1.44	19,016	0.38	0.55	to	0.75	15.67	to	15.44
	12/31/2006	(1)	5,229	1.25	to	1.25	6,538	0.08	0.55	to	0.75	25.09	to	24.86

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
.60%	Feb 2, 2006
.75%	Feb 2, 2006
.55%	Feb 2, 2006

71

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

5. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses. TFLIC also deducts an annual charge, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from .40% to .60% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

72

Transamerica Financial Life Insurance Company

TFLIC Separate Account VNY

Notes to Financial Statements

December 31, 2010

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

73

PART	C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements
All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a)	Resolution of the Board of Directors of Transamerica Financial Life Insurance Company authorizing establishment of the Separate Account. Note 8.

(2)		Not Applicable.

(3)	(a)	Amended and Reinstated Principal Underwriting Agreement. Note 14.

(3)	(a)(1)	Amendment No. 1 to the Amended and Restated Principal Underwriting Agreement. Note 14

(3)	(a)(2)	Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 18

	(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 2.

	(c)	Form of Life Insurance Company Product Sales Agreement Note 20

(4)	(a)	Form of Rider. Note 14.

(5)	(a)	Form of Application. Note 14.

(6)	(a)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 1.

	(b)	ByLaws of Transamerica Financial Life Insurance Company. Note 1.

(7)		Reinsurance Agreement (Swiss RE). Note 23

(8)	(a)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 2.

(8)	(a)(1)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 3.

(8)	(a)(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.

(8)	(a)(3)	Amendment No. 30 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 5.

(8)	(a)(4)	Amendment No. 31 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 9.

(8)	(a)(5)	Amendment No. 32 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 14.

(8)	(a)(6)	Amendment No. 36 to Participation Agreement (TST) Note 21

(8)	(a)(7)	Amendment No. 38 to Participation Agreement (TST). Note 23.

(8)	(a)(8)	Amendment No. 42 to Participation Agreement (TST). Note 24.

(8)	(a)(9)	Amendment No. 43 to Participation Agreement (TST). Note 25

(8)	(a)(10)	Amendment to No. 44 to Participation Agreement (TST). Note 26.

(8)	(b)	Participation Agreement (Alliance). Note 10.

(8)	(b)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 14

(8)	(c)	Participation Agreement (Credit Suisse). Note 11

(8)	(c)(1)	Restatement of Participation Agreement (Credit Suisse). Note 14

(8)	(c)(2)	Amendment No. 1 to Participation Agreement (Credit Suisse). Note 14

(8)	(c)(3)	Amendment No. 2 to Participation Agreement (Credit Suisse). Note 14

(8)	(d)	Participation Agreement (DFA) Note.14

(8)	(e)	Participation Agreement (Dreyfus). Note 12

(8)	(e)(1)	Amendment No. 6 to the Fund Participation Agreement (Dreyfus). Note 14

(8)	(f)	Participation Agreement (Federated). Note 14

(8)	(f)(1)	Amendment to Fund Participation Agreement (Federated). Note 14

(8)	(g)	Participation Agreement (Gartmore). Note 14

(8)	(h)	Form of Participation Agreement (Seligman). Note 14

(8)	(i)	Participation Agreement (SteinRoe). Note 17

(8)	(j)	Participation Agreement (Wells Fargo). Note 17

(8)	(j)(1)	Amendment No. 1 to Participation Agreement (Wells Fargo). Note 26.

(8)	(k)	Participation Agreement (Vanguard). Note 17

(8)	(l)	Participation Agreement (Fidelity). Note 10

(8)	(l)(1)	Amendment No. 4 to Participation Agreement (Fidelity). Note 14

(8)	(m)	Participation Agreement (Wanger). Note 14

(8)	(m)(1)	Amendment No. 1 to Participation Agreement (Wanger). Note 14

(9)	(a)	Opinion and Consent of Counsel. Note 26.

	(b)	Consent of Counsel. Note 26.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 26.

	(b)	Opinion and Consent of Actuary. Note 15.

(11)	Not applicable.

(12)	Not applicable.

(13)	Performance Data Calculations. Note 15.

(14)	Powers of Attorney. Elizabeth Belanger, Colette F. Vargas, William Brown Jr., Steven E. Frushtiek, Eric J. Martin, Karen R. Wright, John T. Mallett, Peter P. Post, Peter G. Kunkel. Note 26.

Note 1.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 3.	Incorporated herein by reference to Initial Filing of Form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

Note 5.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-116562) on July 26, 2004.

Note 6.	Filed with Pre-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.

Note 7.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-104243) on April 2, 2003.

Note 8.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

Note 10.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-110048) filed on December 30, 2003.

Note 11.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-65149) filed on October 1, 1998.

Note 12.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.

Note 13.	Incorporated herein by reference to Initial Filing on N-4 Registration Statement (File No. 333-65151) filed on October 1, 1998.

Note 14.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) on July 1, 2005.

Note 15.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) on April 28, 2006

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-110048) filed on February 5, 2007.

Note 17.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-122235) on April 27, 2007.

Note 18.	Filed with Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 2007.

Note 19.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-122235) on December 21, 2007.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 registration statement (File No. 333-125817) on February 15, 2008.

Note 21.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-122235) filed on April 29, 2008.

Note 22.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-147041) filed on August 7, 2008.

Note 23.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-122235) filed on April 28, 2009.

Note 24.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-122235) filed on April 29, 2010.

Note 25.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010

Note 26.	Filed herewith

Item 25.	Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

William Brown, Jr. 14 Windward Avenue White Plains, NY 10605	Director

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller

Peter P. Post 64 Middle Patent Rd. Armonk, NY 10504	Director

Colette Vargas 440 Mamaronech Ave. Harrison, NY 10528	Director and Chief Actuary

Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director

Peter G. Kunkel 440 Mamaronech Ave. Harrison, NY 10528	Director, Chairman of the Board, and President

Elizabeth Belanger 440 Mamaronech Ave. Harrison, NY 10528	Director

Karen R. Wright 400 West Market St. Louisville, KY 40202	Treasurer and Vice President

John T. Mallett 4333 Edgewood Rd NE Cedar Rapids, IA 52499	Director and Vice President

Item 26.	Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B—Series I Preferred stock.	Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans
AEGON Core Mortgage Fund, LP	Delaware	General Partner—AEGON-CMF GP, LLC	Investment in mortgages
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

As of 1/1/2011	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.2543%) ; Monumental Life Insurance Company (9.7457%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member—AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2011	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners—Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AUSACAN LP	Canada	General Partner—AUSA Holding Co. (1%); Limited Partner—AEGON USA, LLC (99%)	Inter-company lending and general business
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency
Clark, LLC	Delaware	Sole Member—Diverisified Investment Advisors, Inc.	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

As of 1/1/2011	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership
FD TLIC, LIMITED LIABILITY COMPANY	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

As of 1/1/2011	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Real estate investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2011	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

As of 1/1/2011	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware	Sole Member—Garnet Community Investments XXVIII, LLC	Real estate investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Managing Member—Garnet Community Investments XXIX, LLC	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member—Garnet Community Investments XXX, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Horizons Acquisition 5, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved
Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

As of 1/1/2011	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member—Life Investors Financial Group, Inc.	Direct sales of term life insurance
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

As of 1/1/2011	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote—AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

As of 1/1/2011	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TAH Pentagon Funds, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Investor Member: Monumental Life Insurance Company	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member—Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member—Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member—Transamerica International Holdings, Inc.	Holding company
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Tradition Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Irrigation company
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

As of 1/1/2011	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant
Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

As of 1/1/2011	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda—— will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc.—sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company—sole Member	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator

As of 1/1/2011	Page 12

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2011	Page 13

Item 27.	Number of Contract Owners

As of February 28, 2011, there were 62 Contract owners.

Item 28.	Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Swank, Thomas A.	(1)	Director

Michael Brandsma	(2)	Director, President and Chief Financial Officer

Hopewell, David W.	(1)	Director

Barkdoll, Tamara D.	(2)	Assistant Secretary

Burke, Erin K.	(1)	Assistant Secretary

Angle, Amy	(3)	Assistant Vice President

Belanger, Elizabeth	(5)	Assistant Vice President

Cullem-Fiore, Margaret A.	(4)	Assistant Vice President

Fischer, John	(4)	Assistant Vice President

Gallagher, Dennis P	(4)	Assistant Vice President

Mossman, Shelley A.	(1)	Assistant Vice President

Post-Rissin, Christy	(4)	Assistant Vice President

Smith, Brenda L.	(4)	Assistant Vice President

Smith, Darin D.	(1)	Assistant Vice President

Wachendorf, Lisa	(1)	Assistant Vice President

Woods, Arthur D.	(4)	Assistant Vice President

John, Courtney	(2)	Chief Compliance Officer and Vice President

Bostwick, Blake S.	(2)	Chief Marketing Officer and Chief Operations Officer

Paulsen, David R.	(1)	Chief Sales Officer

Camp, Frank A.	(1)	Secretary

Wright, Karen R.	(3)	Treasurer

Heburn, Karen D.	(4)	Vice President

Hodgson, Wesley J.	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S. Syracuse St., Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	440 Mammaroneck Avenue, Harrison, NY 10528

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	16,604	0	0	0

(1)	Fiscal Year 2010

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 4 Manhattanville Road, Purchase, NY 10577; or at Service Office, Financial Markets Group – Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Financial Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Financial Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2011.

TFLIC SEPARATE ACCOUNT VNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
Depositor
*
Peter G. Kunkel
President, Director, and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director	, 2011
Elizabeth Belanger

*	Director and Chief Actuary	, 2011
Colette F. Vargas

*	Director	, 2011
Steven E. Frushtick

*	Controller	, 2011
Eric J. Martin

*	Treasurer and Vice President	, 2011
Karen R. Wright

*	Director and Vice President	, 2011
John T. Mallett

*	Director	, 2011
Peter P. Post

/s/ Shane E. Daly	Vice President and Assistant Secretary	April 26, 2011
*By: Shane E. Daly

*By:	Shane E. Daly—Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

333-122235

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT VNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(a)(10)	Amendment No. 44 to Participation Agreement (TST)

8(j)(1)	Amendment No. 1 to Participation Agreement (Wells Fargo)

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

14	Powers of Attorney

*	Page numbers included only in manually executed original.